UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2015

Item 1:	Report(s) to Shareholders.

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Alpha Strategy Fund

Fundamental Equity Fund

Growth Leaders Fund

International Core Equity Fund

International Dividend Income Fund

International Opportunities Fund

Value Opportunities Fund

For the six-month period ended April 30, 2015

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation/Sector

Schedules of Investments:

12	Alpha Strategy Fund

13	Fundamental Equity Fund

16	Growth Leaders Fund

19	International Core Equity Fund

27	International Dividend Income Fund

36	International Opportunities Fund

44	Value Opportunities Fund

48	Statements of Assets and Liabilities

52	Statements of Operations

54	Statements of Changes in Net Assets

59	Financial Highlights

111	Notes to Financial Statements

138	Supplemental Information to Shareholders

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Growth Leaders Fund, Lord Abbett International Core Equity Fund, Lord Abbett International Dividend Income Fund, Lord Abbett International Opportunities Fund, and Lord Abbett Value Opportunities Fund
Semiannual Report

For the six-month period ended April 30, 2015

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Securities Trust for the six-month period ended April 30, 2015. For additional information about the Trust, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 through April 30, 2015).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/14 – 4/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Alpha Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†#
			11/1/14 -
	11/1/14	4/30/15	4/30/15
Class A
Actual	$1,000.00	$1,067.70	$1.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.55	$1.25
Class B
Actual	$1,000.00	$1,063.70	$5.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01
Class C
Actual	$1,000.00	$1,063.50	$5.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01
Class F
Actual	$1,000.00	$1,068.40	$0.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.30	$0.50
Class I
Actual	$1,000.00	$1,069.00	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.79	$0.00
Class R2
Actual	$1,000.00	$1,065.70	$3.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.82	$3.01
Class R3
Actual	$1,000.00	$1,066.40	$2.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.32	$2.51

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.25% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Alpha Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

April 30, 2015

Underlying Fund Name	%*
Lord Abbett Developing Growth Fund, Inc. – Class I	19.50%
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	19.92%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	21.03%
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	9.75%
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	9.76%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	19.98%
Repurchase Agreement	0.06%
Total	100.00%

*	Represents percent of total investments.

Fundamental Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			11/1/14 -
	11/1/14	4/30/15	4/30/15
Class A
Actual	$1,000.00	$1,027.00	$4.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.93	$4.91
Class B
Actual	$1,000.00	$1,023.40	$8.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.22	$8.65
Class C
Actual	$1,000.00	$1,023.00	$8.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.22	$8.65
Class F
Actual	$1,000.00	$1,028.10	$4.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.68	$4.16
Class I
Actual	$1,000.00	$1,028.10	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.17	$3.66
Class P
Actual	$1,000.00	$1,025.60	$5.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91
Class R2
Actual	$1,000.00	$1,025.10	$6.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.66
Class R3
Actual	$1,000.00	$1,025.90	$6.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.16

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (.98% for Class A, 1.73% for Classes B and C, 0.83% for Class F, 0.73% for Class I, 1.18% for Class P, 1.33% for Class R2 and 1.23% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2015

Sector*	%**
Consumer Discretionary	6.95%
Consumer Staples	7.11%
Energy	11.23%
Financials	27.55%
Health Care	15.59%
Industrials	9.99%
Sector*	%**
Information Technology	11.48%
Materials	3.61%
Telecommunication Services	1.78%
Utilities	3.76%
Repurchase Agreement	0.95%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Growth Leaders Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			11/1/14 -
	11/1/14	4/30/15	4/30/15
Class A
Actual	$1,000.00	$1,040.20	$4.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class B
Actual	$1,000.00	$1,036.60	$8.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.91	$7.95
Class C
Actual	$1,000.00	$1,036.50	$8.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.91	$7.95
Class F
Actual	$1,000.00	$1,041.00	$3.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51
Class I
Actual	$1,000.00	$1,041.30	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.82	$3.01
Class R2
Actual	$1,000.00	$1,038.30	$6.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01
Class R3
Actual	$1,000.00	$1,038.90	$5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.59% for Classes B and C, 0.70% for Class F, 0.60% for Class I, 1.20% for Class R2 and 1.10% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2015

Sector*	%**
Consumer Discretionary	24.92%
Consumer Staples	4.95%
Energy	1.96%
Financials	5.08%
Health Care	13.27%
Sector*	%**
Industrials	6.32%
Information Technology	40.52%
Telecommunication Services	0.99%
Repurchase Agreement	1.99%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Core Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			11/1/14 -
	11/1/14	4/30/15	4/30/15
Class A*
Actual	$1,000.00	$1,033.50	$5.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$5.61
Class B*
Actual	$1,000.00	$1,030.70	$9.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.87	$9.00
Class C*
Actual	$1,000.00	$1,030.10	$8.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.02	$8.85
Class F
Actual	$1,000.00	$1,035.10	$4.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36
Class I
Actual	$1,000.00	$1,035.70	$3.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.86
Class P*
Actual	$1,000.00	$1,032.60	$6.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.26
Class R2*
Actual	$1,000.00	$1,031.90	$7.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.00
Class R3*
Actual	$1,000.00	$1,032.60	$6.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.46

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.80% for Class B, 1.77% for Class C, 0.87% for Class F, 0.77% for Class I, 1.25% for Class P, 1.40% for Class R2 and 1.29% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated (1.87% for Classes B and C, 1.32% for Class P, 1.47% for Class R2, and 1.37% for Class R3). Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
		Before
	Actual	Expenses)
Class B	$9.42	$9.35
Class C	$9.41	$9.35
Class P	$6.65	$6.61
Class R2	$7.41	$7.35
Class R3	$6.90	$6.86

Portfolio Holdings Presented by Sector

April 30, 2015

Sector*	%**
Consumer Discretionary	11.63%
Consumer Staples	10.82%
Energy	6.08%
Financials	27.39%
Health Care	10.09%
Industrials	13.50%
Information Technology	6.80%
Materials	3.05%
Telecommunication Services	6.75%
Utilities	2.32%
Repurchase Agreement	1.57%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Dividend Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			11/1/14 -
	11/1/14	4/30/15	4/30/15
Class A*
Actual	$1,000.00	$1,022.40	$5.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$5.61
Class C*
Actual	$1,000.00	$1,019.30	$9.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.87	$9.00
Class F*
Actual	$1,000.00	$1,023.60	$4.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.43	$4.41
Class I*
Actual	$1,000.00	$1,024.10	$3.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class R2*
Actual	$1,000.00	$1,020.70	$7.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.00
Class R3*
Actual	$1,000.00	$1,021.50	$6.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.51

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.80% for Class C, 0.88% for Class F, 0.78% for Class I, 1.40% for Class R2 and 1.30% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated (1.87% for Class C, 0.91% for Class F, 0.81% for Class I, 1.47% for Class R2, and 1.37% for Class R3). Had these updates been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
		Before
	Actual	Expenses)
Class C	$9.36	$9.35
Class F	$4.57	$4.56
Class I	$4.07	$4.06
Class R2	$7.37	$7.35
Class R3	$6.87	$6.86

8	See Notes to Financial Statements.

Portfolio Holdings Presented by Sector

April 30, 2015

Sector*	%**
Consumer Discretionary	10.36%
Consumer Staples	5.72%
Energy	20.23%
Financials	28.89%
Health Care	4.94%
Industrials	7.28%
Information Technology	1.53%
Materials	2.09%
Telecommunication Services	10.40%
Utilities	6.16%
Repurchase Agreement	2.40%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			11/1/14 -
	11/1/14	4/30/15	4/30/15
Class A
Actual	$1,000.00	$1,134.10	$ 7.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$ 6.66
Class B
Actual	$1,000.00	$1,130.30	$10.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.53	$10.34
Class C
Actual	$1,000.00	$1,130.20	$10.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.58	$10.29
Class F
Actual	$1,000.00	$1,134.80	$ 6.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	$ 5.91
Class I
Actual	$1,000.00	$1,135.50	$ 5.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$ 5.41
Class P
Actual	$1,000.00	$1,133.20	$ 8.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.16	$ 7.70
Class R2
Actual	$1,000.00	$1,132.00	$ 8.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.46	$ 8.40
Class R3
Actual	$1,000.00	$1,132.80	$ 8.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.06	$ 7.80

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.33% for Class A, 2.07% for Class B, 2.06% for Class C, 1.18% for Class F, 1.08% for Class I, 1.54% for Class P, 1.68% for Class R2 and 1.56% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2015

Sector*	%**
Consumer Discretionary	17.51%
Consumer Staples	6.19%
Energy	5.07%
Financials	25.12%
Health Care	3.13%
Industrials	20.89%
Sector*	%**
Information Technology	10.87%
Materials	4.22%
Telecommunication Services	1.16%
Utilities	2.68%
Repurchase Agreement	3.16%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

10	See Notes to Financial Statements.

Value Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			11/1/14 -
	11/1/14	4/30/15	4/30/15
Class A
Actual	$1,000.00	$1,069.10	$6.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$5.86
Class B
Actual	$1,000.00	$1,064.50	$9.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.27	$9.59
Class C
Actual	$1,000.00	$1,064.50	$9.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.27	$9.59
Class F
Actual	$1,000.00	$1,069.20	$5.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.74	$5.11
Class I
Actual	$1,000.00	$1,070.30	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61
Class P
Actual	$1,000.00	$1,067.60	$7.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$6.85
Class R2
Actual	$1,000.00	$1,066.80	$7.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	$7.60
Class R3
Actual	$1,000.00	$1,067.60	$7.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.10

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.17% for Class A, 1.92% for Classes B and C, 1.02% for Class F, 0.92% for Class I, 1.37% for Class P, 1.52% for Class R2 and 1.42% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2015

Sector*	%**
Consumer Discretionary	13.79%
Consumer Staples	2.35%
Energy	5.04%
Financials	25.35%
Health Care	9.15%
Industrials	13.11%
Sector*	%**
Information Technology	17.68%
Materials	6.44%
Telecommunication Services	1.09%
Utilities	5.74%
Repurchase Agreement	0.26%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND April 30, 2015

		Fair
		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.73%
Lord Abbett Developing Growth Fund, Inc. — Class I*(b)	9,897,098	$255,642
Lord Abbett Securities Trust — International Opportunities Fund — Class I(c)	15,260,993	275,766
Lord Abbett Securities Trust — Micro-Cap Growth Fund — Class I*(c)	6,566,661	127,853
Lord Abbett Securities Trust — Micro-Cap Value Fund — Class I*(c)	4,116,403	127,897
Lord Abbett Research Fund, Inc. — Small-Cap Value Fund — Class I(c)	8,760,718	261,157
Lord Abbett Securities Trust — Value Opportunities Fund — Class I*(c)	12,616,141	261,911
Total Investments in Underlying Funds (cost $1,116,180,057)		1,310,226
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.06%

Repurchase Agreement
Repurchase Agreement dated 4/30/2015, Zero Coupon due 5/1/2015 with Fixed Income Clearing Corp. collateralized by $795,000 of U.S. Treasury Bill at Zero Coupon due 10/15/2015; value: $794,603; proceeds: $777,117 (cost $777,117)	$777	$777
Total Investments in Securities 99.79% (cost $1,116,957,174)		1,311,003
Other Assets in Excess of Liabilities 0.21%		2,746
Net Assets 100.00%		$1,313,749

*	Non-income producing security.
(a)	Affiliated issuers (See Note 12).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,310,226	$–	$–	$1,310,226
Repurchase Agreement	–	777	–	777
Total	$1,310,226	$777	$–	$1,311,003

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of Underlying Funds.
(3)	There were no level transfers during the period ended April 30, 2015.

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND April 30, 2015

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.52%

Aerospace & Defense 6.09%
General Dynamics Corp.	914,900	$125,634
TransDigm Group, Inc.	382,400	81,119
United Technologies Corp.	519,176	59,056
Total		265,809

Airlines 0.81%
Southwest Airlines Co.	866,100	35,129

Auto Components 2.23%
Johnson Controls, Inc.	1,934,900	97,480

Banks 11.41%
Citizens Financial Group, Inc.	3,028,943	78,904
East West Bancorp, Inc.	1,848,033	75,012
First Republic Bank	1,724,119	100,499
JPMorgan Chase & Co.	2,931,022	185,416
Signature Bank*	434,283	58,233
Total		498,064

Beverages 2.84%
PepsiCo, Inc.	1,304,500	124,084

Building Products 0.82%
USG Corp.*	1,353,800	35,930

Capital Markets 5.20%
Affiliated Managers Group, Inc.*	448,136	101,337
Artisan Partners Asset Management, Inc. Class A	285,094	12,769
Greenhill & Co., Inc.	1,119,971	44,295
TD Ameritrade Holding Corp.	1,887,400	68,418
Total		226,819

Chemicals 2.43%
Dow Chemical Co. (The)	861,732	43,948
PPG Industries, Inc.	280,200	62,081
Total		106,029
		Fair
		Value
Investments	Shares	(000)
Commercial Services & Supplies 1.41%
ADT Corp. (The)	1,636,748	$61,542

Communications Equipment 2.27%
Cisco Systems, Inc.	3,434,648	99,021

Consumer Finance 3.47%
Capital One Financial Corp.	1,192,710	96,431
Discover Financial Services	950,600	55,106
Total		151,537

Diversified Telecommunication Services 1.79%
Verizon
Communications, Inc.	1,550,000	78,182

Electric: Utilities 2.00%
NextEra Energy, Inc.	863,586	87,162

Energy Equipment & Services 1.02%
Halliburton Co.	418,967	20,508
Schlumberger Ltd.	256,008	24,221
Total		44,729

Food Products 2.81%
Mondelez International, Inc.
Class A	3,199,603	122,769

Health Care Equipment & Supplies 1.80%
St. Jude Medical, Inc.	1,120,500	78,491

Health Care Providers & Services 5.48%
DaVita HealthCare
Partners, Inc.*	826,864	67,059
Envision Healthcare
Holdings, Inc.*	661,684	25,117
Express Scripts Holding Co.*	254,318	21,973
McKesson Corp.	100,455	22,442
UnitedHealth Group, Inc.	921,207	102,622
Total		239,213

Hotels, Restaurants & Leisure 1.68%
Yum! Brands, Inc.	851,500	73,195

Household Products 1.49%
Colgate-Palmolive Co.	966,500	65,026

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND April 30, 2015

		Fair
		Value
Investments	Shares	(000)
Information Technology Services 1.89%
Vantiv, Inc. Class A*	2,109,248	$82,472

Insurance 6.43%
Allstate Corp. (The)	1,570,800	109,422
American International Group, Inc.	998,234	56,191
Hartford Financial Services Group, Inc. (The)	2,823,332	115,107
Total		280,720

Internet Software & Services 1.54%
Google, Inc. Class A*	122,700	67,334

Media 1.68%
CBS Corp. Class B	1,179,776	73,299

Multi-Line Retail 1.40%
Kohl’s Corp.	851,600	61,017

Multi-Utilities 1.78%
Sempra Energy	732,305	77,749

Oil, Gas & Consumable Fuels 10.26%
Chevron Corp.	1,536,100	170,599
Devon Energy Corp.	872,300	59,500
Exxon Mobil Corp.	811,054	70,862
Marathon Oil Corp.	2,680,200	83,354
Occidental Petroleum Corp.	794,200	63,615
Total		447,930

Paper & Forest Products 1.19%
International Paper Co.	970,009	52,109

Pharmaceuticals 8.38%
Actavis plc*	187,832	53,130
Eli Lilly & Co.	1,866,900	134,174
Pfizer, Inc.	5,265,800	178,669
Total		365,973

Real Estate Investment Trusts 1.18%
Simon Property Group, Inc.	141,900	25,754
Vornado Realty Trust	248,500	25,717
Total		51,471
		Fair
		Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 2.38%
Intel Corp.	3,195,764	$104,022

Software 1.29%
Activision Blizzard, Inc.	2,476,000	56,490

Technology Hardware, Storage & Peripherals 2.16%
EMC Corp.	3,503,052	94,267

Trading Companies & Distributors 0.91%
W.W. Grainger, Inc.	160,700	39,923
Total Common Stocks (cost $3,783,973,893)		4,344,987

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 0.95%

Repurchase Agreement
Repurchase Agreement dated 4/30/2015, Zero Coupon due 5/1/2015 with Fixed Income Clearing Corp. collateralized by $14,360,000 of Federal Home Loan Bank at 0.125% due 9/2/2015 and $27,775,000 of Federal Home Loan Mortgage Corp. at 1.75% due 9/10/2015; value: $42,343,313; proceeds: $41,509,141 (cost $41,509,141)	$41,509	41,509
Total Investments in Securities 100.47% (cost $3,825,483,034)		4,386,496
Liabilities in Excess of Other Assets (0.47)%		(20,701)
Net Assets 100.00%		$4,365,795

*	Non-income producing security.

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND April 30, 2015

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$4,344,987	$–	$–	$4,344,987
Repurchase Agreement	–	41,509	–	41,509
Total	$4,344,987	$41,509	$–	$4,386,496

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2015.

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)

GROWTH LEADERS FUND April 30, 2015

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 96.45%

Aerospace & Defense 2.87%
Boeing Co. (The)	128,559	$18,428
Honeywell International, Inc.	137,104	13,836
Martin Corp.	72,174	13,468
Total		45,732

Air Freight & Logistics 0.70%
FedEx Corp.	65,908	11,176

Airlines 1.00%
American Airlines Group, Inc.	165,104	7,972
United Continental Holdings, Inc.*	132,901	7,940
Total		15,912

Automobiles 0.56%
Tesla Motors, Inc.*	39,160	8,852

Banks 0.80%
SVB Financial Group*	96,322	12,788

Beverages 1.57%
Monster Beverage Corp.*	182,613	25,038

Biotechnology 8.36%
Alexion Pharmaceuticals, Inc.*	22,574	3,820
Alnylam Pharmaceuticals, Inc.*	39,954	4,070
Amgen, Inc.	75,833	11,975
Biogen, Inc.*	21,089	7,886
BioMarin Pharmaceutical, Inc.*	105,273	11,796
Bluebird Bio, Inc.*	39,739	5,293
Celgene Corp.*	125,636	13,576
Clovis Oncology, Inc.*	75,771	6,089
Foundation Medicine, Inc.*	97,514	4,438
Gilead Sciences, Inc.*	119,621	12,023
Incyte Corp.*	39,781	3,865
Juno Therapeutics, Inc.*	81,891	3,500
Medivation, Inc.*	44,087	5,323
		Fair
		Value
Investments	Shares	(000)
Receptos, Inc.*	26,275	$3,872
Regeneron Pharmaceuticals, Inc.*	49,723	22,746
Ultragenyx Pharmaceutical, Inc.*	81,032	4,573
Vertex Pharmaceuticals, Inc.*	67,580	8,331
Total		133,176

Capital Markets 3.05%
Affiliated Managers Group, Inc.*	53,832	12,173
BlackRock, Inc.	32,130	11,694
TD Ameritrade Holding Corp.	461,222	16,719
WisdomTree Investments, Inc.	423,734	8,068
Total		48,654

Communications Equipment 1.15%
Palo Alto Networks, Inc.*	124,125	18,336

Diversified Financial Services 1.14%
Intercontinental Exchange, Inc.	81,211	18,234

Electrical Equipment 0.82%
Acuity Brands, Inc.	78,109	13,040

Electronic Equipment, Instruments & Components 1.02%
IPG Photonics Corp.*	183,778	16,279

Energy Equipment & Services 0.55%
Schlumberger Ltd.	93,441	8,840

Food & Staples Retailing 3.30%
Costco Wholesale Corp.	52,942	7,573
CVS Health Corp.	117,272	11,644
Diplomat Pharmacy, Inc.*	355,965	12,751
Walgreens Boots Alliance, Inc.	137,668	11,417
Whole Foods Market, Inc.	191,017	9,123
Total		52,508

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND April 30, 2015

		Fair
		Value
Investments	Shares	(000)
Health Care Equipment & Supplies 0.34%
ZELTIQ Aesthetics, Inc.*	175,406	$5,385

Health Care Providers & Services 0.90%
McKesson Corp.	64,361	14,378

Health Care Technology 0.65%
Medidata Solutions, Inc.*	100,785	5,385
Veeva Systems, Inc. Class A*	185,519	4,925
Total		10,310

Hotels, Restaurants & Leisure 4.34%
Chipotle Mexican Grill, Inc.*	11,849	7,362
Hilton Worldwide Holdings, Inc.*	718,394	20,805
Norwegian Cruise Line Holdings Ltd.*	330,556	16,035
Starbucks Corp.	501,938	24,886
Total		69,088

Household Durables 0.53%
GoPro, Inc. Class A*	169,400	8,484

Industrial Conglomerates 0.83%
3M Co.	85,083	13,306

Information Technology Services 6.15%
EPAM Systems, Inc.*	265,187	17,160
MasterCard, Inc. Class A	450,752	40,662
Visa, Inc. Class A	609,126	40,233
Total		98,055

Internet & Catalog Retail 7.89%
Amazon.com, Inc.*	111,397	46,985
Ctrip.com International Ltd. ADR*	188,889	12,028
JD.com, Inc. ADR*	491,559	16,497
Netflix, Inc.*	68,311	38,015
Priceline Group, Inc. (The)*	9,826	12,163
Total		125,688
		Fair
		Value
Investments	Shares	(000)
Internet Software & Services 10.40%
Akamai Technologies, Inc.*	299,148	$22,071
Alibaba Group Holding Ltd. ADR*	193,385	15,720
Facebook, Inc. Class A*	701,557	55,262
Gogo, Inc.*	407,524	8,615
Google, Inc. Class A*	44,508	24,425
GrubHub, Inc.*	486,268	20,020
LinkedIn Corp. Class A*	78,013	19,669
Total		165,782

Life Sciences Tools & Services 1.81%
Fluidigm Corp.*	118,245	4,430
Illumina, Inc.*	44,686	8,233
Quintiles Transnational Holdings, Inc.*	244,398	16,101
Total		28,764

Media 2.73%
Comcast Corp. Class A	207,454	11,983
Walt Disney Co. (The)	289,195	31,441
Total		43,424

Oil, Gas & Consumable Fuels 1.38%
EOG Resources, Inc.	128,358	12,701
Range Resources Corp.	145,677	9,259
Total		21,960

Pharmaceuticals 1.01%
Bristol-Myers Squibb Co.	252,419	16,087

Semiconductors & Semiconductor Equipment 6.32%
ARM Holdings plc ADR	229,627	11,709
Avago Technologies Ltd. (Singapore)(a)	102,157	11,940
Cavium, Inc.*	272,185	17,635
First Solar, Inc.*	264,654	15,792
NXP Semiconductors NV (Netherlands)*(a)	126,832	12,191
SunEdison, Inc.*	609,672	15,437
SunPower Corp.*	495,172	15,939
Total		100,643

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND April 30, 2015

		Fair
		Value
Investments	Shares	(000)
Software 8.95%
Adobe Systems, Inc.*	179,830	$13,678
FireEye, Inc.*	436,163	18,013
Mobileye NV (Israel)*(a)	286,229	12,840
Red Hat, Inc.*	288,345	21,701
salesforce.com, Inc.*	330,121	24,039
ServiceNow, Inc.*	156,624	11,725
Splunk, Inc.*	178,646	11,852
Tableau Software, Inc.
Class A*	169,262	16,561
Workday, Inc. Class A*	134,489	12,267
Total		142,676

Specialty Retail 6.34%
Home Depot, Inc. (The)	181,262	19,391
Lowe’s Cos., Inc.	168,051	11,572
O’Reilly Automotive, Inc.*	88,244	19,222
Ross Stores, Inc.	162,171	16,036
TJX Cos., Inc. (The)	227,754	14,699
Ulta Salon, Cosmetics &
Fragrance, Inc.*	133,193	20,124
Total		101,044

Technology Hardware, Storage & Peripheral 5.87%
Apple, Inc.	747,636	93,567

Textiles, Apparel & Luxury Goods 2.14%
NIKE, Inc. Class B	180,449	17,835
Under Armour, Inc. Class A*	209,784	16,269
Total		34,104
		Fair
		Value
Investments	Shares	(000)
Wireless Telecommunication Services 0.98%
China Mobile Ltd. ADR	217,789	$15,557
Total Common Stocks (cost $1,477,096,024)		1,536,867

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 1.96%

Repurchase Agreement
Repurchase Agreement dated 4/30/2015, Zero Coupon due 5/1/2015 with Fixed Income Clearing Corp. collateralized by $31,885,000 of U.S. Treasury Bill at Zero Coupon due 10/15/2015; value: $31,869,058; proceeds: $31,242,775 (cost $31,242,775)	$31,243	31,243
Total Investments in Securities 98.41% (cost $1,508,338,799)		1,568,110
Other Assets in Excess of Liabilities 1.59%		25,275
Net Assets 100.00%		$1,593,385

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$1,536,867	$–	$–	$1,536,867
Repurchase Agreement	–	31,243	–	31,243
Total	$1,536,867	$31,243	$–	$1,568,110

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2015.

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL CORE EQUITY FUND April 30, 2015

		U.S. $
		Fair Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 97.80%

Common Stocks 96.50%

Australia 2.54%

Banks 1.59%
National Australia Bank Ltd.	331,379	$9,595

Real Estate Investment Trusts 0.95%
Mirvac Group	3,633,700	5,757
Total Australia		15,352

Austria 1.66%

Diversified Telecommunication Services 0.93%
Telekom Austria AG	760,704	5,658

Machinery 0.73%
Andritz AG	75,425	4,416
Total Austria		10,074

Canada 1.82%

Oil, Gas & Consumable Fuels
Baytex Energy Corp.	482,800	9,432
Seven Generations Energy Ltd. Class A *	92,200	1,566
		10,998

China 3.76%

Automobiles 0.52%
Great Wall Motor Co., Ltd. Class H	416,348	3,159

Internet Software & Services 1.39%
Baidu, Inc. ADR *	41,900	8,392

Real Estate Management & Development 1.85%
China Overseas Land & Investment Ltd.	2,690,217	11,206
Total China		22,757
Investments	Shares	U.S. $ Fair Value (000)
Denmark 1.73%

Diversified Telecommunication Services 1.11%
TDC A/S	881,229	$6,709

Pharmaceuticals 0.62%
H Lundbeck A/S *	192,354	3,742
Total Denmark		10,451

France 10.46%

Aerospace & Defense 2.50%
Safran SA	138,270	10,103
Zodiac Aerospace	137,997	5,068
		15,171

Banks 1.31%
BNP Paribas SA	125,632	7,934

Food Products 1.61%
Danone SA	134,500	9,733

Insurance 1.26%
AXA SA	301,400	7,621

Life Sciences Tools & Services 0.47%
Genfit *	65,639	2,854

Oil, Gas & Consumable Fuels 1.32%
Total SA	147,433	7,983

Real Estate Investment Trusts 1.04%
Klepierre	130,367	6,323

Textiles, Apparel & Luxury Goods 0.95%
Kering	31,014	5,736
Total France		63,355

Germany 5.85%

Automobiles 0.99%
Daimler AG Registered Shares	62,001	5,961

Diversified Financial Services 0.73%
Deutsche Boerse AG	53,483	4,432

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2015

		U.S. $
		Fair Value
Investments	Shares	(000)
Germany (continued)

Diversified Telecommunication Services 1.12%
Deutsche Telekom AG Registered Shares	369,377	$6,789

Health Care Providers & Services 1.51%
Fresenius SE & Co. KGaA	153,378	9,125

Industrial Conglomerates 0.84%
Siemens AG Registered Shares	46,999	5,113

Life Sciences Tools & Services 0.66%
MorphoSys AG *	55,930	4,024
Total Germany		35,444

Hong Kong 2.36%

Airlines 1.23%
Cathay Pacific Airways Ltd.	2,886,000	7,431

Electric: Utilities 0.64%
Cheung Kong Infrastructure Holdings Ltd.	457,524	3,876

Hotels, Restaurants & Leisure 0.49%
SJM Holdings Ltd.	2,344,100	2,972
Total Hong Kong		14,279

India 2.49%

Oil, Gas & Consumable Fuels 0.97%
Reliance Industries Ltd.	434,028	5,886

Thrifts & Mortgage Finance 1.52%
Indiabulls Housing Finance Ltd.	985,415	9,183
Total India		15,069

Indonesia 1.78%

Banks 0.87%
PT Bank Negara Indonesia (Persero) Tbk	10,727,894	5,294
Investments	Shares	U.S. $ Fair Value (000)
Food Products 0.91%
PT Indofood Sukses Makmur Tbk	10,567,300	$5,485
Total Indonesia		10,779

Italy 4.43%

Banks 0.87%
UniCredit SpA	736,026	5,283

Capital Markets 1.89%
Anima Holding SpA *†	1,284,606	11,438

Gas Utilities 1.67%
Snam SpA	1,934,570	10,077
Total Italy		26,798

Japan 19.51%

Automobiles 3.42%
Honda Motor Co., Ltd.	262,800	8,811
Toyota Motor Corp.	170,700	11,882
		20,693

Banks 1.50%
Bank of Yokohama Ltd. (The)	64	–	(a)
Sumitomo Mitsui Financial Group, Inc.	207,900	9,078
		9,078

Chemicals 1.53%
Asahi Kasei Corp.	982,729	9,254

Diversified Financial Services 1.06%
ORIX Corp.	417,400	6,419

Electrical Equipment 1.09%
Nidec Corp.	88,500	6,620

Electronic Equipment, Instruments & Components 1.08%
Hitachi Ltd.	956,337	6,525

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2015

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Industrial Conglomerates 0.73%
Toshiba Corp.	1,103,900	$4,423

Information Technology Services 2.22%
Obic Co., Ltd.	177,800	7,437
SCSK Corp.	205,800	6,010
		13,447
Machinery 0.94%
NSK Ltd.	363,000	5,669

Pharmaceuticals 0.98%
Daiichi Sankyo Co., Ltd.	342,700	5,952

Real Estate Management & Development 1.47%
Daiwa House Industry Co., Ltd.	398,400	8,895

Tobacco 1.01%
Japan Tobacco, Inc.	175,000	6,111

Trading Companies & Distributors 1.58%
Sumitomo Corp.	808,800	9,550

Wireless Telecommunication Services 0.90%
SoftBank Corp.	87,700	5,482
Total Japan		118,118

Mexico 0.71%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	2,821,100	4,277

Netherlands 6.62%

Beverages 2.13%
Heineken Holding NV	184,974	12,895

Construction & Engineering 1.19%
Arcadis NV	227,085	7,188

Insurance 1.37%
Aegon NV	1,053,538	8,312
		U.S. $
		Fair Value
Investments	Shares	(000)
Oil, Gas & Consumable Fuels 1.93%
Royal Dutch Shell plc Class A ADR	184,200	$11,684
Total Netherlands		40,079

Norway 0.80%

Banks
DNB ASA	273,659	4,862

South Korea 3.41%
Semiconductors & Semiconductor Equipment 0.62%
SK Hynix, Inc.	87,556	3,746

Technology Hardware, Storage & Peripherals 1.45%
Samsung Electronics Co., Ltd.	6,685	8,770

Wireless Telecommunication Services 1.34%
SK Telecom Co., Ltd.	30,312	8,123
Total South Korea		20,639

Spain 1.93%

Airlines 0.70%
International Consolidated Airlines Group SA *	513,311	4,257

Construction & Engineering 1.23%
ACS Actividades de Construccion y Servicios SA	211,323	7,446
Total Spain		11,703

Sweden 1.30%

Diversified Telecommunication Services
TeliaSonera AB	1,263,357	7,854

Switzerland 4.70%

Beverages 0.66%
Coca-Cola HBC AG CDI *	189,000	3,987

Food Products 0.73%
Nestle SA Registered Shares	56,910	4,415

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2015

Investments	Shares	U.S. $ Fair Value (000)
Switzerland (continued)

Pharmaceuticals 3.31%
Novartis AG Registered Shares	102,403	$10,453
Roche Holding AG	33,556	9,602
		20,055
Total Switzerland		28,457

Thailand 0.74%

Banks
Bangkok Bank Public Co., Ltd.	799,300	4,487

United Kingdom 16.60%

Banks 3.78%
Barclays plc	1,953,215	7,642
HSBC Holdings plc	921,502	9,206
Lloyds Banking Group plc	5,109,664	6,051
		22,899

Beverages 1.23%
Diageo plc	159,671	4,433
SABMiller plc	56,800	3,006
		7,439

Capital Markets 0.30%
Jupiter Fund Management plc	279,800	1,842

Food Products 0.88%
Unilever plc	121,727	5,336

Household Durables 1.10%
Berkeley Group Holdings plc 172,684		6,649

Insurance 1.59%
Prudential plc	387,325	9,643
		U.S. $
		Fair Value
Investments	Shares	(000)
Media 2.80%
ITV plc	1,723,059	$6,690
Pearson plc	213,787	4,320
WPP plc	253,622	5,915
		16,925

Metals & Mining 1.50%
Rio Tinto plc ADR	202,700	9,079

Pharmaceuticals 1.17%
AstraZeneca plc	102,869	7,060

Tobacco 1.60%
Imperial Tobacco Group plc	198,286	$9,682

Trading Companies & Distributors 0.65%
Ashtead Group plc	230,156	3,947
Total United Kingdom		100,501

United States 1.30%

Health Care Equipment & Supplies
ResMed, Inc.	123,100	7,871
Total Common Stocks (cost $537,169,252)		584,204

PREFERRED STOCK 1.30%

Germany

Automobiles
Volkswagen AG (cost $7,734,125)	30,553	7,865
Total Long-Term Investments (cost $544,903,377)		592,069

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2015

	Principal	U.S. $
	Amount	Fair Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.56%

Repurchase Agreement
Repurchase Agreement dated 4/30/2015, Zero Coupon due 5/1/2015 with Fixed Income Clearing Corp. collateralized by $7,065,000 of U.S. Treasury Bill at Zero Coupon due 10/15/2015 and $2,565,000 of U.S. Treasury Note at 0.375% due 11/15/2015; value: $9,632,880; proceeds: $9,439,567 (cost $9,439,567)	$9,440	$9,440
Total Investments in Securities 99.36% (cost $554,342,944)		601,509
Foreign Cash and Other Assets in Excess of Liabilities(b) 0.64%		3,898
Net Assets 100.00%		$605,407

ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Amount is less than $1,000.
(b)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2015

Open Forward Foreign Currency Exchange Contracts at April 30, 2015:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Australian dollar	Buy	J.P.Morgan	6/17/2015	1,440,000	$1,103,538	$1,136,792	$33,254
Australian dollar	Buy	Morgan Stanley	6/17/2015	4,097,500	3,171,168	3,234,726	63,558
Australian dollar	Buy	Morgan Stanley	6/17/2015	4,097,500	3,173,699	3,234,726	61,027
Australian dollar	Buy	Morgan Stanley	6/17/2015	4,097,500	3,167,071	3,234,726	67,655
Australian dollar	Buy	Morgan Stanley	6/17/2015	4,097,500	3,165,063	3,234,726	69,663
Australian dollar	Buy	Morgan Stanley	8/13/2015	10,860,000	8,326,713	8,547,077	220,364
Brazilian real	Buy	Barclays Bank plc	7/20/2015	14,000,000	4,121,199	4,528,854	407,655
British pound	Buy	J.P.Morgan	5/18/2015	3,845,000	5,849,310	5,901,487	52,177
Danish krone	Buy	Deutsche Bank AG	6/10/2015	9,200,000	1,328,768	1,385,381	56,613
Danish krone	Buy	Morgan Stanley	6/10/2015	6,800,000	1,019,077	1,023,978	4,901
Danish krone	Buy	Morgan Stanley	6/10/2015	4,920,000	722,658	740,878	18,220
euro	Buy	Deutsche Bank AG	6/5/2015	920,000	1,000,001	1,033,436	33,435
euro	Buy	Deutsche Bank AG	6/10/2015	1,000,000	1,084,993	1,123,374	38,381
euro	Buy	Deutsche Bank AG	6/10/2015	1,700,000	1,825,929	1,909,736	83,807
euro	Buy	J.P.Morgan	6/5/2015	1,495,000	1,618,721	1,679,333	60,612
euro	Buy	J.P.Morgan	6/10/2015	1,400,000	1,520,278	1,572,724	52,446
euro	Buy	J.P.Morgan	6/10/2015	1,700,000	1,828,768	1,909,736	80,968
euro	Buy	Morgan Stanley	6/10/2015	1,730,000	1,857,785	1,943,437	85,652
euro	Buy	Morgan Stanley	6/10/2015	930,000	1,038,916	1,044,738	5,822
euro	Buy	Morgan Stanley	6/10/2015	570,000	607,059	640,323	33,264
euro	Buy	Morgan Stanley	6/10/2015	770,000	831,908	864,998	33,090
euro	Buy	Morgan Stanley	6/10/2015	1,325,000	1,429,772	1,488,471	58,699
Singapore dollar	Buy	Morgan Stanley	5/18/2015	6,370,000	4,770,960	4,812,796	41,836
South African rand	Buy	Deutsche Bank AG	8/20/2015	51,425,000	4,192,073	4,246,472	54,399
Swedish krona	Buy	Deutsche Bank AG	7/23/2015	64,000,000	7,386,351	7,691,978	305,627
Swiss franc	Buy	Barclays Bank plc	5/18/2015	6,815,000	6,714,501	7,307,860	593,359
Swiss franc	Buy	Morgan Stanley	6/22/2015	1,170,000	1,197,642	1,256,282	58,640
Swiss franc	Buy	Morgan Stanley	6/22/2015	1,440,000	1,512,845	1,546,194	33,349
Swiss franc	Buy	Morgan Stanley	6/22/2015	1,490,000	1,561,527	1,599,881	38,354
Swiss franc	Buy	UBS AG	6/22/2015	5,145,000	5,502,850	5,524,420	21,570
Canadian dollar	Sell	Morgan Stanley	8/17/2015	3,700,000	3,063,272	3,062,191	1,081
euro	Sell	Goldman Sachs	6/5/2015	1,015,000	1,163,403	1,140,149	23,254
euro	Sell	Goldman Sachs	6/10/2015	3,120,991	3,521,850	3,506,040	15,810
euro	Sell	J.P.Morgan	6/10/2015	1,950,000	2,220,688	2,190,579	30,109
euro	Sell	J.P.Morgan	6/10/2015	6,500,000	7,418,890	7,301,931	116,959
euro	Sell	Morgan Stanley	6/5/2015	1,400,000	1,602,693	1,572,620	30,073
euro	Sell	Morgan Stanley	6/10/2015	3,120,779	3,521,850	3,505,802	16,048
euro	Sell	Morgan Stanley	6/10/2015	890,000	1,009,026	999,803	9,223
Indian rupee	Sell	Barclays Bank plc	7/6/2015	359,000,000	5,685,777	5,574,534	111,243
Indonesian rupiah	Sell	Goldman Sachs	6/5/2015	22,300,000,000	1,724,779	1,705,545	19,234
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,141,431

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2015

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Danish krone	Buy	Goldman Sachs	6/10/2015	23,150,000	$3,521,850	$3,486,041	$(35,809)
Danish krone	Buy	Morgan Stanley	6/10/2015	23,150,000	3,521,850	3,486,041	(35,809)
Danish krone	Buy	UBS AG	6/10/2015	5,455,000	830,657	821,441	(9,216)
Japanese yen	Buy	J.P.Morgan	6/22/2015	240,846,000	2,026,779	2,018,142	(8,637)
Japanese yen	Buy	Morgan Stanley	6/22/2015	169,154,000	1,420,489	1,417,407	(3,082)
Swiss franc	Buy	J.P.Morgan	5/18/2015	6,275,000	7,301,992	6,728,808	(573,184)
British pound	Sell	Goldman Sachs	5/18/2015	1,290,000	1,960,527	1,979,953	(19,426)
British pound	Sell	J.P.Morgan	5/18/2015	770,000	1,152,997	1,181,832	(28,835)
British pound	Sell	J.P.Morgan	5/18/2015	470,000	706,725	721,378	(14,653)
British pound	Sell	Morgan Stanley	5/18/2015	1,315,000	1,994,301	2,018,324	(24,023)
Canadian dollar	Sell	Morgan Stanley	8/17/2015	1,500,000	1,221,072	1,241,429	(20,357)
euro	Sell	Bank of America	6/10/2015	1,480,000	1,569,867	1,662,594	(92,727)
euro	Sell	Barclays Bank plc	6/10/2015	1,010,000	1,124,978	1,134,608	(9,630)
euro	Sell	Goldman Sachs	6/10/2015	9,800,000	10,472,594	11,009,066	(536,472)
euro	Sell	J.P.Morgan	6/10/2015	1,500,000	1,613,231	1,685,061	(71,830)
euro	Sell	Morgan Stanley	6/10/2015	1,500,000	1,590,791	1,685,061	(94,270)
euro	Sell	Morgan Stanley	6/10/2015	3,200,000	3,437,666	3,594,797	(157,131)
euro	Sell	Morgan Stanley	6/10/2015	850,000	933,779	954,868	(21,089)
euro	Sell	Morgan Stanley	6/10/2015	2,880,000	3,047,838	3,235,317	(187,479)
euro	Sell	Morgan Stanley	6/10/2015	2,230,000	2,405,723	2,505,124	(99,401)
euro	Sell	Morgan Stanley	6/10/2015	1,300,000	1,400,073	1,460,386	(60,313)
euro	Sell	Morgan Stanley	6/10/2015	1,275,000	1,427,528	1,432,302	(4,774)
euro	Sell	Morgan Stanley	6/10/2015	659,802	722,658	741,205	(18,547)
euro	Sell	UBS AG	6/10/2015	1,175,000	1,297,287	1,319,965	(22,678)
Japanese yen	Sell	Morgan Stanley	6/22/2015	410,000,000	3,433,133	3,435,549	(2,416)
South Korean won	Sell	Bank of America	8/10/2015	10,485,000,000	9,558,669	9,707,962	(149,293)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,301,081)

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL CORE EQUITY FUND April 30, 2015

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks(3)
Australia	$–	$15,352	$–	$15,352
Austria	5,658	4,416	–	10,074
Canada	10,998	–	–	10,998
China	8,392	14,365	–	22,757
Denmark	–	10,451	–	10,451
France	–	63,355	–	63,355
Germany	–	35,444	–	35,444
Hong Kong	–	14,279	–	14,279
India	–	15,069	–	15,069
Indonesia	–	10,779	–	10,779
Italy	–	26,798	–	26,798
Japan	–	118,118	–	118,118
Mexico	4,277	–	–	4,277
Netherlands	11,684	28,395	–	40,079
Norway	–	4,862	–	4,862
South Korea	–	20,639	–	20,639
Spain	–	11,703	–	11,703
Sweden	–	7,854	–	7,854
Switzerland	–	28,457	–	28,457
Thailand	–	4,487	–	4,487
United Kingdom	9,079	91,422	–	100,501
United States	7,871	–	–	7,871
Preferred Stock	–	7,865	–	7,865
Repurchase Agreement	–	9,440	–	9,440
Total	$57,959	$543,550	$–	$601,509
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$3,141	$–	$3,141
Liabilities	–	(2,301)	–	(2,301)
Total	$–	$840	$–	$840

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2015.

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2015

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 97.53%

COMMON STOCKS 95.84%

Australia 6.92%

Banks 2.29%
National Australia
Bank Ltd.	2,192,880	$63,496

Electric: Utilities 0.82%
AusNet Services	17,848,377	20,754
Spark Infrastructure Group	1,400,000	2,153
		22,907

Personal Products 0.62%
Asaleo Care Ltd.	11,808,377	17,182

Real Estate Investment Trusts 3.19%
Federation Centres	17,250,206	40,078
Mirvac Group	17,523,358	27,761
Scentre Group	7,065,064	20,811
		88,650
Total Australia		192,235

Belgium 0.97%

Air Freight & Logistics
bpost SA	942,366	27,026

Canada 12.21%

Oil, Gas & Consumable Fuels 11.51%
Baytex Energy Corp.	4,075,000	79,608
Canadian Oil Sands Ltd.	3,910,700	42,494
Crescent Point Energy Corp.	2,898,152	75,691
Enerplus Corp.	2,960,400	37,444
Freehold Royalties Ltd.	1,648,740	24,352
Whitecap Resources, Inc.	4,843,100	60,012
		319,601
Investments	Shares	U.S. $ Fair Value (000)
Real Estate Investment Trusts 0.70%
RioCan Real Estate Investment Trust	791,000	$19,577
Total Canada		339,178

China 3.06%

Banks 2.00%
Bank of China Ltd.
H Shares	80,971,900	55,482

Real Estate Management & Development 1.06%
KWG Property Holding Ltd.	29,323,600	29,628
Shimao Property Holdings Ltd.	200	1
		29,629
Total China		85,111

Denmark 1.40%

Diversified Telecommunication Services
TDC A/S	5,099,208	38,822

Finland 1.08%

Diversified Telecommunication Services
Elisa OYJ	981,157	30,058

France 7.19%

Banks 1.30%
BNP Paribas SA	571,317	36,079

Diversified Telecommunication Services 0.78%
Orange SA	1,311,988	21,610

Insurance 1.30%
AXA SA	1,426,293	36,065

Oil, Gas & Consumable Fuels 2.34%
Total SA ADR	1,203,680	65,119

Real Estate Investment Trusts 0.97%
Klepierre	554,913	26,917

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2015

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Textiles, Apparel & Luxury Goods 0.50%
Kering	74,916	$13,855
Total France		199,645

Germany 6.99%

Automobiles 0.97%
Daimler AG Registered Shares	279,030	26,828

Diversified Telecommunication Services 1.05%
Deutsche Telekom AG Registered Shares	1,589,207	29,211

Industrial Conglomerates 0.83%
Siemens AG Registered Shares	211,170	22,971

Media 1.50%
ProSiebenSat.1 Media AG Registered Shares	817,376	41,790

Real Estate Management & Development 0.59%
Deutsche Annington Immobilien SE	487,722	16,370

Wireless Telecommunication Services 2.05%
Freenet AG	1,760,712	57,030
Total Germany		194,200

Hong Kong 1.70%

Electric: Utilities 0.00%
Cheung Kong Infrastructure Holdings Ltd.	651	5

Hotels, Restaurants & Leisure 0.52%
SJM Holdings Ltd.	11,417,500	14,476

Real Estate Management & Development 1.18%
CK Hutchison Holdings Ltd.	1,511,500	32,788
Total Hong Kong		47,269
Investments	Shares	U.S. $ Fair Value (000)
Israel 0.67%

Diversified Telecommunication Services
Bezeq The Israeli Telecommunication Corp., Ltd.	9,769,722	$18,504

Italy 2.61%

Capital Markets 0.83%
Anima Holding SpA*†	2,568,983	22,873

Gas Utilities 1.78%
Snam SpA	9,507,938	49,528
Total Italy		72,401

Japan 9.74%

Airlines 0.99%
Japan Airlines Co., Ltd.	823,700	27,464

Automobiles 2.31%
Nissan Motor Co., Ltd.	2,926,900	30,383
Toyota Motor Corp.	486,200	33,844
		64,227

Banks 0.53%
Aozora Bank Ltd.	3,954,000	14,790

Capital Markets 1.20%
Daiwa Securities Group, Inc.	4,007,000	33,241

Pharmaceuticals 0.93%
Daiichi Sankyo Co., Ltd.	1,480,300	25,711

Real Estate Management & Development 1.26%
Daiwa House Industry Co., Ltd.	1,560,800	34,845

Tobacco 1.00%
Japan Tobacco, Inc.	798,500	27,884

Trading Companies & Distributors 1.52%
Sumitomo Corp.	3,584,300	42,323
Total Japan		270,485

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2015

Investments	Shares	U.S. $ Fair Value (000)
Mexico 0.69%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	12,581,066	$19,074

Netherlands 3.86%

Insurance 1.38%
Aegon NV	4,835,724	38,153

Oil, Gas & Consumable Fuels 2.48%
Royal Dutch Shell plc Class A ADR	1,087,300	68,968
Total Netherlands		107,121

New Zealand 1.77%

Airlines 1.05%
Air New Zealand Ltd.	14,249,339	29,283

Diversified Telecommunication Services 0.72%
Spark New Zealand Ltd.	8,781,869	19,871
Total New Zealand		49,154

Portugal 1.34%

Electric: Utilities
EDP — Energias de Portugal SA	9,301,924	37,193

Russia 1.11%

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	5,264,900	30,847

Singapore 0.83%

Real Estate Investment Trusts
Mapletree Logistics Trust	24,682,600	22,944

South Africa 0.47%

Metals & Mining
Kumba Iron Ore Ltd.	958,500	12,928
Investments	Shares	U.S. $ Fair Value (000)
South Korea 1.07%

Wireless Telecommunication Services
SK Telecom Co., Ltd.	111,226	$29,806

Spain 3.45%

Construction & Engineering 0.90%
ACS Actividades de Construccion y Servicios SA	712,500	25,106

Gas Utilities 1.42%
Enagas SA	1,277,122	39,332

Oil, Gas & Consumable Fuels 1.13%
Repsol SA	1,528,980	31,518
Total Spain		95,956

Sweden 1.57%

Diversified Telecommunication Services
TeliaSonera AB	7,018,987	43,638

Switzerland 3.00%

Pharmaceuticals 2.23%
Novartis AG Registered Shares	333,199	34,010
Roche Holding AG	97,657	27,945

Semiconductors & Semiconductor Equipment 0.77%
STMicroelectronics NV	2,666,979	21,271
Total Switzerland		83,226

Taiwan 0.76%
Technology Hardware, Storage & Peripherals
Asustek Computer, Inc.	2,004,300	21,234

Thailand 0.29%

Banks
Krung Thai Bank PCL	13,144,500	7,953

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2015

Investments	Shares	U.S. $ Fair Value (000)
Turkey 0.68%

Automobiles
Tofas Turk Otomobil Fabrikasi AS	3,088,709	$18,929

United Kingdom 20.41%

Aerospace & Defense 1.00%
BAE Systems plc	3,577,439	27,715

Banks 2.91%
Barclays plc	8,826,570	34,534
HSBC Holdings plc	4,635,184	46,303
		80,837

Beverages 0.73%
Diageo plc	727,706	20,203

Capital Markets 1.31%
Jupiter Fund Management plc	5,505,116	36,247

Food & Staples Retailing 0.87%
J Sainsbury plc	5,840,571	24,285

Food Products 0.95%
Unilever plc	604,244	26,487

Household Durables 1.18%
Berkeley Group Holdings plc	852,072	32,807

Insurance 2.20%
Lancashire Holdings Ltd.	2,690,468	26,301
Prudential plc	1,392,487	34,670
		60,971

Media 2.68%
ITV plc	8,474,390	32,902
Pearson plc	941,280	19,022
Reed Elsevier plc	1,366,728	22,620
		74,544
Investments	Shares	U.S. $ Fair Value (000)
Metals & Mining 1.63%
Rio Tinto plc ADR	1,008,900	$45,189

Oil, Gas & Consumable Fuels 1.63%
BP plc	6,278,000	45,279

Pharmaceuticals 1.78%
AstraZeneca plc	374,192	25,679
GlaxoSmithKline plc	1,033,443	23,869
		49,548

Tobacco 1.54%
Imperial Tobacco Group plc	874,510	42,703
Total United Kingdom		566,815
Total Common Stocks (cost $2,547,014,355)		2,661,752

	Principal Amount (000)

CORPORATE BOND 0.89%

Spain

Banks
Banco Popular Espanol SA (a) (cost $27,902,652)	$19,000,000	24,778

	Shares

PREFERRED STOCK 0.80%

Brazil

Independent Power and Renewable Electricity Producer
AES Tiete SA (cost $35,975,862)	3,845,400	22,080
Total Long-Term Investments (cost $2,610,892,869)		2,708,610

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2015

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 2.40%

Repurchase Agreement
Repurchase Agreement dated 4/30/2015, Zero Coupon due 5/1/2015 with Fixed Income Clearing Corp. collateralized by $67,990,000 of Federal Home Loan Bank at 0.125% due 9/2/2015; value: $67,990,000; proceeds: $66,656,537 (cost $66,656,537)	$66,657	$66,657
Total Investments in Securities 99.93% (cost $2,677,549,406)		2,775,267
Foreign Cash and Other Assets in Excess of Liabilities(b) 0.07%		2,006
Net Assets 100.00%		$2,777,273

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	The security has an interest rate of 11.50%, is perpetual in nature and has no stated maturity.
(b)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2015

Open Forward Foreign Currency Exchange Contracts at April 30, 2015:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Australian dollar	Buy	Bank of America	6/17/2015	6,930,000	$5,253,862	$5,470,812	$216,950
Australian dollar	Buy	Deutsche Bank AG	6/17/2015	14,300,000	11,142,517	11,288,978	146,461
Australian dollar	Buy	Goldman Sachs	6/17/2015	4,750,000	3,600,443	3,749,835	149,392
Australian dollar	Buy	J.P. Morgan	6/17/2015	6,700,000	5,134,518	5,289,241	154,723
Australian dollar	Buy	J.P. Morgan	6/17/2015	5,700,000	4,416,980	4,499,802	82,822
Australian dollar	Buy	Morgan Stanley	6/17/2015	6,510,000	5,105,882	5,139,248	33,366
Australian dollar	Buy	Morgan Stanley	6/17/2015	33,680,000	26,032,201	26,588,306	556,105
Australian dollar	Buy	Morgan Stanley	6/17/2015	33,680,000	26,015,698	26,588,306	572,608
Australian dollar	Buy	Morgan Stanley	6/17/2015	33,680,000	26,065,881	26,588,306	522,425
Australian dollar	Buy	Morgan Stanley	6/17/2015	5,935,000	4,609,140	4,685,321	76,181
Australian dollar	Buy	Morgan Stanley	6/17/2015	8,150,000	6,302,735	6,433,928	131,193
Australian dollar	Buy	Morgan Stanley	6/17/2015	3,355,000	2,596,444	2,648,568	52,124
Australian dollar	Buy	Morgan Stanley	6/17/2015	6,705,000	5,174,149	5,293,189	119,040
Australian dollar	Buy	Morgan Stanley	6/17/2015	4,980,000	3,880,928	3,931,407	50,479
Australian dollar	Buy	Morgan Stanley	6/17/2015	6,650,000	5,112,471	5,249,769	137,298
Australian dollar	Buy	Morgan Stanley	6/17/2015	5,770,000	4,367,254	4,555,063	187,809
Australian dollar	Buy	Morgan Stanley	6/17/2015	5,675,000	4,344,299	4,480,066	135,767
Australian dollar	Buy	Morgan Stanley	6/17/2015	6,800,000	5,228,133	5,368,185	140,052
Australian dollar	Buy	Morgan Stanley	6/17/2015	33,680,000	26,086,685	26,588,306	501,621
British pound	Buy	Goldman Sachs	5/18/2015	12,325,000	18,731,387	18,916,990	185,603
British pound	Buy	Morgan Stanley	5/18/2015	5,415,000	8,118,280	8,311,197	192,917
British pound	Buy	Morgan Stanley	5/18/2015	5,520,000	8,269,168	8,472,356	203,188
British pound	Buy	Morgan Stanley	5/18/2015	3,600,000	5,355,872	5,525,449	169,577
British pound	Buy	Morgan Stanley	5/18/2015	3,580,000	5,389,273	5,494,752	105,479
Canadian dollar	Buy	Bank of America	6/17/2015	23,550,000	18,871,523	19,506,769	635,246
Canadian dollar	Buy	Barclays Bank plc	6/17/2015	50,000,000	40,097,707	41,415,646	1,317,939
Canadian dollar	Buy	Goldman Sachs	6/17/2015	50,000,000	39,895,757	41,415,646	1,519,889
Canadian dollar	Buy	Goldman Sachs	6/17/2015	40,000,000	32,174,732	33,132,517	957,785
Canadian dollar	Buy	Goldman Sachs	6/17/2015	40,000,000	31,864,751	33,132,516	1,267,765
Canadian dollar	Buy	Goldman Sachs	6/17/2015	40,000,000	31,901,974	33,132,516	1,230,542
Canadian dollar	Buy	J.P. Morgan	5/22/2015	30,355,000	25,088,975	25,152,308	63,333
Canadian dollar	Buy	J.P. Morgan	6/17/2015	50,000,000	40,304,099	41,415,646	1,111,547
Canadian dollar	Buy	J.P. Morgan	6/17/2015	9,380,000	7,501,904	7,769,575	267,671
Canadian dollar	Buy	J.P. Morgan	6/17/2015	50,000,000	39,843,028	41,415,646	1,572,618
Canadian dollar	Buy	Morgan Stanley	5/22/2015	30,355,000	24,645,452	25,152,308	506,856
Canadian dollar	Buy	Morgan Stanley	6/17/2015	7,960,000	6,400,214	6,593,371	193,157
Canadian dollar	Buy	Morgan Stanley	6/17/2015	6,830,000	5,370,123	5,657,377	287,254
Canadian dollar	Buy	Morgan Stanley	6/17/2015	7,175,000	5,649,187	5,943,145	293,958
Colombian peso	Buy	Citibank	9/8/2015	30,000,000,000	12,363,487	12,431,493	68,006
Colombian peso	Buy	Morgan Stanley	5/6/2015	15,000,000,000	6,270,117	6,296,587	26,470
Colombian peso	Buy	Morgan Stanley	5/6/2015	15,000,000,000	6,255,474	6,296,587	41,113
Danish krone	Buy	Morgan Stanley	6/10/2015	24,400,000	3,656,687	3,674,272	17,585
Danish krone	Buy	Morgan Stanley	6/10/2015	31,365,000	4,606,945	4,723,096	116,151
euro	Buy	Bank of America	6/5/2015	5,515,000	5,906,388	6,194,999	288,611
euro	Buy	Bank of America	6/5/2015	2,850,000	3,040,560	3,201,405	160,845
euro	Buy	Bank of America	6/5/2015	6,900,000	7,494,470	7,750,769	256,299
euro	Buy	Deutsche Bank AG	6/5/2015	9,500,000	10,203,048	10,671,349	468,301
euro	Buy	Deutsche Bank AG	6/5/2015	15,900,000	17,086,712	17,860,468	773,756
euro	Buy	J.P. Morgan	6/5/2015	7,170,000	7,700,566	8,054,060	353,494
euro	Buy	Morgan Stanley	6/5/2015	11,500,000	12,154,992	12,917,949	762,957

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2015

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
euro	Buy	Morgan Stanley	6/5/2015	6,730,000	$7,153,972	$7,559,809	$405,837
euro	Buy	Morgan Stanley	6/5/2015	5,600,000	6,195,800	6,290,479	94,679
euro	Buy	Morgan Stanley	6/5/2015	7,500,000	8,092,530	8,424,749	332,219
euro	Buy	Morgan Stanley	6/5/2015	7,000,000	7,525,066	7,863,100	338,034
euro	Buy	Morgan Stanley	6/10/2015	6,660,000	7,151,936	7,481,671	329,735
Norwegian krone	Buy	Barclays Bank plc	6/8/2015	50,000,000	6,601,253	6,633,920	32,667
Norwegian krone	Buy	Morgan Stanley	6/8/2015	76,200,000	10,099,727	10,110,094	10,367
Norwegian krone	Buy	Morgan Stanley	6/8/2015	42,400,000	5,408,533	5,625,564	217,031
Russian ruble	Buy	J.P. Morgan	7/20/2015	323,000,000	5,300,295	6,098,164	797,869
Russian ruble	Buy	Morgan Stanley	7/20/2015	990,000,000	15,357,480	18,690,968	3,333,488
Singapore dollar	Buy	Morgan Stanley	5/18/2015	40,085,000	30,022,597	30,285,859	263,262
South African rand	Buy	Barclays Bank plc	5/8/2015	32,191,618	2,697,070	2,704,691	7,621
South African rand	Buy	Deutsche Bank AG	5/7/2015	96,864,242	8,126,969	8,139,730	12,761
South African rand	Buy	Goldman Sachs	7/27/2015	378,000,000	31,001,859	31,342,504	340,645
Swedish krona	Buy	Deutsche Bank AG	7/23/2015	571,000,000	65,900,102	68,626,869	2,726,767
British pound	Sell	Morgan Stanley	5/18/2015	5,100,000	7,852,050	7,827,720	24,330
Canadian dollar	Sell	Morgan Stanley	6/17/2015	10,200,000	8,504,823	8,448,792	56,031
euro	Sell	Deutsche Bank AG	6/10/2015	3,172,208	3,586,226	3,563,576	22,650
euro	Sell	Goldman Sachs	6/10/2015	22,022,195	24,850,721	24,739,162	111,559
euro	Sell	Goldman Sachs	6/10/2015	5,700,000	6,454,160	6,403,232	50,928
euro	Sell	J.P. Morgan	6/10/2015	8,650,000	9,850,745	9,717,186	133,559
euro	Sell	Morgan Stanley	6/5/2015	52,500,000	60,045,416	58,973,244	1,072,172
euro	Sell	Morgan Stanley	6/5/2015	52,500,000	60,132,308	58,973,244	1,159,064
euro	Sell	Morgan Stanley	6/5/2015	27,100,000	31,023,563	30,441,427	582,136
euro	Sell	Morgan Stanley	6/10/2015	12,600,000	14,413,746	14,154,513	259,233
euro	Sell	Morgan Stanley	6/10/2015	22,020,704	24,850,721	24,737,487	113,234
euro	Sell	Morgan Stanley	6/10/2015	5,025,000	5,697,027	5,644,955	52,072
euro	Sell	Morgan Stanley	6/10/2015	7,100,000	8,066,267	7,975,956	90,311
euro	Sell	Morgan Stanley	6/10/2015	4,645,000	5,222,009	5,218,072	3,937
Japanese yen	Sell	Bank of America	5/11/2015	9,840,000,000	82,486,741	82,414,111	72,630
Japanese yen	Sell	Morgan Stanley	6/22/2015	763,000,000	6,409,993	6,393,473	16,520
Japanese yen	Sell	Morgan Stanley	6/22/2015	4,480,000,000	37,638,990	37,539,659	99,331
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$32,545,007

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Australian dollar	Buy	Bank of America	6/17/2015	6,865,000	$5,452,162	$5,419,499	$(32,663)
Australian dollar	Buy	Morgan Stanley	6/17/2015	8,800,000	7,054,166	6,947,063	(107,103)
British pound	Buy	Morgan Stanley	5/18/2015	3,645,000	5,625,070	5,594,517	(30,553)
Danish krone	Buy	Deutsche Bank AG	6/10/2015	23,500,000	3,586,226	3,538,746	(47,480)
Danish krone	Buy	Goldman Sachs	6/10/2015	163,350,000	24,850,721	24,598,048	(252,673)
Danish krone	Buy	Morgan Stanley	6/10/2015	163,350,000	24,850,721	24,598,048	(252,673)
Danish krone	Buy	Morgan Stanley	6/10/2015	17,265,000	2,602,996	2,599,849	(3,147)
Norwegian krone	Buy	Morgan Stanley	6/8/2015	37,600,000	5,008,961	4,988,708	(20,253)
Norwegian krone	Buy	Morgan Stanley	6/8/2015	76,000,000	10,083,698	10,083,558	(140)
South African rand	Buy	Goldman Sachs	6/10/2015	370,900,000	31,805,186	30,994,221	(810,965)
South African rand	Buy	J.P. Morgan	5/6/2015	31,691,579	2,682,922	2,663,558	(19,364)
Brazilian real	Sell	Bank of America	7/13/2015	21,400,000	6,653,277	6,939,333	(286,056)
British pound	Sell	Deutsche Bank AG	5/18/2015	7,400,000	10,853,047	11,357,868	(504,821)

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2015

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
British pound	Sell	Goldman Sachs	5/18/2015	38,400,000	$57,904,005	$58,938,125	$(1,034,120)
British pound	Sell	J.P. Morgan	5/18/2015	1,760,000	2,635,422	2,701,331	(65,909)
British pound	Sell	J.P. Morgan	5/18/2015	2,620,000	3,939,616	4,021,299	(81,683)
British pound	Sell	J.P. Morgan	5/18/2015	3,700,000	5,532,832	5,678,934	(146,102)
British pound	Sell	J.P. Morgan	5/18/2015	2,765,000	4,155,771	4,243,852	(88,081)
British pound	Sell	Morgan Stanley	5/18/2015	2,295,000	3,471,668	3,522,474	(50,806)
British pound	Sell	Morgan Stanley	5/18/2015	4,500,000	6,651,514	6,906,812	(255,298)
British pound	Sell	Morgan Stanley	5/18/2015	1,430,000	2,122,279	2,194,831	(72,552)
British pound	Sell	Morgan Stanley	5/18/2015	3,700,000	5,418,828	5,678,934	(260,106)
British pound	Sell	UBS AG	5/18/2015	8,225,000	12,510,842	12,624,117	(113,275)
British pound	Sell	UBS AG	5/18/2015	38,400,000	57,911,232	58,938,125	(1,026,893)
Canadian dollar	Sell	Bank of America	6/17/2015	15,400,000	12,579,592	12,756,019	(176,427)
Canadian dollar	Sell	Citibank	5/22/2015	4,700,000	3,710,770	3,894,444	(183,674)
Canadian dollar	Sell	Citibank	5/22/2015	9,590,000	7,581,339	7,946,323	(364,984)
Canadian dollar	Sell	Goldman Sachs	5/22/2015	4,845,000	3,880,501	4,014,592	(134,091)
Canadian dollar	Sell	J.P. Morgan	5/22/2015	4,940,000	3,860,531	4,093,309	(232,778)
Canadian dollar	Sell	J.P. Morgan	5/22/2015	3,600,000	2,815,660	2,982,978	(167,318)
Canadian dollar	Sell	J.P. Morgan	5/22/2015	11,200,000	8,914,320	9,280,377	(366,057)
Canadian dollar	Sell	J.P. Morgan	5/22/2015	6,000,000	4,774,331	4,971,631	(197,300)
Canadian dollar	Sell	J.P. Morgan	5/22/2015	2,205,000	1,815,364	1,827,074	(11,710)
Canadian dollar	Sell	J.P. Morgan	5/22/2015	8,630,000	6,779,129	7,150,862	(371,733)
Canadian dollar	Sell	J.P. Morgan	6/17/2015	14,126,000	11,653,371	11,700,748	(47,377)
Canadian dollar	Sell	J.P. Morgan	6/17/2015	23,000,000	18,928,999	19,051,197	(122,198)
Canadian dollar	Sell	Morgan Stanley	5/22/2015	5,000,000	3,995,507	4,143,026	(147,519)
Canadian dollar	Sell	Morgan Stanley	6/17/2015	8,400,000	6,856,005	6,957,828	(101,823)
Canadian dollar	Sell	Morgan Stanley	6/17/2015	10,200,000	8,401,329	8,448,792	(47,463)
Canadian dollar	Sell	Morgan Stanley	6/17/2015	4,000,000	3,268,127	3,313,252	(45,125)
euro	Sell	Goldman Sachs	6/10/2015	78,200,000	83,567,022	87,847,851	(4,280,829)
euro	Sell	J.P. Morgan	6/10/2015	5,100,000	5,405,024	5,729,208	(324,184)
euro	Sell	J.P. Morgan	6/10/2015	11,375,000	12,233,667	12,778,380	(544,713)
euro	Sell	J.P. Morgan	6/10/2015	11,500,000	12,481,790	12,918,802	(437,012)
euro	Sell	J.P. Morgan	6/10/2015	6,880,000	7,529,742	7,728,813	(199,071)
euro	Sell	Morgan Stanley	6/10/2015	1,280,000	1,382,913	1,437,919	(55,006)
euro	Sell	Morgan Stanley	6/10/2015	16,200,000	17,264,338	18,198,660	(934,322)
euro	Sell	Morgan Stanley	6/10/2015	4,655,000	5,227,054	5,229,306	(2,252)
euro	Sell	Morgan Stanley	6/10/2015	8,500,000	8,995,355	9,548,679	(553,324)
euro	Sell	Morgan Stanley	6/10/2015	6,200,000	6,660,478	6,964,919	(304,441)
euro	Sell	Morgan Stanley	6/10/2015	4,206,240	4,606,945	4,725,181	(118,236)
euro	Sell	Morgan Stanley	6/10/2015	11,800,000	12,963,056	13,255,814	(292,758)
Japanese yen	Sell	Bank of America	6/22/2015	600,000,000	4,947,234	5,027,633	(80,399)
Japanese yen	Sell	J.P. Morgan	6/22/2015	320,000,000	2,649,499	2,681,404	(31,905)
Japanese yen	Sell	J.P. Morgan	6/22/2015	826,000,000	6,885,315	6,921,375	(36,060)
Japanese yen	Sell	Morgan Stanley	6/22/2015	469,300,000	3,930,467	3,932,447	(1,980)
Japanese yen	Sell	Morgan Stanley	6/22/2015	10,430,000,000	87,335,550	87,397,020	(61,470)
Japanese yen	Sell	Morgan Stanley	6/22/2015	1,227,000,000	10,264,926	10,281,509	(16,583)
Japanese yen	Sell	Morgan Stanley	6/22/2015	1,060,000,000	8,869,593	8,882,152	(12,559)
New Zealand dollar	Sell	Morgan Stanley	6/5/2015	17,150,000	12,276,553	13,049,042	(772,489)
Russian ruble	Sell	Barclays Bank plc	7/20/2015	1,030,000,000	19,216,418	19,446,159	(229,741)
Russian ruble	Sell	Deutsche Bank AG	7/20/2015	283,000,000	5,141,715	5,342,974	(201,259)
South Korean won	Sell	Bank of America	8/10/2015	19,200,000,000	17,503,715	17,777,098	(273,383)
Swiss franc	Sell	Morgan Stanley	6/22/2015	21,255,000	21,942,142	22,822,461	(880,319)
Taiwan dollar	Sell	Barclays Bank plc	6/10/2015	730,000,000	23,163,573	23,838,367	(674,794)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(19,599,382)

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2015

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks
Australia	$–	$192,235	$–	$192,235
Belgium(3)	–	27,026	–	27,026
Canada	339,178	–	–	339,178
China	–	85,111	–	85,111
Denmark	–	38,822	–	38,822
Finland	–	30,058	–	30,058
France	65,119	134,526	–	199,645
Germany	–	194,200	–	194,200
Hong Kong	–	47,269	–	47,269
Israel	–	18,504	–	18,504
Italy	–	72,401	–	72,401
Japan	–	270,485	–	270,485
Mexico	19,074	–	–	19,074
Netherlands	68,968	38,153	–	107,121
New Zealand	–	49,154	–	49,154
Portugal	–	37,193	–	37,193
Russia	–	30,847	–	30,847
Singapore(3)	22,944	–	–	22,944
South Africa	–	12,928	–	12,928
South Korea	–	29,806	–	29,806
Spain	–	95,956	–	95,956
Sweden	–	43,638	–	43,638
Switzerland	–	83,226	–	83,226
Taiwan	–	21,234	–	21,234
Thailand(3)	7,953	–	–	7,953
Turkey	–	18,929	–	18,929
United Kingdom	45,189	521,626	–	566,815
Corporate Bond	–	24,778	–	24,778
Preferred Stock	22,080	–	–	22,080
Repurchase Agreement	–	66,657	–	66,657
Total	$590,505	$2,184,762	$–	$2,775,267
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$32,545	$–	$32,545
Liabilities	–	(19,599)	–	(19,599)
Total	$–	$12,946	$–	$12,946

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	The following securities were transferred during the period ended April 30, 2015.

				Valuation Method
Security	Country	Level Transfer	Transfer Amount	on 4/30/2015*
bpost SA	Belgium	from Level 1 to Level 2	$25,127,147	Adjusted Valuation
Mapletree Logistics Trust	Singapore	from Level 2 to Level 1	$25,348,228	Last sale price
Krung Thai Bank PCL	Thailand	from Level 2 to Level 1	$19,846,592	Last sale price

* See Note 2(a)

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2015

		U.S. $
		Fair Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 94.93%

COMMON STOCKS 93.95%

Australia 5.24%

Commercial Services & Supplies 1.29%
Spotless Group Holdings Ltd.	3,840,246	$6,901

Food Products 0.57%
Select Harvests Ltd.	430,378	3,050

Hotels, Restaurants & Leisure 1.18%
Mantra Group Ltd.	2,197,856	6,261

Multi-Utilities 0.88%
DUET Group	2,354,323	4,704

Real Estate Investment Trusts 1.32%
Charter Hall Group	1,737,992	7,021
Total Australia		27,937

Austria 0.66%

Semiconductors & Semiconductor Equipment
ams AG	64,964	3,532

Belgium 0.29%

Electric: Utilities
Elia System Operator SA	34,857	1,547

Brazil 0.19%

Multi-Line Retail
Magazine Luiza SA	602,500	1,002

Canada 5.62%

Auto Components 1.01%
Linamar Corp.	91,008	5,405

Energy Equipment & Services 0.81%
Newalta Corp.	316,735	4,313

Metals & Mining 0.54%
HudBay Minerals, Inc.	291,766	2,885
		U.S. $
		Fair Value
Investments	Shares	(000)
Oil, Gas & Consumable Fuels 2.26%
Bankers Petroleum Ltd. *	1,364,550	$4,060
Vermilion Energy, Inc.	56,200	2,706
Whitecap Resources, Inc.	424,900	5,265
		12,031

Paper & Forest Products 1.00%
Interfor Corp. *	371,209	5,314
Total Canada		29,948

China 0.89%

Oil, Gas & Consumable Fuels 0.65%
China Suntien Green
Energy Corp., Ltd. Class H	12,862,000	3,457

Water Utilities 0.24%
CT Environmental Group Ltd.	931,681	1,305
Total China		4,762

Finland 1.27%

Leisure Product
Amer Sports OYJ	270,104	6,760

France 2.42%

Commercial Services & Supplies 1.00%
Elior Participations SCA †	283,254	5,312

Information Technology Services 1.00%
Altran Technologies SA	490,729	5,352

Life Sciences Tools & Services 0.42%
Genfit *	51,980	2,260
Total France		12,924

Germany 3.17%

Internet Software & Services 0.70%
XING AG	22,595	3,734

Life Sciences Tools & Services 0.90%
Gerresheimer AG	29,727	1,682
MorphoSys AG *	43,213	3,109
		4,791

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2015

		U.S. $
		Fair Value
Investments	Shares	(000)
Germany (continued)

Machinery 1.18%
Deutz AG	579,383	$2,805
DMG MORI SEIKI AG	100,301	3,519
		6,324

Real Estate Management & Development 0.39%
Patrizia Immobilien AG *	104,743	2,063
Total Germany		16,912

Hong Kong 5.41%

Capital Markets 1.72%
Sun Hung Kai & Co., Ltd.	8,797,600	9,150

Communications Equipment 0.75%
VTech Holdings Ltd.	289,000	4,019

Diversified Telecommunication Services 0.49%
HKBN Ltd. *	2,028,079	2,622

Energy Equipment & Services 0.74%
Hilong Holding Ltd.	10,444,000	3,934

Household Durables 1.02%
Techtronic Industries Co., Ltd.	1,540,000	5,450

Machinery 0.69%
Sinotruk Hong Kong Ltd.	5,137,300	3,664
Total Hong Kong		28,839

India 3.27%

Real Estate Management & Development 1.05%
Housing Development & Infrastructure Ltd. *	1,807,389	3,347
Oberoi Realty Ltd.	530,165	2,238
		5,585

Thrifts & Mortgage Finance 2.22%
Indiabulls Housing Finance Ltd.	1,269,443	11,829
Total India		17,414
		U.S. $
		Fair Value
Investments	Shares	(000)
Indonesia 1.05%

Banks 0.75%
Bank Tabungan Negara Persero Tbk PT	46,530,804	$3,986

Consumer Finance 0.30%
PT Clipan Finance Indonesia Tbk *	52,233,850	1,611
Total Indonesia		5,597

Ireland 1.75%

Health Care Providers & Services
UDG Healthcare plc	1,138,723	9,308

Israel 1.43%

Chemicals
Frutarom Industries Ltd.	179,379	7,628

Italy 5.19%

Banks 0.99%
Banca Popolare di Milano Scarl *	5,123,287	5,279

Beverages 1.20%
Davide Campari-Milano SpA	829,600	6,416

Capital Markets 1.58%
Anima Holding SpA *†	945,206	8,416

Textiles, Apparel & Luxury Goods 1.42%
Brunello Cucinelli SpA	122,544	2,273
Moncler SpA	298,444	5,315
		7,588
Total Italy		27,699

Japan 18.73%

Auto Components 1.21%
Toyo Tire & Rubber Co., Ltd.	338,300	6,480

Building Products 0.22%
Aica Kogyo Co., Ltd.	51,800	1,190

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2015

		U.S. $
		Fair Value
Investments	Shares	(000)
Japan (continued)

Construction & Engineering 2.26%
Maeda Road Construction Co., Ltd.	408,000	$6,724
SHO-BOND Holdings Co., Ltd.	121,200	5,343
		12,067

Diversified Financial Services 1.33%
Century Tokyo Leasing Corp.	224,500	7,089

Electronic Equipment, Instruments & Components 0.96%
Hitachi High-Technologies Corp.	176,300	5,109

Food & Staples Retailing 0.93%
Sundrug Co., Ltd.	98,800	4,958

Hotels, Restaurants & Leisure 1.27%
St. Marc Holdings Co., Ltd.	201,600	6,781

Household Durables 1.01%
Haseko Corp.	545,600	5,388

Information Technology Services 2.81%
NS Solutions Corp.	118,400	3,973
Obic Co., Ltd.	129,800	5,430
SCSK Corp.	191,100	5,580
		14,983

Machinery 1.10%
CKD Corp.	390,300	3,577
Nabtesco Corp.	82,700	2,274
		5,851

Personal Products 1.17%
Kobayashi Pharmaceutical Co., Ltd.	89,000	6,236

Professional Services 0.65%
Temp Holdings Co., Ltd.	108,900	3,449
		U.S. $
		Fair Value
Investments	Shares	(000)
Real Estate Management & Development 2.16%
Hulic Co., Ltd.	508,900	$5,447
Takara Leben Co., Ltd.	996,000	6,072
		11,519

Software 0.33%
NSD Co., Ltd.	120,780	1,751

Specialty Retail 0.68%
Komehyo Co., Ltd.	128,400	3,625

Wireless Telecommunication Services 0.64%
Okinawa Cellular Telephone Co.	112,600	3,440
Total Japan		99,916

Luxembourg 1.27%

Real Estate Management & Development
Grand City Properties SA *	356,559	6,758

Mexico 0.20%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	707,975	1,073

Netherlands 3.53%

Construction & Engineering 1.85%
Arcadis NV	311,332	9,855

Machinery 0.93%
Aalberts Industries NV	160,037	4,962

Professional Services 0.75%
USG People NV	295,235	4,009
Total Netherlands		18,826

New Zealand 1.10%

Airlines
Air New Zealand Ltd.	2,866,194	5,890

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2015

		U.S. $
		Fair Value
Investments	Shares	(000)
Philippines 1.94%

Banks 0.83%
Rizal Commercial Banking Corp.	4,295,080	$4,403

Real Estate Management & Development 1.11%
Filinvest Land, Inc.	139,694,000	5,949
Total Philippines		10,352

Portugal 1.21%

Multi-Utilities
REN — Redes Energeticas Nacionais SGPS SA	2,063,430	6,459

Spain 2.55%

Food Products 1.19%
Ebro Foods SA	327,390	6,351

Real Estate Investment Trusts 1.04%
Merlin Properties Socimi SA *	405,700	5,546

Real Estate Management & Development 0.32%
Hispania Activos Inmobiliarios SAU *	119,057	1,698
Total Spain		13,595

Sweden 2.62%

Commercial Services & Supplies 1.42%
Loomis AB Class B	236,144	7,569

Consumer Finance 0.20%
Hoist Finance AB *†	134,500	1,053

Food & Staples Retailing 1.00%
Axfood AB	337,152	5,326
Total Sweden		13,948

Switzerland 3.45%

Capital Markets 0.81%
EFG International AG *	293,850	4,313
		U.S. $
		Fair Value
Investments	Shares	(000)
Commercial Services & Supplies 0.72%
Gategroup Holding AG *	109,500	$3,838

Communications Equipment 0.57%
Ascom Holding AG Registered Shares	170,833	3,042

Household Durables 1.35%
Forbo Holding AG Registered Shares *	5,931	7,183
Total Switzerland		18,376

Taiwan 0.94%

Semiconductors & Semiconductor Equipment 0.44%
Epistar Corp.	1,514,900	2,366

Technology Hardware, Storage & Peripheral 0.50%
Casetek Holdings Ltd.	438,400	2,661
Total Taiwan		5,027

United Kingdom 17.60%

Capital Markets 2.29%
Ashmore Group plc	1,412,150	6,675
Jupiter Fund Management plc	840,928	5,537
		12,212

Chemicals 1.17%
Essentra plc	425,731	6,249

Communications Equipment 0.61%
Telit Communications plc *	914,329	3,267

Diversified Financial Services 1.55%
Arrow Global Group plc	2,070,544	8,248

Household Durables 1.18%
Berkeley Group Holdings plc	65,946	2,539
DFS Furniture plc *	879,362	3,773
		6,312

Information Technology Services 1.00%
Innovation Group plc	12,222,407	5,332

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2015

		U.S. $
		Fair Value
Investments	Shares	(000)
United Kingdom (continued)

Insurance 0.27%
Just Retirement Group plc	532,724	$1,423

Machinery 0.70%
Bodycote plc	353,300	3,721

Multi-Line Retail 2.89%
B&M European Value Retail SA	1,334,154	6,175
Debenhams plc	3,916,242	5,380
Poundland Group plc	804,316	3,867
		15,422

Oil, Gas & Consumable Fuels 0.52%
Genel Energy plc *	290,839	2,796

Professional Services 3.07%
Exova Group plc *	1,666,655	4,861
Hays plc	2,397,574	5,635
Michael Page International plc	719,920	5,865
		16,361

Software 0.31%
Tungsten Corp. plc *	614,443	1,679

Specialty Retail 0.78%
Howden Joinery Group plc	580,812	4,135

Textiles, Apparel & Luxury Goods 0.70%
Jimmy Choo plc *	1,423,571	3,737

Trading Companies & Distributors 0.56%
HSS Hire Group plc *†	990,631	2,999
Total United Kingdom		93,893

United States 0.96%

Diversified Financial Services
iShares MSCI EAFE Small-Cap ETF	99,278	5,122

Total Common Stocks (cost $449,687,376)		501,044
		U.S. $
		Fair Value
Investments	Shares	(000)
PREFERRED STOCK 0.98%

Germany

Machinery
Jungheinrich AG (cost $5,282,236)	74,104	$5,238
Total Long-Term Investments (cost $454,969,612)		506,282

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENT 3.10%

Repurchase Agreement
Repurchase Agreement dated 4/30/2015, Zero Coupon due 5/1/2015 with Fixed Income Clearing Corp. collateralized by $16,850,000 of Federal Home Loan Bank at 0.125% due 9/2/2015; value: $16,850,000; proceeds: $16,519,342 (cost $16,519,342)	$16,519	16,519
Total Investments in Securities 98.03% (cost $471,488,954)		522,801
Foreign Cash and Other Assets in Excess of Liabilities(a) 1.97%		10,530
Net Assets 100.00%		$533,331

ETF	Exchange Traded Fund.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2015

Open Forward Foreign Currency Exchange Contracts at April 30, 2015:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Morgan Stanley	6/17/2015	835,000	$646,230	$659,182	$12,952
Australian dollar	Buy	Morgan Stanley	6/17/2015	835,000	644,985	659,182	14,197
Australian dollar	Buy	Morgan Stanley	6/17/2015	835,000	646,745	659,182	12,437
Australian dollar	Buy	Morgan Stanley	6/17/2015	835,000	645,395	659,182	13,787
Canadian dollar	Buy	J.P. Morgan	5/22/2015	12,860,000	10,629,030	10,655,862	26,832
Canadian dollar	Buy	Morgan Stanley	5/22/2015	12,860,000	10,441,130	10,655,862	214,732
Danish krone	Buy	Deutsche Bank AG	6/10/2015	6,800,000	982,133	1,023,978	41,845
Danish krone	Buy	Deutsche Bank AG	6/10/2015	5,340,000	787,780	804,124	16,344
euro	Buy	Deutsche Bank AG	6/10/2015	1,740,000	1,887,888	1,954,671	66,783
euro	Buy	J.P. Morgan	6/10/2015	2,930,000	3,105,240	3,291,486	186,246
euro	Buy	Morgan Stanley	6/10/2015	1,130,000	1,206,638	1,269,413	62,775
euro	Buy	Morgan Stanley	6/10/2015	1,700,000	1,811,690	1,909,736	98,046
euro	Buy	Morgan Stanley	6/10/2015	2,380,000	2,672,479	2,673,630	1,151
euro	Buy	Morgan Stanley	6/10/2015	2,200,000	2,349,625	2,471,423	121,798
euro	Buy	Morgan Stanley	6/10/2015	2,000,000	2,153,958	2,246,748	92,790
Japanese yen	Buy	Morgan Stanley	6/22/2015	864,000,000	7,220,209	7,239,792	19,583
South Korean won	Buy	Bank of America	8/10/2015	13,300,000,000	12,124,969	12,314,344	189,375
South Korean won	Buy	Bank of America	8/10/2015	1,400,000,000	1,284,168	1,296,247	12,079
South Korean won	Buy	Barclays Bank plc	6/5/2015	9,465,000,000	8,582,154	8,780,086	197,932
Swiss franc	Buy	Deutsche Bank AG	7/17/2015	19,700,000	19,620,361	21,174,349	1,553,988
euro	Sell	Deutsche Bank AG	6/10/2015	12,552,552	14,167,269	14,101,212	66,057
Indian rupee	Sell	Barclays Bank plc	7/6/2015	1,096,000,000	17,358,252	17,018,634	339,618
Japanese yen	Sell	Morgan Stanley	6/22/2015	375,000,000	3,147,000	3,142,271	4,729
New Zealand dollar	Sell	Goldman Sachs	5/18/2015	4,275,000	3,274,817	3,258,417	16,400
Philippine peso	Sell	Bank of America	8/10/2015	228,500,000	5,101,927	5,098,616	3,311
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,385,787

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Danish krone	Buy	Deutsche Bank AG	6/10/2015	93,125,000	$14,167,269	$14,023,222	$(144,047)
Danish krone	Buy	Morgan Stanley	6/10/2015	4,490,000	676,945	676,126	(819)
euro	Buy	Barclays Bank plc	6/10/2015	850,000	963,792	954,868	(8,924)
euro	Buy	Goldman Sachs	6/10/2015	2,680,000	3,034,588	3,010,642	(23,946)
euro	Buy	J.P. Morgan	6/10/2015	1,790,000	2,044,165	2,010,840	(33,325)
euro	Buy	J.P. Morgan	6/10/2015	2,402,552	2,737,456	2,698,965	(38,491)
euro	Buy	Morgan Stanley	6/10/2015	2,140,000	2,431,241	2,404,020	(27,221)
euro	Buy	Morgan Stanley	6/10/2015	1,720,000	1,955,767	1,932,203	(23,564)
euro	Buy	Morgan Stanley	6/10/2015	820,000	921,731	921,167	(564)
Indian rupee	Buy	Morgan Stanley	7/6/2015	153,000,000	2,377,881	2,375,776	(2,105)
Japanese yen	Buy	J.P. Morgan	6/22/2015	380,000,000	3,192,489	3,184,168	(8,321)
Australian dollar	Sell	Morgan Stanley	6/17/2015	815,000	628,923	643,393	(14,470)
Australian dollar	Sell	Morgan Stanley	6/17/2015	900,000	682,405	710,495	(28,090)
Australian dollar	Sell	Morgan Stanley	6/17/2015	1,625,000	1,226,737	1,282,838	(56,101)
British pound	Sell	Deutsche Bank AG	7/27/2015	1,990,000	2,962,437	3,052,904	(90,467)
Canadian dollar	Sell	Citibank	5/22/2015	1,740,000	1,373,774	1,441,773	(67,999)
Canadian dollar	Sell	Goldman Sachs	5/22/2015	1,205,000	969,343	998,469	(29,126)
Canadian dollar	Sell	J.P. Morgan	5/22/2015	1,235,000	987,877	1,023,327	(35,450)

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2015

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Morgan Stanley	5/22/2015	2,925,000	$2,330,311	$2,423,670	$(93,359)
Canadian dollar	Sell	Morgan Stanley	5/22/2015	3,950,000	3,091,264	3,272,990	(181,726)
Canadian dollar	Sell	Morgan Stanley	5/22/2015	2,450,000	1,950,915	2,030,083	(79,168)
Canadian dollar	Sell	UBS AG	5/22/2015	4,300,000	3,408,673	3,563,002	(154,329)
euro	Sell	Deutsche Bank AG	6/10/2015	1,020,000	1,110,223	1,145,842	(35,619)
euro	Sell	Goldman Sachs	6/10/2015	1,900,000	2,030,401	2,134,411	(104,010)
euro	Sell	J.P. Morgan	6/10/2015	980,000	1,042,088	1,100,907	(58,819)
euro	Sell	Morgan Stanley	6/10/2015	3,050,000	3,222,936	3,426,291	(203,355)
euro	Sell	Morgan Stanley	6/10/2015	4,660,000	5,004,208	5,234,923	(230,715)
euro	Sell	Morgan Stanley	6/10/2015	1,300,000	1,375,760	1,460,386	(84,626)
euro	Sell	Morgan Stanley	6/10/2015	2,650,000	2,845,446	2,976,941	(131,495)
euro	Sell	Morgan Stanley	6/10/2015	1,020,000	1,078,152	1,145,842	(67,690)
Japanese yen	Sell	Morgan Stanley	6/22/2015	114,000,000	941,145	955,250	(14,105)
Japanese yen	Sell	Morgan Stanley	6/22/2015	150,000,000	1,254,030	1,256,908	(2,878)
Japanese yen	Sell	Morgan Stanley	6/22/2015	202,000,000	1,692,513	1,692,636	(123)
Japanese yen	Sell	Morgan Stanley	6/22/2015	403,000,000	3,325,562	3,376,893	(51,331)
Swiss franc	Sell	Morgan Stanley	7/17/2015	1,670,000	1,752,165	1,794,983	(42,818)
Swiss franc	Sell	Morgan Stanley	7/17/2015	900,000	947,704	967,356	(19,652)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,188,848)

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2015

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia(3)	$6,261	$21,676	$–	$27,937
Austria	–	3,532	–	3,532
Belgium	–	1,547	–	1,547
Brazil	1,002	–	–	1,002
Canada	29,948	–	–	29,948
China	–	4,762	–	4,762
Finland	–	6,760	–	6,760
France(3)	5,352	7,572	–	12,924
Germany	–	16,912	–	16,912
Hong Kong(3)	2,622	26,217	–	28,839
India	–	17,414	–	17,414
Indonesia(3)	–	5,597	–	5,597
Ireland	9,308	–	–	9,308
Israel	–	7,628	–	7,628
Italy(3)	2,273	25,426	–	27,699
Japan	–	99,916	–	99,916
Luxembourg(3)	–	6,758	–	6,758
Mexico	1,073	–	–	1,073
Netherlands	–	18,826	–	18,826
New Zealand	–	5,890	–	5,890
Philippines	–	10,352	–	10,352
Portugal	–	6,459	–	6,459
Spain	7,244	6,351	–	13,595
Sweden	1,053	12,895	–	13,948
Switzerland(3)	3,838	14,538	–	18,376
Taiwan	–	5,027	–	5,027
United Kingdom(3)	33,854	60,039	–	93,893
United States	5,122	–	–	5,122
Preferred Stock	–	5,238	–	5,238
Repurchase Agreement	–	16,519	–	16,519
Total	$108,950	$413,851	$–	$522,801
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$3,386	$–	$3,386
Liabilities	–	(2,189)	–	(2,189)
Total	$–	$1,197	$–	$1,197
(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	The following securities were transferred during the period ended April 30, 2015.

Security	Country	Level Transfer	Transfer Amount	Valuation Method on 4/30/2015*
Select Harvests Ltd.	Australia	from Level 1 to Level 2	$2,111,224	Adjusted Valuation
Altran Technologies SA	France	from Level 2 to Level 1	$8,172,837	Last sale price
VTech Holdings Ltd.	Hong Kong	from Level 1 to Level 2	$2,972,417	Adjusted Valuation
PT Clipan Finance Indonesia Tbk	Indonesia	from Level 1 to Level 2	$1,897,448	Adjusted Valuation
Brunello Cucinelli SpA	Italy	from Level 2 to Level 1	$2,483,022	Last sale price
Grand City Properties SA	Luxembourg	from Level 1 to Level 2	$3,913,987	Adjusted Valuation
Forbo Holding AG Registered Shares	Switzerland	from Level 1 to Level 2	$6,128,091	Adjusted Valuation
Arrow Global Group plc	United Kingdom	from Level 2 to Level 1	$8,452,167	Last sale price
Telit Communications plc	United Kingdom	from Level 2 to Level 1	$3,473,352	Last sale price
Tungsten Corp. plc	United Kingdom	from Level 2 to Level 1	$2,950,617	Last sale price
* See Note 2(a)

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND April 30, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.31%

Banks 9.37%
Bank of Hawaii Corp.	515,300	$31,119
Citizens Financial Group, Inc.	1,386,611	36,121
East West Bancorp, Inc.	1,313,656	53,321
First Republic Bank	527,100	30,725
PacWest Bancorp	683,200	30,812
Signature Bank*	481,411	64,553
Western Alliance Bancorp*	1,343,494	41,541
Total		288,192

Capital Markets 2.25%
Ares Management LP	1,252,484	22,682
Moelis & Co. Class A	543,700	14,707
Raymond James Financial, Inc.	562,383	31,792
Total		69,181

Commercial Services & Supplies 0.85%
KAR Auction Services, Inc.	699,880	26,043

Communications Equipment 0.88%
ARRIS Group, Inc.*	805,775	27,134

Construction & Engineering 2.11%
AECOM*	1,011,198	31,913
Jacobs Engineering Group, Inc.*	768,362	32,932
Total		64,845

Containers & Packaging 3.88%
Berry Plastics Group, Inc.*	1,220,832	41,777
Rock-Tenn Co. Class A	670,500	42,228
Sealed Air Corp.	774,200	35,304
Total		119,309

Diversified Telecommunication Services 1.09%
Zayo Group Holdings, Inc.*	1,267,316	33,647
Investments	Shares	Fair Value (000)
Electric: Utilities 2.76%
ITC Holdings Corp.	1,098,200	$39,535
Portland General Electric Co.	1,291,200	45,399
Total		84,934

Electronic Equipment, Instruments & Components 0.90%
Amphenol Corp. Class A	500,200	27,696

Energy Equipment & Services 1.75%
Bristow Group, Inc.	413,800	25,709
Helix Energy Solutions Group, Inc.*	631,400	10,406
Helmerich & Payne, Inc.	227,900	17,769
Total		53,884

Food Products 2.36%
Bunge Ltd.	232,035	20,041
Pinnacle Foods, Inc.	1,296,751	52,583
Total		72,624

Health Care Equipment & Supplies 0.58%
Align Technology, Inc.*	303,871	17,880

Health Care Providers & Services 5.10%
Amsurg Corp.*	599,600	37,607
Community Health Systems, Inc.*	384,800	20,656
ExamWorks Group, Inc.*	846,459	34,662
HealthSouth Corp.	492,616	22,276
MEDNAX, Inc.*	470,200	33,281
Team Health Holdings, Inc.*	141,700	8,441
Total		156,923

Hotels, Restaurants & Leisure 1.48%
Bloomin’ Brands, Inc.	1,247,700	28,273
Sonic Corp.	600,200	17,196
Total		45,469

Household Durables 3.18%
Jarden Corp.*	1,215,400	62,204
Lennar Corp. Class A	778,650	35,662
Total		97,866

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2015

Investments	Shares	Fair Value (000)
Information Technology Services 7.99%
Acxiom Corp.*	1,660,836	$28,998
Amdocs Ltd.	650,798	35,839
Cardtronics, Inc.*	695,800	26,253
Fidelity National Information Services, Inc.	631,636	39,471
IGATE Corp.*	736,909	35,047
MAXIMUS, Inc.	768,966	49,222
Vantiv, Inc. Class A*	787,096	30,775
Total		245,605

Insurance 6.31%
Arch Capital Group Ltd.*	631,306	38,308
Hartford Financial Services Group, Inc. (The)	856,135	34,905
HCC Insurance Holdings, Inc.	1,074,325	61,193
Markel Corp.*	46,613	34,523
RenaissanceRe Holdings Ltd.	246,391	25,253
Total		194,182

Internet Software & Services 2.13%
Akamai Technologies, Inc.*	889,496	65,627

Leisure Product 0.84%
Brunswick Corp.	514,100	25,726

Life Sciences Tools & Services 2.77%
PerkinElmer, Inc.	1,013,200	51,937
Quintiles Transnational Holdings, Inc.*	503,049	33,141
Total		85,078

Machinery 3.75%
Rexnord Corp.*	934,500	24,755
Snap-on, Inc.	269,100	40,244
WABCO Holdings, Inc.*	404,700	50,365
Total		115,364

Media 1.84%
AMC Networks, Inc. Class A*	272,600	20,565
New York Times Co. (The) Class A	2,696,964	36,112
Total		56,677
Investments	Shares	Fair Value (000)
Metals & Mining 2.60%
Allegheny Technologies, Inc.	866,800	$29,463
Reliance Steel & Aluminum Co.	512,600	33,175
United States Steel Corp.	717,315	17,230
Total		79,868

Multi-Utilities 1.47%
CMS Energy Corp.	1,332,400	45,208

Oil, Gas & Consumable Fuels 3.32%
Carrizo Oil & Gas, Inc.*	346,400	19,305
Cimarex Energy Co.	239,203	29,757
EQT Corp.	264,700	23,807
Rice Energy, Inc.*	1,180,978	29,087
Total		101,956

Pharmaceuticals 0.76%
Prestige Brands Holdings, Inc.*	593,600	23,299

Professional Services 1.00%
Robert Half International, Inc.	555,660	30,811

Real Estate Investment Trusts 5.39%
American Campus Communities, Inc.	1,086,488	43,612
Federal Realty Investment Trust	370,700	49,551
Highwoods Properties, Inc.	805,900	34,686
Physicians Realty Trust	2,277,144	37,801
Total		165,650

Real Estate Management & Development 1.01%
Realogy Holdings Corp.*	653,826	30,998

Road & Rail 3.85%
Genesee & Wyoming, Inc. Class A*	377,100	35,051
Old Dominion Freight Line, Inc.*	296,200	21,069
Ryder System, Inc.	654,100	62,375
Total		118,495

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2015

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 4.95%
Lam Research Corp.	668,991	$50,562
Marvell Technology Group Ltd.	3,787,900	53,069
Synaptics, Inc.*	574,089	48,637
Total		152,268

Software 0.93%
Rovi Corp.*	1,542,100	28,544

Specialty Retail 4.54%
American Eagle Outfitters, Inc.	926,200	14,736
Ascena Retail Group, Inc.*	2,057,932	30,848
CST Brands, Inc.	220,200	9,184
Penske Automotive Group, Inc.	355,800	17,367
Sally Beauty Holdings, Inc.*	1,281,000	39,980
Urban Outfitters, Inc.*	688,004	27,548
Total		139,663

Textiles, Apparel & Luxury Goods 1.98%
PVH Corp.	146,299	15,120
Steven Madden Ltd.*	1,175,800	45,880
Total		61,000

Thrifts & Mortgage Finance 1.17%
Essent Group Ltd.*	1,435,505	35,816

Trading Companies & Distributors 1.63%
United Rentals, Inc.*	213,300	20,600
Watsco, Inc.	244,300	29,387
Total		49,987

Water Utilities 1.54%
American Water Works Co., Inc.	868,818	47,368
Total Common Stocks
(cost $2,370,090,793)		3,084,817

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.26%

Repurchase Agreement
Repurchase Agreement dated 4/30/2015, Zero Coupon due 5/1/2015 with Fixed Income Clearing Corp. collateralized by $8,260,000 of U.S. Treasury Bill at Zero Coupon due 3/31/2016; value: $8,243,480; proceeds: $8,078,685 (cost $8,078,685)	$8,079	$8,079
Total Investments in Securities 100.57% (cost $2,378,169,478)		3,092,896
Liabilities in Excess of Other Assets (0.57)%		(17,616)
Net Assets 100.00%		$3,075,280

*	Non-income producing security.

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND April 30, 2015

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$3,084,817	$–	$–	$3,084,817
Repurchase Agreement	–	8,079	–	8,079
Total	$3,084,817	$8,079	$–	$3,092,896

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2015.

See Notes to Financial Statements.	47

Statements of Assets and Liabilities (unaudited)

April 30, 2015

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund
ASSETS:
Investments in securities, at cost	$1,116,957,174	$3,825,483,034	$1,508,338,799
Investments in securities, at fair value	$1,311,002,907	$4,386,496,358	$1,568,109,758
Segregated cash held at custodian	–	–	–
Foreign cash, at value (cost $0, $0, $0, $511,420, $2,032,260, $7,974,290 and $0, respectively)	–	–	–
Receivables:
Investment securities sold	–	96,625,166	135,770,269
Interest and dividends	–	4,123,218	420,358
Capital shares sold	6,413,062	1,133,012	8,237,614
From advisor (See Note 3)	–	–	163,307
From affiliates (See Note 3)	237,905	–	–
Unrealized appreciation on forward foreign currency exchange contracts	–	–	–
Prepaid expenses and other assets	64,889	104,368	27,794
Total assets	1,317,718,763	4,488,482,122	1,712,729,100
LIABILITIES:
Payables:
Investment securities purchased	270,608	86,462,121	115,421,643
Capital shares reacquired	2,712,450	30,038,770	2,292,011
12b-1 distribution fees	525,050	1,732,638	543,817
Management fee	–	1,922,258	730,802
Trustees’ fees	122,810	749,973	59,474
Fund administration	–	147,534	53,149
To affiliates (See Note 3)	–	9,630	9,729
Unrealized depreciation on forward foreign currency exchange contracts	–	–	–
Accrued expenses	339,082	1,624,628	233,186
Total liabilities	3,970,000	122,687,552	119,343,811
NET ASSETS	$1,313,748,763	$4,365,794,570	$1,593,385,289
COMPOSITION OF NET ASSETS:
Paid-in capital	$972,467,349	$3,542,661,146	$1,481,153,681
Undistributed (distributions in excess of) net investment income	(19,216,234)	10,187,003	(847,872)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	166,451,915	251,933,097	53,308,521
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	194,045,733	561,013,324	59,770,959
Net Assets	$1,313,748,763	$4,365,794,570	$1,593,385,289

48	See Notes to Financial Statements.

International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Value Opportunities Fund

$554,342,944	$2,677,549,406	$471,488,954	$2,378,169,478
$601,509,401	$2,775,267,224	$522,801,435	$3,092,895,607
560,000	1,600,000	680,000	–

512,573	2,043,884	8,083,007	–

8,061,272	11,826,043	687,644	21,377,395
2,977,753	11,161,241	1,149,627	768,268
530,268	3,952,042	3,294,156	2,434,643
89,617	86,523	–	–
–	–	–	–

3,141,431	32,545,007	3,385,787	–
51,904	71,691	48,016	145,398
617,434,219	2,838,553,655	540,129,672	3,117,621,311

8,064,998	35,848,441	3,329,528	29,667,511
715,613	2,973,754	594,623	8,375,213
131,240	426,526	68,543	1,036,893
345,543	1,469,112	313,060	1,781,199
137,725	160,257	63,157	344,422
19,745	89,722	16,697	102,025
7,728	144,510	52,209	53,714

2,301,081	19,599,382	2,188,848	–
303,131	569,307	171,937	979,879
12,026,804	61,281,011	6,798,602	42,340,856
$605,407,415	$2,777,272,644	$533,331,070	$3,075,280,455

$758,546,670	$2,716,913,651	$471,154,472	$2,276,072,542

2,849,958	2,846,516	185,300	(1,915,418)

(203,982,931)	(53,231,718)	9,377,734	86,397,202

47,993,718	110,744,195	52,613,564	714,726,129
$605,407,415	$2,777,272,644	$533,331,070	$3,075,280,455

See Notes to Financial Statements.	49

Statements of Assets and Liabilities (unaudited)(concluded)

April 30, 2015

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund

Net assets by class:
Class A Shares	$606,421,970	$2,310,937,113	$605,908,039
Class B Shares	$13,250,907	$36,487,129	$5,339,405
Class C Shares	$332,566,036	$836,822,229	$311,890,327
Class F Shares	$275,496,377	$575,186,866	$572,920,791
Class I Shares	$45,543,585	$322,602,864	$84,732,919
Class P Shares	–	$17,289,846	–
Class R2 Shares	$3,599,017	$14,540,674	$452,413
Class R3 Shares	$36,870,871	$251,927,849	$12,141,395
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	19,549,931	170,932,546	26,718,820
Class B Shares	466,724	2,926,850	239,473
Class C Shares	11,858,988	67,631,869	14,131,481
Class F Shares	8,864,467	42,875,283	25,133,667
Class I Shares	1,449,932	23,740,582	3,706,498
Class P Shares	–	1,298,746	–
Class R2 Shares	118,322	1,095,834	19,903
Class R3 Shares	1,206,820	18,900,534	537,112
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$31.02	$13.52	$22.68
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$32.91	$14.34	$24.06
Class B Shares–Net asset value	$28.39	$12.47	$22.30
Class C Shares–Net asset value	$28.04	$12.37	$22.07
Class F Shares–Net asset value	$31.08	$13.42	$22.79
Class I Shares–Net asset value	$31.41	$13.59	$22.86
Class P Shares–Net asset value	–	$13.31	–
Class R2 Shares–Net asset value	$30.42	$13.27	$22.73
Class R3 Shares–Net asset value	$30.55	$13.33	$22.60

50	See Notes to Financial Statements.

International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Value Opportunities Fund

$376,091,358	$1,016,908,057	$136,821,509	$1,242,603,270
$8,815,751	–	$3,610,240	$15,815,107
$48,014,709	$189,093,055	$24,692,764	$394,760,649
$83,858,022	$320,492,965	$47,325,286	$602,538,838
$66,901,088	$1,235,726,771	$312,573,144	$629,927,387
$114,430	–	$577,700	$49,016,406
$970,755	$1,326,319	$308,235	$9,518,759
$20,641,302	$13,725,477	$7,422,192	$131,100,039

27,593,073	122,164,286	7,758,463	61,615,161
652,259	–	215,270	843,745
3,560,869	22,921,939	1,490,322	21,061,521
6,199,842	38,432,011	2,706,252	29,471,642
4,879,508	147,846,730	17,306,913	30,347,344
8,387	–	32,237	2,454,063
71,424	156,247	17,651	483,159
1,536,548	1,633,614	427,393	6,616,044

$13.63	$8.32	$17.64	$20.17

$14.46	$8.83	$18.72	$21.40
$13.52	–	$16.77	$18.74
$13.48	$8.25	$16.57	$18.74
$13.53	$8.34	$17.49	$20.44
$13.71	$8.36	$18.06	$20.76
$13.64	–	$17.92	$19.97
$13.59	$8.49	$17.46	$19.70
$13.43	$8.40	$17.37	$19.82

See Notes to Financial Statements.	51

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2015

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $0, $0, $751,422, $4,450,674, $283,091 and $18,414, respectively)	$4,270,184	$47,959,156	$6,153,876
Interest and other	–	12,987	808
Total investment income	4,270,184	47,972,143	6,154,684
Expenses:
Management fee	643,316	12,431,997	3,994,216
12b-1 distribution plan–Class A	735,559	3,096,805	688,629
12b-1 distribution plan–Class B	75,851	207,409	28,934
12b-1 distribution plan–Class C	1,601,157	4,510,961	1,358,003
12b-1 distribution plan–Class F	134,415	337,528	265,791
12b-1 distribution plan–Class P	–	42,037	–
12b-1 distribution plan–Class R2	10,892	48,024	1,364
12b-1 distribution plan–Class R3	90,520	677,127	27,336
Shareholder servicing	905,905	3,311,074	723,918
Professional	18,330	35,291	25,532
Reports to shareholders	65,454	230,302	50,753
Fund administration	–	956,872	290,488
Custody	9,618	40,009	14,480
Trustees’ fees	18,982	76,360	20,126
Registration	63,356	86,856	82,701
Subsidy (See Note 3)	–	48,046	48,429
Other	64,099	220,314	54,720
Gross expenses	4,437,454	26,357,012	7,675,420
Expense reductions (See Note 9)	(550)	(2,130)	(631)
Expenses assumed by Underlying Funds (See Note 3)	(1,145,194)	–	–
Management fee waived (See Note 3)	(643,316)	–	(947,405)
Shareholder servicing reimbursed-Class F	–	–	–
Shareholder servicing reimbursed-Class I	–	–	–
Net expenses	2,648,394	26,354,882	6,727,384
Net investment income (loss)	1,621,790	21,617,261	(572,700)
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	162,371,628	–	–
Net realized gain (loss) on investments (net of foreign capital gains tax of $0, $0, $0, $40,708, $74,685, $134,396 and $0, respectively)	12,560,353	267,114,692	74,707,762
Net realized gain (loss) on foreign currency related transactions	–	–	–
Net change in unrealized appreciation/depreciation on investments	(92,876,300)	(157,939,015)	(21,721,632)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	–	–
Net realized and unrealized gain	82,055,681	109,175,677	52,986,130
Net Increase in Net Assets Resulting From Operations	$83,677,471	$130,792,938	$52,413,430

52	See Notes to Financial Statements.

International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Value Opportunities Fund

$7,490,768	$48,999,743	$3,913,815	$19,768,009
–	1,015,867	–	4,812
7,490,768	50,015,610	3,913,815	19,772,821

2,039,466	8,292,147	1,777,410	10,682,117
567,926	1,514,370	142,921	1,590,769
48,825	–	18,429	88,013
227,457	914,393	105,875	1,992,295
40,443	153,202	19,206	269,279
288	–	1,453	109,102
2,893	3,792	708	29,794
48,269	29,926	15,277	330,193
558,854	1,083,467	210,865	2,053,891
32,739	32,862	32,864	31,821
47,156	81,602	16,614	141,338
116,541	503,221	94,795	611,587
121,560	407,328	101,040	26,480
8,981	37,036	7,062	46,088
48,394	86,649	45,690	73,704
38,374	642,978	258,432	264,956
51,955	91,510	22,370	126,957
4,000,121	13,874,483	2,871,011	18,468,384
(228)	(746)	(80)	(1,247)

–	–	–	–
(721,448)	(1,137,699)	–	–
(13,870)	(31,493)	–	–
(10,498)	(105,506)	–	–
3,254,077	12,599,039	2,870,931	18,467,137
4,236,691	37,416,571	1,042,884	1,305,684

–	–	–	–

(23,997)	(26,911,592)	14,177,995	87,441,256

(3,391,710)	12,110,595	(4,072,087)	–

17,765,640	54,082,314	47,227,201	114,889,372

783,416	(9,892,680)	2,851,396	–
15,133,349	29,388,637	60,184,505	202,330,628

$19,370,040	$66,805,208	$61,227,389	$203,636,312

See Notes to Financial Statements.	53

Statements of Changes in Net Assets

	Alpha Strategy Fund
	For the Six Months	For the
	Ended April 30, 2015	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	October 31, 2014
Operations:
Net investment income (loss)	$1,621,790	$(1,305,470)
Capital gain distributions received from Underlying Funds	162,371,628	154,541,730
Net realized gain on investments	12,560,353	8,706,212
Net change in unrealized appreciation/depreciation on investments	(92,876,300)	(85,215,053)
Net increase in net assets resulting from operations	83,677,471	76,727,419
Distributions to shareholders from:
Net investment income
Class A	(8,735,703)	(22,621,066)
Class B	(110,177)	(781,984)
Class C	(2,903,994)	(10,866,042)
Class F	(4,375,758)	(8,279,754)
Class I	(876,848)	(1,866,385)
Class P	–	–
Class R2	(45,570)	(101,979)
Class R3	(463,657)	(1,306,745)
Net realized gain
Class A	(53,231,567)	(19,636,123)
Class B	(1,575,772)	(827,561)
Class C	(31,532,792)	(11,101,894)
Class F	(23,981,277)	(6,954,422)
Class I	(4,551,420)	(1,536,193)
Class P	–	–
Class R2	(337,467)	(96,738)
Class R3	(3,355,770)	(1,208,674)
Total distributions to shareholders	(136,077,772)	(87,185,560)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	149,431,562	352,357,950
Reinvestment of distributions	113,655,108	72,427,203
Cost of shares reacquired	(179,097,460)	(297,203,605)
Net increase (decrease) in net assets resulting from capital share transactions	83,989,210	127,581,548
Net increase (decrease) in net assets	31,588,909	117,123,407
NET ASSETS:
Beginning of period	$1,282,159,854	$1,165,036,447
End of period	$1,313,748,763	$1,282,159,854
Undistributed (distributions in excess of) net investment income	$(19,216,234)	$(3,326,317)

54	See Notes to Financial Statements.

Fundamental Equity Fund		Growth Leaders Fund
For the Six Months	For the	For the Six Months	For the
Ended April 30, 2015	Year Ended	Ended April 30, 2015	Year Ended
(unaudited)	October 31, 2014	(unaudited)	October 31, 2014

$21,617,261	$21,085,349	$(572,700)	$(415,821)
–	–	–	–
267,114,692	898,006,158	74,707,762	55,788,492

(157,939,015)	(290,878,798)	(21,721,632)	58,450,935
130,792,938	628,212,709	52,413,430	113,823,606

(16,981,478)	(7,924,144)	–	–
–	–	–	–
(273,945)	–	–	–
(6,894,688)	(3,576,864)	–	–
(4,367,437)	(3,123,996)	–	–
(105,867)	(35,677)	–	–
(34,584)	(2,679)	–	–
(1,383,142)	(396,978)	–	–

(456,064,578)	(453,760,571)	(28,085,049)	(13,166,895)
(8,388,211)	(9,817,310)	(357,210)	(515,769)
(180,777,593)	(161,178,500)	(13,786,944)	(4,901,914)
(131,065,272)	(108,046,097)	(27,241,459)	(7,704,589)
(74,720,912)	(79,526,478)	(3,976,895)	(3,280,397)
(3,676,969)	(4,004,231)	–	–
(2,913,506)	(3,758,156)	(24,630)	(2,801)
(50,977,599)	(49,141,629)	(573,767)	(541,921)
(938,625,781)	(884,293,310)	(74,045,954)	(30,114,286)

284,942,694	991,547,006	449,379,399	1,180,087,087
843,553,452	778,816,758	63,024,580	26,466,991
(1,259,061,543)	(1,939,026,230)	(217,676,403)	(403,953,739)

(130,565,397)	(168,662,466)	294,727,576	802,600,339
(938,398,240)	(424,743,067)	273,095,052	886,309,659

$5,304,192,810	$5,728,935,877	$1,320,290,237	$433,980,578
$4,365,794,570	$5,304,192,810	$1,593,385,289	$1,320,290,237

$10,187,003	$18,610,883	$(847,872)	$(275,172)

See Notes to Financial Statements.	55

Statements of Changes in Net Assets (continued)

	International Core Equity Fund
	For the Six Months	For the
	Ended April 30, 2015	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	October 31, 2014
Operations:
Net investment income	$4,236,691	$8,811,114
Net realized gain (loss) on investments and foreign currency related transactions	(3,415,707)	90,907,956
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	18,549,056	(114,258,116)
Net increase (decrease) in net assets resulting from operations	19,370,040	(14,539,046)
Distributions to shareholders from:
Net investment income
Class A	(4,064,820)	(8,189,914)
Class B	(24,995)	(190,774)
Class C	(194,225)	(740,053)
Class F	(1,155,547)	(3,005,898)
Class I	(882,163)	(3,461,213)
Class P	(1,034)	(4,907)
Class R2	(8,563)	(14,821)
Class R3	(196,637)	(348,924)
Net realized gain
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class I	–	–
Class P	–	–
Class R2	–	–
Class R3	–	–
Total distributions to shareholders	(6,527,984)	(15,956,504)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	60,204,968	113,762,329
Reinvestment of distributions	6,119,886	14,531,792
Cost of shares reacquired	(98,102,836)	(304,443,916)
Net increase (decrease) in net assets resulting from capital share transactions	(31,777,982)	(176,149,795)
Net increase (decrease) in net assets	(18,935,926)	(206,645,345)
NET ASSETS:
Beginning of period	$624,343,341	$830,988,686
End of period	$605,407,415	$624,343,341
Undistributed (distributions in excess of) net investment income	$2,849,958	$5,141,251

56	See Notes to Financial Statements.

International Dividend Income Fund		International Opportunities Fund
For the Six Months	For the	For the Six Months	For the
Ended April 30, 2015	Year Ended	Ended April 30, 2015	Year Ended
(unaudited)	October 31, 2014	(unaudited)	October 31, 2014

$37,416,571	$104,267,223	$1,042,884	$3,646,417

(14,800,997)	141,909,201	10,105,908	50,348,628

44,189,634	(239,215,862)	50,078,597	(68,525,845)
66,805,208	6,960,562	61,227,389	(14,530,800)

(12,332,271)	(44,162,352)	(1,283,985)	(1,311,959)
–	–	(10,356)	(38,338)
(1,763,487)	(6,919,145)	(105,237)	(154,276)
(4,273,609)	(13,058,313)	(479,849)	(363,209)
(15,976,013)	(51,814,615)	(4,017,988)	(4,058,585)
–	–	(8,332)	(10,936)
(14,192)	(47,410)	(1,661)	(2,404)
(149,003)	(395,120)	(57,901)	(63,608)

(55,166,901)	–	(3,368,956)	–
–	–	(120,077)	–
(10,838,979)	–	(665,488)	–
(17,750,095)	–	(1,070,981)	–
(56,954,417)	–	(8,248,533)	–
–	–	(25,750)	–
(70,138)	–	(5,933)	–
(656,902)	–	(181,392)	–
(175,946,007)	(116,396,955)	(19,652,419)	(6,003,315)

721,101,256	1,108,630,618	68,962,343	182,628,755
167,821,274	108,737,747	18,576,765	5,690,880
(492,811,762)	(955,945,630)	(64,947,260)	(108,073,583)

396,110,768	261,422,735	22,591,848	80,246,052
286,969,969	151,986,342	64,166,818	59,711,937

$2,490,302,675	$2,338,316,333	$469,164,252	$409,452,315
$2,777,272,644	$2,490,302,675	$533,331,070	$469,164,252

$2,846,516	$(61,480)	$185,300	$5,107,725

See Notes to Financial Statements.	57

Statements of Changes in Net Assets (concluded)

	Value Opportunities Fund
	For the Six Months	For the
	Ended April 30, 2015	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	October 31, 2014
Operations:
Net investment income (loss)	$1,305,684	$(3,849,643)
Net realized gain on investments	87,441,256	411,754,614
Net change in unrealized appreciation/depreciation on investments	114,889,372	(84,214,459)
Net increase in net assets resulting from operations	203,636,312	323,690,512
Distributions to shareholders from:
Net realized gain
Class A	(171,704,074)	(121,752,407)
Class B	(2,623,841)	(2,291,824)
Class C	(56,594,543)	(37,287,982)
Class F	(71,282,706)	(40,521,094)
Class I	(81,746,674)	(58,885,306)
Class P	(6,509,608)	(4,796,664)
Class R2	(1,387,879)	(1,239,744)
Class R3	(17,717,532)	(11,829,334)
Total distributions to shareholders	(409,566,857)	(278,604,355)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	284,166,218	654,454,079
Reinvestment of distributions	382,317,159	258,105,337
Cost of shares reacquired	(516,462,751)	(954,783,580)
Net increase (decrease) in net assets resulting from capital share transactions	150,020,626	(42,224,164)
Net increase (decrease) in net assets	(55,909,919)	2,861,993
NET ASSETS:
Beginning of period	$3,131,190,374	$3,128,328,381
End of period	$3,075,280,455	$3,131,190,374
Accumulated net investment loss	$(1,915,418)	$(3,221,102)

58	See Notes to Financial Statements.

Financial Highlights

ALPHA STRATEGY FUND

	Class A Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$32.40		$32.63	$24.71	$22.72	$21.93	$17.24
Investment operations:
Net investment income (loss)(a)	.07		.02	.09	(.01)	(.02)	(.03)
Net realized and unrealized gain	1.96		2.16	8.92	2.07	.81	4.74
Total from investment operations	2.03		2.18	9.01	2.06	.79	4.71
Distributions to shareholders from:
Net investment income	(.48)		(1.29)	(.04)	–	–	(.02)
Net realized gain	(2.93)		(1.12)	(1.05)	(.07)	–	–
Total distributions	(3.41)		(2.41)	(1.09)	(.07)	–	(.02)
Net asset value, end of period	$31.02		$32.40	$32.63	$24.71	$22.72	$21.93
Total Return(b)	6.77	%(c)	6.89%	37.98%	9.12%	3.60%	27.36%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.12	%(c)	.25%	.25%	.25%	.28%	.35%
Expenses, including expense reductions, expenses assumed and management fee waived	.12	%(c)	.25%	.25%	.25%	.28%	.35%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.26	%(c)	.53%	.54%	.57%	.60%	.70%
Net investment income (loss)	.22	%(c)	.07%	.33%	(.05)%	(.10)%	(.16)%

Supplemental Data:
Net assets, end of period (000)	$606,422		$586,429	$567,124	$421,927	$432,698	$404,804
Portfolio turnover rate	6.17	%(c)	5.42%	8.12%	3.84%	6.78%	1.16%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	59

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class B Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$29.77		$30.16	$23.05	$21.36	$20.76	$16.41
Investment operations:
Net investment loss(a)	(.04)		(.19)	(.09)	(.17)	(.18)	(.15)
Net realized and unrealized gain	1.80		1.98	8.25	1.93	.78	4.50
Total from investment operations	1.76		1.79	8.16	1.76	.60	4.35
Distributions to shareholders from:
Net investment income	(.21)		(1.06)	–	–	–	–
Net realized gain	(2.93)		(1.12)	(1.05)	(.07)	–	–
Total distributions	(3.14)		(2.18)	(1.05)	(.07)	–	–
Net asset value, end of period	$28.39		$29.77	$30.16	$23.05	$21.36	$20.76
Total Return(b)	6.37	%(c)	6.09%	36.93%	8.29%	2.89%	26.51%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.50	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.63	%(c)	1.28%	1.29%	1.32%	1.32%	1.35%
Net investment loss	(.13	)%(c)	(.65)%	(.36)%	(.78)%	(.79)%	(.79)%

Supplemental Data:
Net assets, end of period (000)	$13,251		$16,870	$22,883	$21,776	$26,877	$33,394
Portfolio turnover rate	6.17	%(c)	5.42%	8.12%	3.84%	6.78%	1.16%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

60	See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class C Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$29.51		$29.95	$22.89	$21.21	$20.61	$16.29
Investment operations:
Net investment loss(a)	(.04)		(.20)	(.10)	(.18)	(.18)	(.15)
Net realized and unrealized gain	1.77		1.98	8.21	1.93	.78	4.47
Total from investment operations	1.73		1.78	8.11	1.75	.60	4.32
Distributions to shareholders from:
Net investment income	(.27)		(1.10)	–	–	–	–
Net realized gain	(2.93)		(1.12)	(1.05)	(.07)	–	–
Total distributions	(3.20)		(2.22)	(1.05)	(.07)	–	–
Net asset value, end of period	$28.04		$29.51	$29.95	$22.89	$21.21	$20.61
Total Return(b)	6.35	%(c)	6.09%	36.97%	8.30%	2.91%	26.52%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.49	%(c)	1.00%	.99%	.99%	.99%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.49	%(c)	1.00%	.99%	.99%	.99%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.63	%(c)	1.27%	1.28%	1.31%	1.31%	1.35%
Net investment loss	(.16	)%(c)	(.68)%	(.40)%	(.79)%	(.80)%	(.81)%

Supplemental Data:
Net assets, end of period (000)	$332,566		$318,668	$294,780	$223,165	$223,295	$208,051
Portfolio turnover rate	6.17	%(c)	5.42%	8.12%	3.84%	6.78%	1.16%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	61

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class F Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$32.49		$32.71	$24.77	$22.74	$21.91	$17.22
Investment operations:
Net investment income (loss)(a)	.09		.06	.14	.03	.02	– (b)
Net realized and unrealized gain	1.97		2.17	8.93	2.07	.81	4.76
Total from investment operations	2.06		2.23	9.07	2.10	.83	4.76
Distributions to shareholders from:
Net investment income	(.54)		(1.33)	(.08)	–	–	(.07)
Net realized gain	(2.93)		(1.12)	(1.05)	(.07)	–	–
Total distributions	(3.47)		(2.45)	(1.13)	(.07)	–	(.07)
Net asset value, end of period	$31.08		$32.49	$32.71	$24.77	$22.74	$21.91
Total Return(c)	6.84	%(d)	7.05%	38.19%	9.28%	3.79%	27.67%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.05	%(d)	.10%	.10%	.10%	.10%	.10%
Expenses, including expense reductions, expenses assumed and management fee waived	.05	%(d)	.10%	.10%	.10%	.10%	.10%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.19	%(d)	.38%	.39%	.42%	.42%	.44%
Net investment income (loss)	.28	%(d)	.20%	.49%	.12%	.08%	(.01)%

Supplemental Data:
Net assets, end of period (000)	$275,496		$267,679	$197,939	$140,860	$142,150	$120,316
Portfolio turnover rate	6.17	%(d)	5.42%	8.12%	3.84%	6.78%	1.16%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

62	See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class I Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$32.81		$33.01	$24.99	$22.92	$22.06	$17.33
Investment operations:
Net investment income(a)	.05		.10	.17	.06	.05	.04
Net realized and unrealized gain	2.05		2.18	9.01	2.08	.81	4.77
Total from investment operations	2.10		2.28	9.18	2.14	.86	4.81
Distributions to shareholders from:
Net investment income	(.57)		(1.36)	(.11)	–	–	(.08)
Net realized gain	(2.93)		(1.12)	(1.05)	(.07)	–	–
Total distributions	(3.50)		(2.48)	(1.16)	(.07)	–	(.08)
Net asset value, end of period	$31.41		$32.81	$33.01	$24.99	$22.92	$22.06
Total Return(b)	6.90	%(c)	7.14%	38.32%	9.39%	3.90%	27.80%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.14	%(c)	.28%	.29%	.32%	.32%	.35%
Net investment income	.17	%(c)	.31%	.60%	.24%	.20%	.18%

Supplemental Data:
Net assets, end of period (000)	$45,544		$52,339	$44,998	$18,677	$26,906	$25,426
Portfolio turnover rate	6.17	%(c)	5.42%	8.12%	3.84%	6.78%	1.16%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	63

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class R2 Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$31.81		$32.07	$24.35	$22.47	$21.76	$17.13
Investment operations:
Net investment income (loss)(a)	.02		(.09)	.04	(.09)	(.09)	(.09)
Net realized and unrealized gain	1.92		2.13	8.73	2.04	.80	4.72
Total from investment operations	1.94		2.04	8.77	1.95	.71	4.63
Distributions to shareholders from:
Net investment income	(.40)		(1.18)	–	–	–	–
Net realized gain	(2.93)		(1.12)	(1.05)	(.07)	–	–
Total distributions	(3.33)		(2.30)	(1.05)	(.07)	–	–
Net asset value, end of period	$30.42		$31.81	$32.07	$24.35	$22.47	$21.76
Total Return(b)	6.57	%(c)	6.55%	37.49%	8.73%	3.26%	27.03%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.30	%(c)	.60%	.60%	.60%	.60%	.60%
Expenses, including expense reductions, expenses assumed and management fee waived	.30	%(c)	.60%	.60%	.60%	.60%	.60%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.44	%(c)	.88%	.89%	.92%	.92%	.94%
Net investment income (loss)	.05	%(c)	(.30)%	.14%	(.39)%	(.39)%	(.44)%

Supplemental Data:
Net assets, end of period (000)	$3,599		$3,479	$2,738	$2,982	$3,373	$3,437
Portfolio turnover rate	6.17	%(c)	5.42%	8.12%	3.84%	6.78%	1.16%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

64	See Notes to Financial Statements.

Financial Highlights (concluded)

ALPHA STRATEGY FUND

	Class R3 Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$31.93		$32.18	$24.41	$22.50	$21.76	$17.12
Investment operations:
Net investment income (loss)(a)	.04		(.05)	.04	(.07)	(.07)	(.08)
Net realized and unrealized gain	1.92		2.13	8.78	2.05	.81	4.73
Total from investment operations	1.96		2.08	8.82	1.98	.74	4.65
Distributions to shareholders from:
Net investment income	(.41)		(1.21)	–	–	–	(.01)
Net realized gain	(2.93)		(1.12)	(1.05)	(.07)	–	–
Total distributions	(3.34)		(2.33)	(1.05)	(.07)	–	(.01)
Net asset value, end of period	$30.55		$31.93	$32.18	$24.41	$22.50	$21.76
Total Return(b)	6.64	%(c)	6.62%	37.60%	8.85%	3.40%	27.18%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.25	%(c)	.50%	.50%	.50%	.50%	.50%
Expenses, including expense reductions, expenses assumed and management fee waived	.25	%(c)	.50%	.50%	.50%	.50%	.50%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.38	%(c)	.78%	.79%	.82%	.82%	.84%
Net investment income (loss)	.12	%(c)	(.15)%	.13%	(.30)%	(.31)%	(.39)%

Supplemental Data:
Net assets, end of period (000)	$36,871		$36,695	$34,574	$29,663	$26,924	$22,941
Portfolio turnover rate	6.17	%(c)	5.42%	8.12%	3.84%	6.78%	1.16%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	65

Financial Highlights

FUNDAMENTAL EQUITY FUND

	Class A Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012		2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.00		$16.83	$13.08	$12.51		$11.89	$ 9.99
Investment operations:
Net investment income(a)	.07		.07	.07	.09		.02	.04
Net realized and unrealized gain	.32		1.67	3.92	.77		.64	1.86
Total from investment operations	.39		1.74	3.99	.86		.66	1.90
Distributions to shareholders from:
Net investment income		(.10)	(.04)	(.09)	(.02)		(.04)	– (b)
Net realized gain		(2.77)	(2.53)	(.15)	(.27)		–	–
Total distributions		(2.87)	(2.57)	(.24)	(.29)		(.04)	– (b)
Net asset value, end of period	$13.52		$16.00	$16.83	$13.08		$12.51	$11.89
Total Return(c)	2.70	%(d)	11.65%	31.11%	7.17%		5.53%	19.06%
Ratios to Average Net Assets:
Expenses, including expense reductions	.49	%(d)	1.05%	1.06%	1.09%		1.09%	1.12%
Expenses, excluding expense reductions	.49	%(d)	1.05%	1.06%	1.09%		1.09%	1.12%
Net investment income	.51	%(d)	.43%	.50%	.68%		.16%	.38%

Supplemental Data:
Net assets, end of period (000)	$2,310,937		$2,683,790	$3,031,190	$2,439,466		$2,379,453	$1,850,569
Portfolio turnover rate	64.85	%(d)	112.68%	87.47%	83.80	%(e)	55.07%	80.98%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

66	See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class B Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012		2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$14.92		$15.91	$12.36	$11.89		$11.35	$ 9.58
Investment operations:
Net investment income (loss)(a)	.02		(.03)	(.02)	.01		(.06)	(.03)
Net realized and unrealized gain	.30		1.57	3.72	.73		.60	1.80
Total from investment operations	.32		1.54	3.70	.74		.54	1.77
Distributions to shareholders from:
Net investment income	–		–	– (b)	–		–	–
Net realized gain		(2.77)	(2.53)	(.15)	(.27)		–	–
Total distributions		(2.77)	(2.53)	(.15)	(.27)		–	–
Net asset value, end of period	$12.47		$14.92	$15.91	$12.36		$11.89	$11.35
Total Return(c)	2.34	%(d)	10.91%	30.32%	6.47%		4.76%	18.48%
Ratios to Average Net Assets:
Expenses, including expense reductions	.86	%(d)	1.71%	1.71%	1.74%		1.73%	1.77%
Expenses, excluding expense reductions	.86	%(d)	1.71%	1.71%	1.74%		1.73%	1.77%
Net investment income (loss)	.14	%(d)	(.23)%	(.12)%	.04%		(.49)%	(.29)%

Supplemental Data:
Net assets, end of period (000)	$36,487		$45,475	$62,409	$76,533		$114,980	$149,531
Portfolio turnover rate	64.85	%(d)	112.68%	87.47%	83.80	%(e)	55.07%	80.98%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

See Notes to Financial Statements.	67

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class C Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012		2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$14.83		$15.83	$12.31	$11.85		$11.30	$ 9.55
Investment operations:
Net investment income (loss)(a)	.02		(.03)	(.02)	–	(b)	(.06)	(.03)
Net realized and unrealized gain	.29		1.56	3.70	.73		.61	1.78
Total from investment operations	.31		1.53	3.68	.73		.55	1.75
Distributions to shareholders from:
Net investment income	–	(b)	–	(.01)	–		–	–
Net realized gain		(2.77)	(2.53)	(.15)	(.27)		–	–
Total distributions		(2.77)	(2.53)	(.16)	(.27)		–	–
Net asset value, end of period	$12.37		$14.83	$15.83	$12.31		$11.85	$11.30
Total Return(c)	2.30	%(d)	10.90%	30.30%	6.41%		4.87%	18.32%
Ratios to Average Net Assets:
Expenses, including expense reductions	.86	%(d)	1.71%	1.71%	1.74%		1.73%	1.77%
Expenses, excluding expense reductions	.86	%(d)	1.71%	1.71%	1.74%		1.73%	1.77%
Net investment income (loss)	.14	%(d)	(.22)%	(.15)%	.03%		(.49)%	(.26)%

Supplemental Data:
Net assets, end of period (000)	$836,822		$986,381	$1,012,597	$802,053		$817,590	$603,639
Portfolio turnover rate	64.85	%(d)	112.68%	87.47%	83.80	%(e)	55.07%	80.98%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $0.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

68	See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class F Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012		2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$15.93		$16.77	$13.03	$12.47		$11.86	$ 9.96
Investment operations:
Net investment income(a)	.08		.10	.11	.12		.05	.09
Net realized and unrealized gain	.33		1.67	3.90	.76		.63	1.84
Total from investment operations	.41		1.77	4.01	.88		.68	1.93
Distributions to shareholders from:
Net investment income		(.15)	(.08)	(.12)	(.05)		(.07)	(.03)
Net realized gain		(2.77)	(2.53)	(.15)	(.27)		–	–
Total distributions		(2.92)	(2.61)	(.27)	(.32)		(.07)	(.03)
Net asset value, end of period	$13.42		$15.93	$16.77	$13.03		$12.47	$11.86
Total Return(b)	2.81	%(c)	11.93%	31.49%	7.40%		5.75%	19.42%
Ratios to Average Net Assets:
Expenses, including expense reductions	.41	%(c)	.81%	.82%	.84%		.84%	.86%
Expenses, excluding expense reductions	.41	%(c)	.81%	.82%	.84%		.84%	.86%
Net investment income	.59	%(c)	.68%	.75%	.93%		.41%	.77%

Supplemental Data:
Net assets, end of period (000)	$575,187		$793,101	$716,579	$598,688		$642,636	$282,018
Portfolio turnover rate	64.85	%(c)	112.68%	87.47%	83.80	%(d)	55.07%	80.98%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

See Notes to Financial Statements.	69

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class I Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012		2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.11		$16.93	$13.15	$12.59		$11.96	$10.04
Investment operations:
Net investment income(a)	.09		.12	.13	.13		.07	.08
Net realized and unrealized gain	.32		1.69	3.94	.76		.64	1.88
Total from investment operations	.41		1.81	4.07	.89		.71	1.96
Distributions to shareholders from:
Net investment income		(.16)	(.10)	(.14)	(.06)		(.08)	(.04)
Net realized gain		(2.77)	(2.53)	(.15)	(.27)		–	–
Total distributions		(2.93)	(2.63)	(.29)	(.33)		(.08)	(.04)
Net asset value, end of period	$13.59		$16.11	$16.93	$13.15		$12.59	$11.96
Total Return(b)	2.81	%(c)	12.05%	31.66%	7.43%		5.94%	19.54%
Ratios to Average Net Assets:
Expenses, including expense reductions	.36	%(c)	.71%	.72%	.74%		.74%	.77%
Expenses, excluding expense reductions	.36	%(c)	.71%	.72%	.74%		.74%	.77%
Net investment income	.65	%(c)	.78%	.84%	1.00%		.52%	.75%

Supplemental Data:
Net assets, end of period (000)	$322,603		$449,870	$531,676	$394,842		$245,329	$162,114
Portfolio turnover rate	64.85	%(c)	112.68%	87.47%	83.80	%(d)	55.07%	80.98%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

70	See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class P Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012		2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$15.79		$16.64	$12.92	$12.36		$11.75	$ 9.87
Investment operations:
Net investment income(a)	.06		.05	.06	.07		.01	.03
Net realized and unrealized gain	.31		1.65	3.88	.77		.62	1.85
Total from investment operations	.37		1.70	3.94	.84		.63	1.88
Distributions to shareholders from:
Net investment income		(.08)	(.02)	(.07)	(.01)		(.02)	–
Net realized gain		(2.77)	(2.53)	(.15)	(.27)		–	–
Total distributions		(2.85)	(2.55)	(.22)	(.28)		(.02)	–
Net asset value, end of period	$13.31		$15.79	$16.64	$12.92		$12.36	$11.75
Total Return(b)	2.56	%(c)	11.51%	31.08%	7.03%		5.40%	19.05%
Ratios to Average Net Assets:
Expenses, including expense reductions	.59	%(c)	1.16%	1.17%	1.19%		1.19%	1.22%
Expenses, excluding expense reductions	.59	%(c)	1.16%	1.17%	1.19%		1.19%	1.22%
Net investment income	.42	%(c)	.32%	.42%	.58%		.05%	.28%

Supplemental Data:
Net assets, end of period (000)	$17,290		$21,373	$26,424	$27,937		$31,223	$30,598
Portfolio turnover rate	64.85	%(c)	112.68%	87.47%	83.80	%(d)	55.07%	80.98%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

See Notes to Financial Statements.	71

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class R2 Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012		2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$15.71		$16.57	$12.87	$12.33		$11.75	$ 9.89
Investment operations:
Net investment income (loss)(a)	.05		.03	.04	.05		(.01)	.04
Net realized and unrealized gain	.31		1.64	3.87	.77		.63	1.82
Total from investment operations	.36		1.67	3.91	.82		.62	1.86
Distributions to shareholders from:
Net investment income		(.03)	– (b)	(.06)	(.01)		(.04)	– (b)
Net realized gain		(2.77)	(2.53)	(.15)	(.27)		–	–
Total distributions		(2.80)	(2.53)	(.21)	(.28)		(.04)	– (b)
Net asset value, end of period	$13.27		$15.71	$16.57	$12.87		$12.33	$11.75
Total Return(c)	2.51	%(d)	11.33%	30.87%	6.87%		5.27%	18.81%
Ratios to Average Net Assets:
Expenses, including expense reductions	.66	%(d)	1.31%	1.31%	1.34%		1.34%	1.36%
Expenses, excluding expense reductions	.66	%(d)	1.31%	1.31%	1.34%		1.34%	1.36%
Net investment income (loss)	.35	%(d)	.17%	.26%	.43%		(.11)%	.36%

Supplemental Data:
Net assets, end of period (000)	$14,541		$19,744	$25,111	$22,335		$19,997	$4,444
Portfolio turnover rate	64.85	%(d)	112.68%	87.47%	83.80	%(e)	55.07%	80.98%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

72	See Notes to Financial Statements.

Financial Highlights (concluded)

FUNDAMENTAL EQUITY FUND

	Class R3 Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012		2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$15.80		$16.66	$12.94	$12.40		$11.80	$ 9.92
Investment operations:
Net investment income(a)	.05		.04	.05	.06		– (b)	.03
Net realized and unrealized gain	.33		1.65	3.89	.77		.63	1.85
Total from investment operations	.38		1.69	3.94	.83		.63	1.88
Distributions to shareholders from:
Net investment income		(.08)	(.02)	(.07)	(.02)		(.03)	– (b)
Net realized gain		(2.77)	(2.53)	(.15)	(.27)		–	–
Total distributions		(2.85)	(2.55)	(.22)	(.29)		(.03)	– (b)
Net asset value, end of period	$13.33		$15.80	$16.66	$12.94		$12.40	$11.80
Total Return(c)	2.59	%(d)	11.41%	31.04%	6.95%		5.36%	18.96%
Ratios to Average Net Assets:
Expenses, including expense reductions	.61	%(d)	1.21%	1.21%	1.24%		1.24%	1.26%
Expenses, excluding expense reductions	.61	%(d)	1.21%	1.21%	1.24%		1.24%	1.26%
Net investment income	.39	%(d)	.28%	.35%	.51%		.01%	.30%

Supplemental Data:
Net assets, end of period (000)	$251,928		$304,459	$322,951	$270,290		$180,795	$67,814
Portfolio turnover rate	64.85	%(d)	112.68%	87.47%	83.80	%(e)	55.07%	80.98%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Large Cap Value Fund on June 15, 2012.

See Notes to Financial Statements.	73

Financial Highlights

GROWTH LEADERS FUND

	Class A Shares
	Six Months
	Ended						6/24/2011(a)
	4/30/2015		Year Ended 10/31				to
	(unaudited)		2014	2013		2012	10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$23.08		$21.44	$15.15		$14.50	$15.00
Investment operations:
Net investment income (loss)(b)	–	(c)	– (c)	(.03)		(.01)	(.01)
Net realized and unrealized gain (loss)	.89		3.01	6.36		.66	(.49)
Total from investment operations	.89		3.01	6.33		.65	(.50)
Distributions to shareholders from:
Net investment income	–		–	(.04)		–	–
Net realized gain	(1.29)		(1.37)	–		–	–
Total distributions	(1.29)		(1.37)	(.04)		–	–
Net asset value, end of period	$22.68		$23.08	$21.44		$15.15	$14.50
Total Return(d)	4.02	%(e)	14.59%	42.20%		4.48%	(3.33	)%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(e)	.85%	.85%		.85%	.84	%(f)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(e)	.85%	.85%		.85%	.84	%(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.49	%(e)	1.04%	1.34%		1.55%	3.04	%(f)
Net investment income (loss)	.00	%(e)(g)	.01%	(.14)%		(.06)%	(.23	)%(f)

Supplemental Data:
Net assets, end of period (000)	$605,908		$495,861	$191,798		$15,372	$7,882
Portfolio turnover rate	122.55	%(e)	506.90%	451.09	%(h)	683.50%	208.96%

(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount is less than .01%.
(h)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

74	See Notes to Financial Statements.

Financial Highlights (continued)

GROWTH LEADERS FUND

	Class B Shares
	Six Months
	Ended			2/11/2013(a)
	4/30/2015		Year Ended	to
	(unaudited)		10/31/2014	10/31/2013
Per Share Operating Performance
Net asset value, beginning of period	$22.79		$21.33	$16.56
Investment operations:
Net investment loss(b)	(.08)		(.15)	(.11)
Net realized and unrealized gain	.88		2.98	4.88
Total from investment operations	.80		2.83	4.77
Distributions to shareholders from:
Net realized gain	(1.29)		(1.37)	–
Net asset value, end of period	$22.30		$22.79	$21.33
Total Return(c)	3.66	%(d)	13.77%	29.05	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.79	%(d)	1.56%	1.49	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.79	%(d)	1.56%	1.49	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.85	%(d)	1.75%	1.88	%(e)
Net investment loss	(.35	)%(d)	(.69)%	(.82	)%(e)

Supplemental Data:
Net assets, end of period (000)	$5,339		$6,332	$8,041
Portfolio turnover rate	122.55	%(d)	506.90%	451.09	%(f)

(a)	Commencement of operations was 2/11/2013, SEC effective date was 11/28/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

See Notes to Financial Statements.	75

Financial Highlights (continued)

GROWTH LEADERS FUND

	Class C Shares
	Six Months
	Ended						6/24/2011(a)
	4/30/2015		Year Ended 10/31				to
	(unaudited)		2014	2013		2012	10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$22.57		$21.14	$15.02		$14.47	$15.00
Investment operations:
Net investment loss(b)	(.08)		(.15)	(.15)		(.11)	(.05)
Net realized and unrealized gain (loss)	.87		2.95	6.30		.66	(.48)
Total from investment operations	.79		2.80	6.15		.55	(.53)
Distributions to shareholders from:
Net investment income	–		–	(.03)		–	–
Net realized gain	(1.29)		(1.37)	–		–	–
Total distributions	(1.29)		(1.37)	(.03)		–	–
Net asset value, end of period	$22.07		$22.57	$21.14		$15.02	$14.47
Total Return(c)	3.65	%(d)	13.81%	41.24%		3.80%	(3.53	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.79	%(d)	1.56%	1.45%		1.49%	1.47	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.79	%(d)	1.56%	1.45%		1.49%	1.47	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.85	%(d)	1.76%	1.88%		2.15%	2.78	%(e)
Net investment loss	(.37	)%(d)	(.71)%	(.79)%		(.70)%	(.91	)%(e)

Supplemental Data:
Net assets, end of period (000)	$311,890		$236,853	$66,471		$1,898	$175
Portfolio turnover rate	122.55	%(d)	506.90%	451.09	%(f)	683.50%	208.96%

(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

76	See Notes to Financial Statements.

Financial Highlights (continued)

GROWTH LEADERS FUND

	Class F Shares
	Six Months
	Ended						6/24/2011(a)
	4/30/2015		Year Ended 10/31				to
	(unaudited)		2014	2013		2012	10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$23.17		$21.49	$15.18		$14.51	$15.00
Investment operations:
Net investment income(b)	.02		.04	–	(c)	.03	–	(c)
Net realized and unrealized gain (loss)	.89		3.01	6.39		.65	(.49)
Total from investment operations	.91		3.05	6.39		.68	(.49)
Distributions to shareholders from:
Net investment income	–		–	(.08)		(.01)	–
Net realized gain	(1.29)		(1.37)	–		–	–
Total distributions	(1.29)		(1.37)	(.08)		(.01)	–
Net asset value, end of period	$22.79		$23.17	$21.49		$15.18	$14.51
Total Return(d)	4.10	%(e)	14.80%	42.51%		4.69%	(3.27	)%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.35	%(e)	.68%	.60%		.60%	.59	%(f)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.35	%(e)	.68%	.60%		.60%	.59	%(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.41	%(e)	.87%	1.07%		1.33%	1.95	%(f)
Net investment income	.07	%(e)	.17%	.01%		.21%	.08	%(f)

Supplemental Data:
Net assets, end of period (000)	$572,921		$498,908	$109,011		$3,797	$5,993
Portfolio turnover rate	122.55	%(e)	506.90%	451.09	%(g)	683.50%	208.96%

(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

See Notes to Financial Statements.	77

Financial Highlights (continued)

GROWTH LEADERS FUND

	Class I Shares
	Six Months
	Ended						6/24/2011(a)
	4/30/2015		Year Ended 10/31				to
	(unaudited)		2014	2013		2012	10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$23.23		$21.51	$15.20		$14.51	$15.00
Investment operations:
Net investment income(b)	.03		.06	.04		.04	.01
Net realized and unrealized gain (loss)	.89		3.03	6.36		.67	(.50)
Total from investment operations	.92		3.09	6.40		.71	(.49)
Distributions to shareholders from:
Net investment income	–		–	(.09)		(.02)	–
Net realized gain	(1.29)		(1.37)	–		–	–
Total distributions	(1.29)		(1.37)	(.09)		(.02)	–
Net asset value, end of period	$22.86		$23.23	$21.51		$15.20	$14.51
Total Return(c)	4.13	%(d)	14.93%	42.67%		4.87%	(3.27	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.30	%(d)	.57%	.50%		.50%	.49	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.30	%(d)	.57%	.50%		.50%	.49	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.36	%(d)	.76%	.95%		1.22%	2.20	%(e)
Net investment income	.12	%(d)	.29%	.21%		.29%	.17	%(e)

Supplemental Data:
Net assets, end of period (000)	$84,733		$71,803	$50,326		$2,697	$1,952
Portfolio turnover rate	122.55	%(d)	506.90%	451.09	%(f)	683.50%	208.96%

(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

78	See Notes to Financial Statements.

Financial Highlights (continued)

GROWTH LEADERS FUND

	Class R2 Shares
	Six Months
	Ended						6/24/2011(a)
	4/30/2015		Year Ended 10/31				to
	(unaudited)		2014	2013		2012	10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$23.17		$21.58	$15.19		$14.49	$15.00
Investment operations:
Net investment income (loss)(b)	(.04)		(.07)	.04		.05	(.03)
Net realized and unrealized gain (loss)	.89		3.03	6.38		.65	(.48)
Total from investment operations	.85		2.96	6.42		.70	(.51)
Distributions to shareholders from:
Net investment income	–		–	(.03)		–	–
Net realized gain	(1.29)		(1.37)	–		–	–
Total distributions	(1.29)		(1.37)	(.03)		–	–
Net asset value, end of period	$22.73		$23.17	$21.58		$15.19	$14.49
Total Return(c)	3.83	%(d)	14.24%	42.62%		4.83%	(3.40	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.59	%(d)	1.18%	.58%		.48%	1.06	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.59	%(d)	1.18%	.58%		.48%	1.06	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.66	%(d)	1.37%	1.70%		1.22%	5.05	%(e)
Net investment income (loss)	(.17	)%(d)	(.31)%	.22%		.31%	(.49	)%(e)

Supplemental Data:
Net assets, end of period (000)	$452		$342	$44		$10	$10
Portfolio turnover rate	122.55	%(d)	506.90%	451.09	%(f)	683.50%	208.96%

(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

See Notes to Financial Statements.	79

Financial Highlights (concluded)

GROWTH LEADERS FUND

	Class R3 Shares
	Six Months
	Ended						6/24/2011(a)
	4/30/2015		Year Ended 10/31				to
	(unaudited)		2014	2013		2012	10/31/2011
Per Share Operating Performance
Net asset value, beginning of period	$23.03		$21.45	$15.16		$14.49	$15.00
Investment operations:
Net investment income (loss)(b)	(.03)		(.04)	(.06)		.01	(.02)
Net realized and unrealized gain (loss)	.89		2.99	6.38		.66	(.49)
Total from investment operations	.86		2.95	6.32		.67	(.51)
Distributions to shareholders from:
Net investment income	–		–	(.03)		–	–
Net realized gain	(1.29)		(1.37)	–		–	–
Total distributions	(1.29)		(1.37)	(.03)		–	–
Net asset value, end of period	$22.60		$23.03	$21.45		$15.16	$14.49
Total Return(c)	3.89	%(d)	14.34%	41.98%		4.62%	(3.40	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(d)	1.07%	1.00%		.72%	.97	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(d)	1.07%	1.00%		.72%	.97	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.61	%(d)	1.26%	1.39%		1.42%	4.96	%(e)
Net investment income (loss)	(.12	)%(d)	(.20)%	(.33)%		.08%	(.40	)%(e)

Supplemental Data:
Net assets, end of period (000)	$12,141		$10,191	$8,289		$11	$10
Portfolio turnover rate	122.55	%(d)	506.90%	451.09	%(f)	683.50%	208.96%

(a)	Commencement of operations was 6/24/2011, SEC effective date was 6/15/2011 and date shares first became available to the public was 7/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Stock Appreciation Fund on March 22, 2013.

80	See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL CORE EQUITY FUND

	Class A Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$13.34		$13.97	$11.43	$11.25	$12.12	$11.20
Investment operations:
Net investment income(a)	.09		.17	.18	.28	.20	.12
Net realized and unrealized gain (loss)	.35		(.54)	2.62	.12	(.94)	.88
Total from investment operations	.44		(.37)	2.80	.40	(.74)	1.00
Distributions to shareholders from:
Net investment income	(.15)		(.26)	(.26)	(.22)	(.13)	(.08)
Net asset value, end of period	$13.63		$13.34	$13.97	$11.43	$11.25	$12.12
Total Return(b)	3.35	%(c)	(2.67)%	24.99%	3.81%	(6.16)%	8.95%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.56	%(c)	1.12%	1.12%	1.12%	1.12%	1.18%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.56	%(c)	1.12%	1.12%	1.12%	1.12%	1.18%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.68	%(c)	1.36%	1.38%	1.47%	1.42%	1.44%
Net investment income	.72	%(c)	1.25%	1.41%	2.53%	1.64%	1.05%

Supplemental Data:
Net assets, end of period (000)	$376,091		$368,087	$437,271	$383,244	$439,938	$542,452
Portfolio turnover rate	31.88	%(c)	64.06%	80.77%	81.50%	83.78%	98.73%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	81

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class B Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$13.15		$13.76	$11.26	$11.06	$11.91	$11.02
Investment operations:
Net investment income(a)	.04		.08	.09	.21	.12	.04
Net realized and unrealized gain (loss)	.36		(.53)	2.60	.12	(.92)	.87
Total from investment operations	.40		(.45)	2.69	.33	(.80)	.91
Distributions to shareholders from:
Net investment income	(.03)		(.16)	(.19)	(.13)	(.05)	(.02)
Net asset value, end of period	$13.52		$13.15	$13.76	$11.26	$11.06	$11.91
Total Return(b)	3.07	%(c)	(3.33)%	24.18%	3.13%	(6.75)%	8.23%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.89	%(c)	1.77%	1.77%	1.77%	1.77%	1.84%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.89	%(c)	1.77%	1.77%	1.77%	1.77%	1.84%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.02	%(c)	2.01%	2.03%	2.12%	2.06%	2.09%
Net investment income	.33	%(c)	.56%	.73%	1.91%	.96%	.40%

Supplemental Data:
Net assets, end of period (000)	$8,816		$11,126	$17,239	$20,125	$27,896	$39,255
Portfolio turnover rate	31.88	%(c)	64.06%	80.77%	81.50%	83.78%	98.73%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

82	See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class C Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$13.14		$13.77	$11.27	$11.08	$11.93	$11.04
Investment operations:
Net investment income(a)	.05		.09	.09	.21	.12	.04
Net realized and unrealized gain (loss)	.34		(.54)	2.61	.12	(.92)	.87
Total from investment operations	.39		(.45)	2.70	.33	(.80)	.91
Distributions to shareholders from:
Net investment income	(.05)		(.18)	(.20)	(.14)	(.05)	(.02)
Net asset value, end of period	$13.48		$13.14	$13.77	$11.27	$11.08	$11.93
Total Return(b)	3.01	%(c)	(3.31)%	24.26%	3.11%	(6.73)%	8.21%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.88	%(c)	1.75%	1.75%	1.75%	1.74%	1.84%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.88	%(c)	1.75%	1.75%	1.75%	1.74%	1.84%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.00	%(c)	1.99%	2.01%	2.10%	2.03%	2.09%
Net investment income	.39	%(c)	.65%	.77%	1.91%	1.01%	.38%

Supplemental Data:
Net assets, end of period (000)	$48,015		$49,491	$57,779	$54,056	$68,316	$91,550
Portfolio turnover rate	31.88	%(c)	64.06%	80.77%	81.50%	83.78%	98.73%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	83

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class F Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$13.26		$13.89	$11.36	$11.20	$12.08	$11.16
Investment operations:
Net investment income(a)	.11		.18	.18	.30	.24	.16
Net realized and unrealized gain (loss)	.34		(.51)	2.64	.12	(.95)	.86
Total from investment operations	.45		(.33)	2.82	.42	(.71)	1.02
Distributions to shareholders from:
Net investment income	(.18)		(.30)	(.29)	(.26)	(.17)	(.10)
Net asset value, end of period	$13.53		$13.26	$13.89	$11.36	$11.20	$12.08
Total Return(b)	3.51	%(c)	(2.46)%	25.35%	4.02%	(5.98)%	9.25%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(c)	.87%	.87%	.87%	.87%	.90%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(c)	.87%	.87%	.87%	.87%	.90%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.57	%(c)	1.11%	1.13%	1.22%	1.18%	1.18%
Net investment income	.84	%(c)	1.29%	1.42%	2.71%	1.98%	1.45%

Supplemental Data:
Net assets, end of period (000)	$83,858		$78,364	$142,063	$151,246	$80,747	$31,153
Portfolio turnover rate	31.88	%(c)	64.06%	80.77%	81.50%	83.78%	98.73%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

84	See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class I Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$13.44		$14.07	$11.51	$11.34	$12.21	$11.28
Investment operations:
Net investment income(a)	.12		.21	.22	.27	.25	.15
Net realized and unrealized gain (loss)	.35		(.53)	2.64	.17	(.95)	.89
Total from investment operations	.47		(.32)	2.86	.44	(.70)	1.04
Distributions to shareholders from:
Net investment income	(.20)		(.31)	(.30)	(.27)	(.17)	(.11)
Net asset value, end of period	$13.71		$13.44	$14.07	$11.51	$11.34	$12.21
Total Return(b)	3.57	%(c)	(2.34)%	25.37%	4.15%	(5.78)%	9.31%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.38	%(c)	.77%	.77%	.77%	.77%	.82%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.38	%(c)	.77%	.77%	.77%	.77%	.82%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.52	%(c)	1.01%	1.03%	1.12%	1.07%	1.08%
Net investment income	.91	%(c)	1.50%	1.77%	2.48%	2.06%	1.34%

Supplemental Data:
Net assets, end of period (000)	$66,901		$95,958	$155,754	$107,076	$222,808	$267,253
Portfolio turnover rate	31.88	%(c)	64.06%	80.77%	81.50%	83.78%	98.73%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	85

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class P Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$13.31		$13.94	$11.39	$11.17	$12.04	$11.13
Investment operations:
Net investment income(a)	.08		.17	.16	.27	.10	.10
Net realized and unrealized gain (loss)	.35		(.55)	2.63	.12	(.84)	.88
Total from investment operations	.43		(.38)	2.79	.39	(.74)	.98
Distributions to shareholders from:
Net investment income	(.10)		(.25)	(.24)	(.17)	(.13)	(.07)
Net asset value, end of period	$13.64		$13.31	$13.94	$11.39	$11.17	$12.04
Total Return(b)	3.26	%(c)	(2.77)%	24.91%	3.63%	(6.23)%	8.84%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.62	%(c)	1.22%	1.22%	1.22%	1.22%	1.29%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.62	%(c)	1.22%	1.22%	1.22%	1.22%	1.29%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.75	%(c)	1.46%	1.48%	1.58%	1.51%	1.54%
Net investment income	.60	%(c)	1.20%	1.30%	2.45%	.83%	.92%

Supplemental Data:
Net assets, end of period (000)	$114		$150	$278	$282	$470	$1,765
Portfolio turnover rate	31.88	%(c)	64.06%	80.77%	81.50%	83.78%	98.73%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

86	See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class R2 Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$13.29		$13.92	$11.41	$11.24	$12.14	$11.20
Investment operations:
Net investment income(a)	.07		.15	.15	.23	.18	.08
Net realized and unrealized gain (loss)	.35		(.55)	2.61	.14	(.95)	.91
Total from investment operations	.42		(.40)	2.76	.37	(.77)	.99
Distributions to shareholders from:
Net investment income	(.12)		(.23)	(.25)	(.20)	(.13)	(.05)
Net asset value, end of period	$13.59		$13.29	$13.92	$11.41	$11.24	$12.14
Total Return(b)	3.19	%(c)	(2.89)%	24.65%	3.51%	(6.38)%	8.86%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.70	%(c)	1.37%	1.37%	1.37%	1.37%	1.35%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.70	%(c)	1.37%	1.37%	1.37%	1.37%	1.35%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.82	%(c)	1.61%	1.63%	1.72%	1.67%	1.64%
Net investment income	.57	%(c)	1.07%	1.20%	2.13%	1.46%	.73%

Supplemental Data:
Net assets, end of period (000)	$971		$1,011	$868	$568	$651	$570
Portfolio turnover rate	31.88	%(c)	64.06%	80.77%	81.50%	83.78%	98.73%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	87

Financial Highlights (concluded)

INTERNATIONAL CORE EQUITY FUND

	Class R3 Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$13.14		$13.77	$11.28	$11.11	$12.00	$11.10
Investment operations:
Net investment income(a)	.08		.16	.16	.26	.19	.11
Net realized and unrealized gain (loss)	.34		(.55)	2.59	.12	(.94)	.87
Total from investment operations	.42		(.39)	2.75	.38	(.75)	.98
Distributions to shareholders from:
Net investment income	(.13)		(.24)	(.26)	(.21)	(.14)	(.08)
Net asset value, end of period	$13.43		$13.14	$13.77	$11.28	$11.11	$12.00
Total Return(b)	3.26	%(c)	(2.85)%	24.80%	3.68%	(6.35)%	8.89%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.64	%(c)	1.26%	1.26%	1.26%	1.26%	1.28%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.64	%(c)	1.26%	1.26%	1.26%	1.26%	1.28%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.76	%(c)	1.50%	1.52%	1.61%	1.57%	1.57%
Net investment income	.63	%(c)	1.15%	1.27%	2.36%	1.54%	1.02%

Supplemental Data:
Net assets, end of period (000)	$20,641		$20,156	$19,739	$17,275	$12,725	$10,418
Portfolio turnover rate	31.88	%(c)	64.06%	80.77%	81.50%	83.78%	98.73%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

88	See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL DIVIDEND INCOME FUND

	Class A Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$8.75		$9.11	$7.80	$7.88	$8.64	$8.22
Investment operations:
Net investment income(a)	.11		.36	.33	.35	.42	.34
Net realized and unrealized gain (loss)	.05		(.31)	1.31	(.08)	(.78)	.42
Total from investment operations	.16		.05	1.64	.27	(.36)	.76
Distributions to shareholders from:
Net investment income	(.10)		(.41)	(.33)	(.35)	(.40)	(.34)
Net realized gain	(.49)		–	–	–	–	–
Total distributions	(.59)		(.41)	(.33)	(.35)	(.40)	(.34)
Net asset value, end of period	$8.32		$8.75	$9.11	$7.80	$7.88	$8.64
Total Return(b)	2.24	%(c)	.47%	21.54%	3.60%	(4.42)%	9.58%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.56	%(c)	1.12%	1.12%	1.12%	1.12%	1.14%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.56	%(c)	1.12%	1.12%	1.12%	1.12%	1.14%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.60	%(c)	1.24%	1.27%	1.36%	1.43%	1.46%
Net investment income	1.39	%(c)	3.99%	3.94%	4.59%	4.96%	4.23%

Supplemental Data:
Net assets, end of period (000)	$1,016,908		$1,000,763	$954,305	$618,824	$278,975	$162,611
Portfolio turnover rate	41.03	%(c)	72.26%	78.39%	84.81%	100.16%	100.06%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	89

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class C Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$8.68		$9.04	$7.75	$7.84	$8.60	$8.19
Investment operations:
Net investment income(a)	.08		.31	.28	.29	.36	.29
Net realized and unrealized gain (loss)	.06		(.31)	1.29	(.07)	(.77)	.41
Total from investment operations	.14		–	1.57	.22	(.41)	.70
Distributions to shareholders from:
Net investment income	(.08)		(.36)	(.28)	(.31)	(.35)	(.29)
Net realized gain	(.49)		–	–	–	–	–
Total distributions	(.57)		(.36)	(.28)	(.31)	(.35)	(.29)
Net asset value, end of period	$8.25		$8.68	$9.04	$7.75	$7.84	$8.60
Total Return(b)	1.93	%(c)	(.14)%	20.70%	2.95%	(5.03)%	8.99%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.89	%(c)	1.77%	1.77%	1.76%	1.76%	1.79%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.89	%(c)	1.77%	1.77%	1.76%	1.76%	1.79%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.94	%(c)	1.89%	1.92%	2.01%	2.07%	2.10%
Net investment income	1.04	%(c)	3.42%	3.33%	3.88%	4.29%	3.61%

Supplemental Data:
Net assets, end of period (000)	$189,093		$191,120	$143,807	$74,664	$22,329	$13,561
Portfolio turnover rate	41.03	%(c)	72.26%	78.39%	84.81%	100.16%	100.06%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

90	See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class F Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$8.77		$9.12	$7.81	$7.89	$8.65	$8.23
Investment operations:
Net investment income(a)	.12		.39	.36	.37	.45	.39
Net realized and unrealized gain (loss)	.05		(.30)	1.30	(.08)	(.79)	.39
Total from investment operations	.17		.09	1.66	.29	(.34)	.78
Distributions to shareholders from:
Net investment income	(.11)		(.44)	(.35)	(.37)	(.42)	(.36)
Net realized gain	(.49)		–	–	–	–	–
Total distributions	(.60)		(.44)	(.35)	(.37)	(.42)	(.36)
Net asset value, end of period	$8.34		$8.77	$9.12	$7.81	$7.89	$8.65
Total Return(b)	2.36	%(c)	.83%	21.80%	3.83%	(4.18)%	9.95%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.44	%(c)	.87%	.87%	.87%	.87%	.88%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.44	%(c)	.87%	.87%	.87%	.87%	.88%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.49	%(c)	.99%	1.02%	1.11%	1.18%	1.21%
Net investment income	1.50	%(c)	4.24%	4.23%	4.79%	5.27%	4.78%

Supplemental Data:
Net assets, end of period (000)	$320,493		$322,648	$228,586	$128,360	$26,892	$12,745
Portfolio turnover rate	41.03	%(c)	72.26%	78.39%	84.81%	100.16%	100.06%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	91

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class I Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$8.79		$9.14	$7.83	$7.91	$8.66	$8.24
Investment operations:
Net investment income(a)	.13		.42	.36	.38	.43	.37
Net realized and unrealized gain (loss)	.05		(.32)	1.31	(.09)	(.75)	.41
Total from investment operations	.18		.10	1.67	.29	(.32)	.78
Distributions to shareholders from:
Net investment income	(.12)		(.45)	(.36)	(.37)	(.43)	(.36)
Net realized gain	(.49)		–	–	–	–	–
Total distributions	(.61)		(.45)	(.36)	(.37)	(.43)	(.36)
Net asset value, end of period	$8.36		$8.79	$9.14	$7.83	$7.91	$8.66
Total Return(b)	2.41	%(c)	.93%	21.86%	3.91%	(3.97)%	10.03%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.39	%(c)	.77%	.77%	.77%	.77%	.81%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.39	%(c)	.77%	.77%	.77%	.77%	.81%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.44	%(c)	.89%	.92%	1.01%	1.09%	1.10%
Net investment income	1.62	%(c)	4.53%	4.28%	5.00%	5.06%	4.53%

Supplemental Data:
Net assets, end of period (000)	$1,235,727		$963,200	$1,005,558	$893,066	$559,879	$265,348
Portfolio turnover rate	41.03	%(c)	72.26%	78.39%	84.81%	100.16%	100.06%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

92	See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class R2 Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$8.92		$9.27	$7.94	$8.03	$8.76	$8.29
Investment operations:
Net investment income(a)	.10		.36	.32	.33	.45	.37
Net realized and unrealized gain (loss)	.05		(.32)	1.32	(.08)	(.79)	.42
Total from investment operations	.15		.04	1.64	.25	(.34)	.79
Distributions to shareholders from:
Net investment income	(.09)		(.39)	(.31)	(.34)	(.39)	(.32)
Net realized gain	(.49)		–	–	–	–	–
Total distributions	(.58)		(.39)	(.31)	(.34)	(.39)	(.32)
Net asset value, end of period	$8.49		$8.92	$9.27	$7.94	$8.03	$8.76
Total Return(b)	2.07	%(c)	.33%	21.13%	3.32%	(4.15)%	9.96%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.70	%(c)	1.37%	1.37%	1.34%	.91%	.84%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.70	%(c)	1.37%	1.37%	1.34%	.91%	.84%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.49%	1.52%	1.60%	1.22%	1.13%
Net investment income	1.24	%(c)	3.86%	3.73%	4.24%	5.15%	4.45%

Supplemental Data:
Net assets, end of period (000)	$1,326		$1,298	$860	$464	$16	$10
Portfolio turnover rate	41.03	%(c)	72.26%	78.39%	84.81%	100.16%	100.06%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	93

Financial Highlights (concluded)

INTERNATIONAL DIVIDEND INCOME FUND

	Class R3 Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$8.83		$9.18	$7.86	$7.94	$8.71	$8.28
Investment operations:
Net investment income(a)	.11		.37	.35	.37	.41	.36
Net realized and unrealized gain (loss)	.05		(.32)	1.29	(.12)	(.79)	.40
Total from investment operations	.16		.05	1.64	.25	(.38)	.76
Distributions to shareholders from:
Net investment income	(.10)		(.40)	(.32)	(.33)	(.39)	(.33)
Net realized gain	(.49)		–	–	–	–	–
Total distributions	(.59)		(.40)	(.32)	(.33)	(.39)	(.33)
Net asset value, end of period	$8.40		$8.83	$9.18	$7.86	$7.94	$8.71
Total Return(b)	2.15	%(c)	.41%	21.30%	3.39%	(4.61)%	9.62%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.65	%(c)	1.27%	1.27%	1.27%	1.26%	1.24%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.65	%(c)	1.27%	1.27%	1.27%	1.26%	1.24%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.69	%(c)	1.39%	1.42%	1.50%	1.59%	1.58%
Net investment income	1.34	%(c)	4.03%	4.11%	4.80%	4.80%	4.40%

Supplemental Data:
Net assets, end of period (000)	$13,725		$11,273	$5,200	$33,065	$331	$111
Portfolio turnover rate	41.03	%(c)	72.26%	78.39%	84.81%	100.16%	100.06%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

94	See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL OPPORTUNITIES FUND

				Class A Shares
	Six Months Ended 4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.22		$16.83	$13.17	$12.00	$12.87	$10.70
Investment operations:
Net investment income(a)	.03		.11	.10	.15	.10	.06
Net realized and unrealized gain (loss)	2.05		(.51)	3.82	1.10	(.92)	2.20
Total from investment operations	2.08		(.40)	3.92	1.25	(.82)	2.26
Distributions to shareholders from:
Net investment income	(.18)		(.21)	(.26)	(.08)	(.05)	(.09)
Net realized gain	(.48)		–	–	–	–	–
Total distributions	(.66)		(.21)	(.26)	(.08)	(.05)	(.09)
Net asset value, end of period	$17.64		$16.22	$16.83	$13.17	$12.00	$12.87
Total Return(b)	13.41	%(c)	(2.39)%	30.26%	10.59%	(6.39)%	21.21%
Ratios to Average Net Assets:
Expenses, including expense reductions	.66	%(c)	1.35%	1.47%	1.52%	1.49%	1.54%
Expenses, excluding expense reductions	.66	%(c)	1.35%	1.47%	1.52%	1.49%	1.54%
Net investment income	.16	%(c)	.66%	.66%	1.20%	.79%	.54%

Supplemental Data:
Net assets, end of period (000)	$136,822		$117,037	$99,530	$76,139	$83,729	$98,272
Portfolio turnover rate	39.03	%(c)	80.08%	99.98%	91.18%	103.98%	83.13%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	95

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

				Class B Shares
	Six Months Ended 4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$15.37		$15.96	$12.49	$11.36	$12.21	$10.17
Investment operations:
Net investment income (loss)(a)	(.04)		(.03)	– (b)	.06	.02	(.01)
Net realized and unrealized gain (loss)	1.96		(.46)	3.63	1.07	(.87)	2.08
Total from investment operations	1.92		(.49)	3.63	1.13	(.85)	2.07
Distributions to shareholders from:
Net investment income	(.04)		(.10)	(.16)	–	–	(.03)
Net realized gain	(.48)		–	–	–	–	–
Total distributions	(.52)		(.10)	(.16)	–	–	(.03)
Net asset value, end of period	$16.77		$15.37	$15.96	$12.49	$11.36	$12.21
Total Return(c)	13.03	%(d)	(3.09)%	29.39%	9.95%	(6.96)%	20.35%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.03	%(d)	2.07%	2.12%	2.16%	2.13%	2.19%
Expenses, excluding expense reductions	1.03	%(d)	2.07%	2.12%	2.16%	2.13%	2.19%
Net investment income (loss)	(.23	)%(d)	(.16)%	(.03)%	.52%	.12%	(.13)%

Supplemental Data:
Net assets, end of period (000)	$3,610		$3,999	$6,357	$6,854	$9,439	$14,307
Portfolio turnover rate	39.03	%(d)	80.08%	99.98%	91.18%	103.98%	83.13%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

96	See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

				Class C Shares
	Six Months Ended 4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$15.23		$15.84	$12.41	$11.29	$12.14	$10.12
Investment operations:
Net investment income (loss)(a)	(.03)		(.02)	– (b)	.07	.02	(.01)
Net realized and unrealized gain (loss)	1.93		(.46)	3.61	1.06	(.87)	2.06
Total from investment operations	1.90		(.48)	3.61	1.13	(.85)	2.05
Distributions to shareholders from:
Net investment income	(.08)		(.13)	(.18)	(.01)	–	(.03)
Net realized gain	(.48)		–	–	–	–	–
Total distributions	(.56)		(.13)	(.18)	(.01)	–	(.03)
Net asset value, end of period	$16.57		$15.23	$15.84	$12.41	$11.29	$12.14
Total Return(c)	13.02	%(d)	(3.12)%	29.43%	10.00%	(7.00)%	20.34%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.02	%(d)	2.06%	2.10%	2.14%	2.10%	2.19%
Expenses, excluding expense reductions	1.02	%(d)	2.06%	2.10%	2.14%	2.10%	2.19%
Net investment income (loss)	(.20	)%(d)	(.10)%	.03%	.59%	.17%	(.13)%

Supplemental Data:
Net assets, end of period (000)	$24,693		$21,868	$18,138	$13,953	$15,603	$19,969
Portfolio turnover rate	39.03	%(d)	80.08%	99.98%	91.18%	103.98%	83.13%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $0.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	97

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

				Class F Shares
	Six Months Ended 4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.11		$16.73	$13.09	$11.94	$12.81	$10.65
Investment operations:
Net investment income(a)	.04		.14	.17	.18	.13	.10
Net realized and unrealized gain (loss)	2.04		(.50)	3.76	1.09	(.91)	2.17
Total from investment operations	2.08		(.36)	3.93	1.27	(.78)	2.27
Distributions to shareholders from:
Net investment income	(.22)		(.26)	(.29)	(.12)	(.09)	(.11)
Net realized gain	(.48)		–	–	–	–	–
Total distributions	(.70)		(.26)	(.29)	(.12)	(.09)	(.11)
Net asset value, end of period	$17.49		$16.11	$16.73	$13.09	$11.94	$12.81
Total Return(b)	13.48	%(c)	(2.21)%	30.63%	10.83%	(6.16)%	21.47%
Ratios to Average Net Assets:
Expenses, including expense reductions	.59	%(c)	1.18%	1.22%	1.27%	1.24%	1.28%
Expenses, excluding expense reductions	.59	%(c)	1.18%	1.22%	1.27%	1.24%	1.28%
Net investment income	.24	%(c)	.80%	1.13%	1.47%	1.00%	.88%

Supplemental Data:
Net assets, end of period (000)	$47,325		$44,607	$18,046	$944	$934	$934
Portfolio turnover rate	39.03	%(c)	80.08%	99.98%	91.18%	103.98%	83.13%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

98	See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

				Class I Shares
	Six Months Ended 4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.63		$17.25	$13.49	$12.30	$13.18	$10.96
Investment operations:
Net investment income(a)	.05		.15	.15	.19	.16	.11
Net realized and unrealized gain (loss)	2.09		(.51)	3.91	1.13	(.95)	2.23
Total from investment operations	2.14		(.36)	4.06	1.32	(.79)	2.34
Distributions to shareholders from:
Net investment income	(.23)		(.26)	(.30)	(.13)	(.09)	(.12)
Net realized gain	(.48)		–	–	–	–	–
Total distributions	(.71)		(.26)	(.30)	(.13)	(.09)	(.12)
Net asset value, end of period	$18.06		$16.63	$17.25	$13.49	$12.30	$13.18
Total Return(b)	13.55	%(c)	(2.10)%	30.74%	10.96%	(6.01)%	21.50%
Ratios to Average Net Assets:
Expenses, including expense reductions	.54	%(c)	1.08%	1.12%	1.17%	1.14%	1.18%
Expenses, excluding expense reductions	.54	%(c)	1.08%	1.12%	1.17%	1.14%	1.18%
Net investment income	.28	%(c)	.87%	.99%	1.54%	1.17%	.93%

Supplemental Data:
Net assets, end of period (000)	$312,573		$274,583	$259,952	$195,785	$213,865	$232,027
Portfolio turnover rate	39.03	%(c)	80.08%	99.98%	91.18%	103.98%	83.13%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	99

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

				Class P Shares
	Six Months Ended 4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.46		$17.08	$13.36	$12.17	$13.06	$10.86
Investment operations:
Net investment income(a)	.01		.07	.09	.14	.09	.05
Net realized and unrealized gain (loss)	2.09		(.51)	3.88	1.12	(.94)	2.22
Total from investment operations	2.10		(.44)	3.97	1.26	(.85)	2.27
Distributions to shareholders from:
Net investment income	(.16)		(.18)	(.25)	(.07)	(.04)	(.07)
Net realized gain	(.48)		–	–	–	–	–
Total distributions	(.64)		(.18)	(.25)	(.07)	(.04)	(.07)
Net asset value, end of period	$17.92		$16.46	$17.08	$13.36	$12.17	$13.06
Total Return(b)	13.32	%(c)	(2.60)%	30.19%	10.49%	(6.51)%	21.05%
Ratios to Average Net Assets:
Expenses, including expense reductions	.76	%(c)	1.53%	1.57%	1.62%	1.59%	1.64%
Expenses, excluding expense reductions	.76	%(c)	1.53%	1.57%	1.62%	1.59%	1.64%
Net investment income	.05	%(c)	.38%	.57%	1.14%	.69%	.44%

Supplemental Data:
Net assets, end of period (000)	$578		$872	$1,096	$929	$820	$900
Portfolio turnover rate	39.03	%(c)	80.08%	99.98%	91.18%	103.98%	83.13%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

100	See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

				Class R2 Shares
	Six Months Ended 4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$16.05		$16.69	$13.07	$11.90	$12.77	$10.64
Investment operations:
Net investment income(a)	–	(b)	.04	.06	.11	.07	.03
Net realized and unrealized gain (loss)	2.02		(.48)	3.79	1.11	(.92)	2.18
Total from investment operations	2.02		(.44)	3.85	1.22	(.85)	2.21
Distributions to shareholders from:
Net investment income	(.13)		(.20)	(.23)	(.05)	(.02)	(.08)
Net realized gain	(.48)		–	–	–	–	–
Total distributions	(.61)		(.20)	(.23)	(.05)	(.02)	(.08)
Net asset value, end of period	$17.46		$16.05	$16.69	$13.07	$11.90	$12.77
Total Return(c)	13.20	%(d)	(2.69)%	29.97%	10.35%	(6.68)%	20.90%
Ratios to Average Net Assets:
Expenses, including expense reductions	.83	%(d)	1.68%	1.72%	1.76%	1.74%	1.79%
Expenses, excluding expense reductions	.83	%(d)	1.68%	1.72%	1.76%	1.74%	1.79%
Net investment income	.01	%(d)	.26%	.40%	.90%	.56%	.31%

Supplemental Data:
Net assets, end of period (000)	$308		$198	$201	$91	$95	$96
Portfolio turnover rate	39.03	%(d)	80.08%	99.98%	91.18%	103.98%	83.13%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	101

Financial Highlights (concluded)

INTERNATIONAL OPPORTUNITIES FUND

				Class R3 Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$15.97		$16.57	$12.98	$11.84	$12.72	$10.60
Investment operations:
Net investment income(a)	.01		.07	.06	.13	.10	.05
Net realized and unrealized gain (loss)	2.02		(.49)	3.78	1.09	(.92)	2.17
Total from investment operations	2.03		(.42)	3.84	1.22	(.82)	2.22
Distributions to shareholders from:
Net investment income	(.15)		(.18)	(.25)	(.08)	(.06)	(.10)
Net realized gain	(.48)		–	–	–	–	–
Total distributions	(.63)		(.18)	(.25)	(.08)	(.06)	(.10)
Net asset value, end of period	$17.37		$15.97	$16.57	$12.98	$11.84	$12.72
Total Return(b)	13.28	%(c)	(2.63)%	30.14%	10.49%	(6.51)%	21.04%
Ratios to Average Net Assets:
Expenses, including expense reductions	.77	%(c)	1.56%	1.62%	1.65%	1.60%	1.67%
Expenses, excluding expense reductions	.77	%(c)	1.56%	1.62%	1.65%	1.60%	1.67%
Net investment income	.06	%(c)	.39%	.45%	1.11%	.74%	.45%

Supplemental Data:
Net assets, end of period (000)	$7,422		$6,000	$6,133	$6,212	$5,097	$3,016
Portfolio turnover rate	39.03	%(c)	80.08%	99.98%	91.18%	103.98%	83.13%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

102	See Notes to Financial Statements.

Financial Highlights

VALUE OPPORTUNITIES FUND

	Class A Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$21.67		$21.44	$15.99		$15.16	$14.45	$11.65
Investment operations:
Net investment income (loss)(a)	.01		(.03)	–	(b)	(.03)	(.05)	(.03)
Net realized and unrealized gain	1.36		2.16	5.45		.92	.83	2.83
Total from investment operations	1.37		2.13	5.45		.89	.78	2.80
Distributions to shareholders from:
Net realized gain	(2.87)		(1.90)	–		(.06)	(.07)	–
Net asset value, end of period	$20.17		$21.67	$21.44		$15.99	$15.16	$14.45
Total Return(c)	6.91	%(d)	10.72%	34.08%		5.89%	5.45%	24.03%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.58	%(d)	1.26%	1.28%		1.31%	1.31%	1.34%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.58	%(d)	1.26%	1.28%		1.31%	1.31%	1.34%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.58	%(d)	1.26%	1.28%		1.31%	1.31%	1.34%
Net investment income (loss)	.06	%(d)	(.13)%	(.01)%		(.19)%	(.29)%	(.19)%

Supplemental Data:
Net assets, end of period (000)	$1,242,603		$1,316,790	$1,372,436		$870,567	$883,444	$582,806
Portfolio turnover rate	23.47	%(d)	53.81%	69.49	%(e)	58.84%	56.87%	69.83%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Small Cap Blend Fund on July 19, 2013.

See Notes to Financial Statements.	103

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class B Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$20.41		$20.42	$15.32		$14.63	$14.03	$11.39
Investment operations:
Net investment loss(a)	(.06)		(.16)	(.12)		(.12)	(.14)	(.11)
Net realized and unrealized gain	1.26		2.05	5.22		.87	.81	2.75
Total from investment operations	1.20		1.89	5.10		.75	.67	2.64
Distributions to shareholders from:
Net realized gain	(2.87)		(1.90)	–		(.06)	(.07)	–
Net asset value, end of period	$18.74		$20.41	$20.42		$15.32	$14.63	$14.03
Total Return(b)	6.45	%(c)	10.02%	33.29%		5.14%	4.83%	23.18%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.95	%(c)	1.91%	1.93%		1.96%	1.96%	1.99%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.95	%(c)	1.91%	1.93%		1.96%	1.96%	1.99%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.95	%(c)	1.91%	1.93%		1.96%	1.96%	1.99%
Net investment loss	(.30	)%(c)	(.78)%	(.68)%		(.83)%	(.91)%	(.85)%

Supplemental Data:
Net assets, end of period (000)	$15,815		$18,752	$24,911		$13,315	$15,700	$19,110
Portfolio turnover rate	23.47	%(c)	53.81%	69.49	%(d)	58.84%	56.87%	69.83%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Small Cap Blend Fund on July 19, 2013.

104	See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class C Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$20.41		$20.42	$15.32		$14.62	$14.03	$11.39
Investment operations:
Net investment loss(a)	(.06)		(.16)	(.12)		(.13)	(.14)	(.11)
Net realized and unrealized gain	1.26		2.05	5.22		.89	.80	2.75
Total from investment operations	1.20		1.89	5.10		.76	.66	2.64
Distributions to shareholders from:
Net realized gain	(2.87)		(1.90)	–		(.06)	(.07)	–
Net asset value, end of period	$18.74		$20.41	$20.42		$15.32	$14.62	$14.03
Total Return(b)	6.45	%(c)	10.02%	33.29%		5.21%	4.76%	23.18%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.95	%(c)	1.91%	1.93%		1.96%	1.96%	1.99%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.95	%(c)	1.91%	1.93%		1.96%	1.96%	1.99%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.95	%(c)	1.91%	1.93%		1.96%	1.96%	1.99%
Net investment loss	(.31	)%(c)	(.79)%	(.66)%		(.83)%	(.95)%	(.83)%

Supplemental Data:
Net assets, end of period (000)	$394,761		$404,787	$400,420		$248,357	$263,798	$147,193
Portfolio turnover rate	23.47	%(c)	53.81%	69.49	%(d)	58.84%	56.87%	69.83%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Small Cap Blend Fund on July 19, 2013.

See Notes to Financial Statements.	105

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class F Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$21.92		$21.62	$16.07		$15.20	$14.45	$11.62
Investment operations:
Net investment income (loss)(a)	.03		.02	.05		.01	(.01)	.01
Net realized and unrealized gain	1.36		2.18	5.50		.92	.83	2.82
Total from investment operations	1.39		2.20	5.55		.93	.82	2.83
Distributions to shareholders from:
Net realized gain	(2.87)		(1.90)	–		(.06)	(.07)	–
Net asset value, end of period	$20.44		$21.92	$21.62		$16.07	$15.20	$14.45
Total Return(b)	6.92	%(c)	10.97%	34.54%		6.13%	5.73%	24.25%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.51	%(c)	1.02%	1.03%		1.06%	1.07%	1.10%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.51	%(c)	1.02%	1.03%		1.06%	1.07%	1.10%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.51	%(c)	1.02%	1.03%		1.06%	1.07%	1.10%
Net investment income (loss)	.13	%(c)	.11%	.26%		.06%	(.06)%	.07%

Supplemental Data:
Net assets, end of period (000)	$602,539		$550,524	$456,370		$369,321	$385,086	$168,415
Portfolio turnover rate	23.47	%(c)	53.81%	69.49	%(d)	58.84%	56.87%	69.83%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Small Cap Blend Fund on July 19, 2013.

106	See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class I Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$22.20		$21.85	$16.23		$15.34	$14.57	$11.70
Investment operations:
Net investment income(a)	.04		.05	.06		.02	.01	.02
Net realized and unrealized gain	1.39		2.20	5.56		.93	.83	2.85
Total from investment operations	1.43		2.25	5.62		.95	.84	2.87
Distributions to shareholders from:
Net realized gain	(2.87)		(1.90)	–		(.06)	(.07)	–
Net asset value, end of period	$20.76		$22.20	$21.85		$16.23	$15.34	$14.57
Total Return(b)	7.03	%(c)	11.10%	34.63%		6.21%	5.82%	24.42%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.46	%(c)	.92%	.93%		.97%	.97%	.99%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.46	%(c)	.92%	.93%		.97%	.97%	.99%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.46	%(c)	.92%	.93%		.97%	.97%	.99%
Net investment income	.19	%(c)	.21%	.33%		.15%	.06%	.16%

Supplemental Data:
Net assets, end of period (000)	$629,927		$647,442	$675,593		$411,546	$291,056	$190,103
Portfolio turnover rate	23.47	%(c)	53.81%	69.49	%(d)	58.84%	56.87%	69.83%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Small Cap Blend Fund on July 19, 2013.

See Notes to Financial Statements.	107

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class P Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$21.51		$21.32	$15.90		$15.09	$14.40	$11.62
Investment operations:
Net investment loss(a)	(.01)		(.05)	(.07)		(.04)	(.05)	(.04)
Net realized and unrealized gain	1.34		2.14	5.49		.91	.81	2.82
Total from investment operations	1.33		2.09	5.42		.87	.76	2.78
Distributions to shareholders from:
Net realized gain	(2.87)		(1.90)	–		(.06)	(.07)	–
Net asset value, end of period	$19.97		$21.51	$21.32		$15.90	$15.09	$14.40
Total Return(b)	6.76	%(c)	10.58%	34.09%		5.78%	5.33%	23.92%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.68	%(c)	1.36%	1.37%		1.41%	1.41%	1.44%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.68	%(c)	1.36%	1.37%		1.41%	1.41%	1.44%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.68	%(c)	1.36%	1.37%		1.41%	1.41%	1.44%
Net investment loss	(.04	)%(c)	(.23)%	(.34)%		(.24)%	(.35)%	(.29)%

Supplemental Data:
Net assets, end of period (000)	$49,016		$49,179	$54,081		$918	$3,392	$4,344
Portfolio turnover rate	23.47	%(c)	53.81%	69.49	%(d)	58.84%	56.87%	69.83%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Small Cap Blend Fund on July 19, 2013.

108	See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class R2 Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$21.27		$21.13	$15.79		$15.01	$14.34	$11.59
Investment operations:
Net investment loss(a)	(.02)		(.08)	(.04)		(.07)	(.09)	(.06)
Net realized and unrealized gain	1.32		2.12	5.38		.91	.83	2.81
Total from investment operations	1.30		2.04	5.34		.84	.74	2.75
Distributions to shareholders from:
Net realized gain	(2.87)		(1.90)	–		(.06)	(.07)	–
Net asset value, end of period	$19.70		$21.27	$21.13		$15.79	$15.01	$14.34
Total Return(b)	6.68	%(c)	10.42%	33.82%		5.61%	5.21%	23.62%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.76	%(c)	1.52%	1.53%		1.56%	1.57%	1.60%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.76	%(c)	1.52%	1.53%		1.56%	1.57%	1.60%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.76	%(c)	1.52%	1.53%		1.56%	1.57%	1.60%
Net investment loss	(.11	)%(c)	(.38)%	(.24)%		(.44)%	(.58)%	(.42)%

Supplemental Data:
Net assets, end of period (000)	$9,519		$10,364	$13,922		$11,056	$8,804	$2,538
Portfolio turnover rate	23.47	%(c)	53.81%	69.49	%(d)	58.84%	56.87%	69.83%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Small Cap Blend Fund on July 19, 2013.

See Notes to Financial Statements.	109

Financial Highlights (concluded)

VALUE OPPORTUNITIES FUND

	Class R3 Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013		2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$21.37		$21.20	$15.83		$15.03	$14.34	$11.58
Investment operations:
Net investment loss(a)	(.01)		(.06)	(.03)		(.05)	(.07)	(.04)
Net realized and unrealized gain	1.33		2.13	5.40		.91	.83	2.80
Total from investment operations	1.32		2.07	5.37		.86	.76	2.76
Distributions to shareholders from:
Net realized gain	(2.87)		(1.90)	–		(.06)	(.07)	–
Net asset value, end of period	$19.82		$21.37	$21.20		$15.83	$15.03	$14.34
Total Return(b)	6.76	%(c)	10.54%	33.92%		5.74%	5.35%	23.73%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.70	%(c)	1.41%	1.43%		1.46%	1.47%	1.49%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.70	%(c)	1.41%	1.43%		1.46%	1.47%	1.49%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.70	%(c)	1.41%	1.43%		1.46%	1.47%	1.50%
Net investment loss	(.06	)%(c)	(.29)%	(.17)%		(.35)%	(.47)%	(.31)%

Supplemental Data:
Net assets, end of period (000)	$131,100		$133,353	$130,597		$86,441	$64,504	$20,456
Portfolio turnover rate	23.47	%(c)	53.81%	69.49	%(d)	58.84%	56.87%	69.83%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Small Cap Blend Fund on July 19, 2013.

110	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993.

The Trust currently consists of nine funds. This report covers the following seven funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes during the six months ended April 30, 2015:

Funds	Share Classes
Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”)	A, B, C, F, I, R2 and R3
Lord Abbett International Core Equity Fund (“International Core Equity Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”)	A, C, F, I, R2 and R3
Lord Abbett International Opportunities Fund (“International Opportunities Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)	A, B, C, F, I, P, R2 and R3

The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. As of the date of this report, Alpha Strategy Fund has not issued Class P shares.

Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. International Dividend Income Fund’s investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2011 through October 31, 2014. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on foreign currency related transactions on each Fund’s Statement of Operations.

Notes to Financial Statements (unaudited)(continued)

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own

Notes to Financial Statements (unaudited)(continued)

assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

For the six months ended April 30, 2015, the effective management fee, net of any applicable waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Alpha Strategy Fund	.00%(1)
Fundamental Equity Fund	.52%(2)
Growth Leaders Fund	.42%(3)
International Core Equity Fund	.45%(4)
International Dividend Income Fund	.57%(4)
International Opportunities Fund	.75%(5)
Value Opportunities Fund	.70%(6)

(1)	The management fee for Alpha Strategy Fund is based on the Fund’s average daily net assets at an annual rate of .10%. For the six months ended April 30, 2015 and continuing through February 29, 2016, Lord Abbett has contractually agreed to waive its management fee at an annual rate of .05%. For the six months ended April 30, 2015, Lord Abbett voluntarily waived the remainder of its management fee at an annual rate of .05%. Lord Abbett may discontinue the voluntary waiver or change the level of its voluntary waiver at any time.

(2)	The management fee for Fundamental Equity Fund is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

(3)	The management fee for Growth Leaders Fund is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.55%
Over $2 billion	.50%

Notes to Financial Statements (unaudited)(continued)

(4)	The management fee for International Core Equity Fund and International Dividend Income Fund are based on the Funds’ average daily net assets at the following annual rates:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

(5)	The management fee for International Opportunities Fund is based on the average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

(6)	The management fee for Value Opportunities Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Next $3 billion	.65%
Over $5 billion	.58%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. Alpha Strategy Fund does not pay such fee.

For the six months ended April 30, 2015 and continuing through February 29, 2016, Lord Abbett has contractually agreed to waive Growth Leaders Fund’s fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to an annual rate of .60%.

For the twelve month period through February 28, 2015, Lord Abbett had contractually agreed to waive International Core Equity Fund’s fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to an annual rate of .77%. Effective March 1, 2015 and continuing through February 29, 2016, the annualized rate for Classes A, B, C, P, R2, and R3 was increased to .87% and the annual rate for Classes F and I remained at .77%.

For the twelve month period through February 28, 2015, Lord Abbett had contractually agreed to waive International Dividend Income Fund’s fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to an annual rate of .77%. Effective March 1, 2015 and continuing through February 29, 2016, the annualized rate for Classes A, C, R2, and R3 was increased to .87% and the annual rate for Classes F and I was increased to .81%.

All contractual fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Funds’ Board.

Alpha Strategy Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of total Underlying Fund shares owned by Alpha Strategy Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds in Alpha Strategy Fund’s Statement of Operations and Receivables from affiliates on Alpha Strategy Fund’s Statement of Assets and Liabilities.

In addition, Fundamental Equity Fund, Growth Leaders Fund, International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund, and Value Opportunities Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management

Notes to Financial Statements (unaudited)(continued)

fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense of each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of April 30, 2015, the percentages of Fundamental Equity Fund’s, Growth Leaders Fund’s, International Core Equity Fund’s, International Dividend Income Fund’s, International Opportunities Fund’s and Value Opportunities Fund’s outstanding shares owned by each Fund of Funds were as follows:

		Growth	International	International	International	Value
	Fundamental	Leaders	Core Equity	Dividend	Opportunities	Opportunities
Fund of Funds	Equity Fund	Fund	Fund	Income Fund	Fund	Fund
Alpha Strategy Fund	–	–	–	–	50.95%	8.25%
Diversified Equity Strategy Fund	0.95%	2.58%	5.71%	–	4.36%	0.88%
Multi-Asset Balanced Opportunity Fund	–	–	–	13.57%	–	–
Multi-Asset Global Opportunity Fund	–	–	–	4.57%	–	–
Multi-Asset Growth Fund	–	–	–	10.00%	–	–
Multi-Asset Income Fund	–	–	–	10.71%	–	–

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class B	Class C	Class F	Class P(2)	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Prior to March 1, 2015, Class A 12b-1 fees for International Core Equity Fund and International Dividend Income Fund were .35% (.25% service, .10% distribution) of each Fund’s average daily net assets.
(2)	Fundamental Equity Fund, International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund only.

Class I shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended April 30, 2015:

	Distributor	Dealers’
	Commissions	Concessions
Alpha Strategy Fund	$107,093	$ 595,088
Fundamental Equity Fund	164,520	897,517
Growth Leaders Fund	218,267	1,241,606
International Core Equity Fund	70,147	370,009
International Dividend Income Fund	266,412	1,411,828
International Opportunities Fund	29,570	157,711
Value Opportunities Fund	105,976	572,199

Distributor received the following amount of CDSCs for the six months ended April 30, 2015:

	Class A	Class C
Alpha Strategy Fund	$ 2,335	$10,372
Fundamental Equity Fund	13,249	34,694
Growth Leaders Fund	62,100	33,767
International Core Equity Fund	72	916
International Dividend Income Fund	40,025	21,893
International Opportunities Fund	15,700	851
Value Opportunities Fund	6,922	10,602

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid quarterly for International Dividend Income Fund and annually for Alpha Strategy Fund, Fundamental Equity Fund, Growth Leaders Fund, International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended April 30, 2015 and fiscal year ended October 31, 2014 was as follows:

	Alpha Strategy Fund		Fundamental Equity Fund
	Six Months Ended		Six Months Ended
	4/30/2015	Year Ended	4/30/2015	Year Ended
	(unaudited)	10/31/2014	(unaudited)	10/31/2014
Distributions paid from:
Ordinary income	$17,527,867	$45,823,955	$225,946,098	$208,816,026
Net long-term capital gains	118,549,905	41,361,605	712,679,683	675,477,284
Total distributions paid	$136,077,772	$87,185,560	$938,625,781	$884,293,310

	Growth Leaders Fund		International Core Equity Fund
	Six Months Ended		Six Months Ended
	4/30/2015	Year Ended	4/30/2015	Year Ended
	(unaudited)	10/31/2014	(unaudited)	10/31/2014
Distributions paid from:
Ordinary income	$73,120,882	$29,724,487	$6,527,984	$15,956,504
Net long-term capital gains	925,072	389,799	–	–
Total distributions paid	$74,045,954	$30,114,286	$6,527,984	$15,956,504

	International Dividend Income Fund		International Opportunities Fund
	Six Months Ended		Six Months Ended
	4/30/2015	Year Ended	4/30/2015	Year Ended
	(unaudited)	10/31/2014	(unaudited)	10/31/2014
Distributions paid from:
Ordinary income	$34,508,575	$116,396,955	$5,964,486	$6,003,315
Net long-term capital gains	141,437,432	–	13,687,933	–
Total distributions paid	$175,946,007	$116,396,955	$19,652,419	$6,003,315

		Value Opportunities Fund
	Six Months Ended
	4/30/2015	Year Ended
	(unaudited)	10/31/2014
Distributions paid from:
Ordinary income	$65,974,521	$57,058,078
Net long-term capital gains	343,592,336	221,546,277
Total distributions paid	$409,566,857	$278,604,355

As of October 31, 2014, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	Total
Fundamental Equity Fund	$2,561,610	$–	$2,561,610
International Core Equity Fund	–	198,263,766	198,263,766

Notes to Financial Statements (unaudited)(continued)

As of April 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha	Fundamental	Growth
	Strategy Fund	Equity Fund	Leaders Fund
Tax cost	$1,125,434,125	$3,838,070,793	$1,529,730,412
Gross unrealized gain	197,784,036	600,539,334	59,257,243
Gross unrealized loss	(12,215,254)	(52,113,769)	(20,877,897)
Net unrealized security gain	$185,568,782	$548,425,565	$38,379,346

		International
	International	Dividend	International
	Core Equity Fund	Income Fund	Opportunities Fund
Tax cost	$557,237,113	$2,697,424,143	$473,297,736
Gross unrealized gain	64,816,633	173,928,470	70,159,531
Gross unrealized loss	(20,544,345)	(96,085,389)	(20,655,832)
Net unrealized security gain	$44,272,288	$77,843,081	$49,503,699

	Value
	Opportunities Fund
Tax cost	$2,378,897,957
Gross unrealized gain	739,352,558
Gross unrealized loss	(25,354,908)
Net unrealized security gain	$713,997,650

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2015 were as follows:

	Purchases	Sales
Alpha Strategy Fund	$188,002,001	$79,882,034
Fundamental Equity Fund	3,084,192,216	4,149,772,938
Growth Leaders Fund	1,943,679,144	1,752,763,730
International Core Equity Fund	184,601,008	216,698,346
International Dividend Income Fund	1,327,199,503	1,019,197,971
International Opportunities Fund	181,958,806	188,777,454
Value Opportunities Fund	719,430,488	958,094,861

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2015.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts for the six months ended April 30, 2015 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the

Notes to Financial Statements (unaudited)(continued)

case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

As of April 30, 2015, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	International	International
	Core Equity Fund	Dividend Income Fund
	Foreign	Foreign
	Currency	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	$3,141,431	$32,545,007

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$2,301,081	$19,599,382

	International
	Opportunities Fund
	Foreign
	Currency
Asset Derivatives	Contracts
Forward Foreign Currency Exchange Contracts(1)	$3,385,787

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$2,188,848

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the six months ended April 30, 2015, were as follows:

	International	International
	Core Equity Fund	Dividend Income Fund
	Foreign	Foreign
	Currency	Currency
	Contracts	Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$(1,786,668)	$14,231,717
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$721,417	$(10,242,343)
Average Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$228,018,492	$1,575,809,622

Notes to Financial Statements (unaudited)(continued)

International
Opportunities Fund
Foreign
Currency
Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$(3,724,308)
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$2,105,881
Average Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$190,278,462

*	Calculated based on notional amounts for the six months ended April 30, 2015.
(1)	Statements of Operations location: Net realized gain (loss) on investments (net of foreign capital gains tax) and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund's financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

			Alpha Strategy Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$777,117	$–	$777,117
Total	$777,117	$–	$777,117

Notes to Financial Statements (unaudited)(continued)

		Amounts Not Offset in the
	Net Amounts of	Statement of Assets and Liabilities
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$777,117	$–	$–	$(777,117)	$–
Total	$777,117	$–	$–	$(777,117)	$–

		Fundamental Equity Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$41,509,141	$–	$41,509,141
Total	$41,509,141	$–	$41,509,141

		Amounts Not Offset in the
	Net Amounts of	Statement of Assets and Liabilities
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$41,509,141	$–	$–	$(41,509,141)	$–
Total	$41,509,141	$–	$–	$(41,509,141)	$–

		Growth Leaders Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$31,242,775	$–	$31,242,775
Total	$31,242,775	$–	$31,242,775

		Amounts Not Offset in the
	Net Amounts of	Statement of Assets and Liabilities
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$31,242,775	$–	$–	$(31,242,775)	$–
Total	$31,242,775	$–	$–	$(31,242,775)	$–

		International Core Equity Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,141,431	$–	$3,141,431
Repurchase Agreement	9,439,567	–	9,439,567
Total	$12,580,998	$–	$12,580,998

Notes to Financial Statements (unaudited)(continued)

		Amounts Not Offset in the
	Net Amounts of	Statement of Assets and Liabilities
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Net Amount(b)
Barclays Bank plc	$1,112,257	$(9,630)	$(700,000)	$(202,568)	$200,059
Deutsche Bank AG	572,262	–	(300,000)	–	272,262
Fixed Income Clearing Corp.	9,439,567	–	–	(9,439,567)	–
Goldman Sachs	58,298	(58,298)	–	–	–
J.P. Morgan Chase	426,525	(426,525)	–	–	–
Morgan Stanley	950,519	(728,691)	–	(221,828)	–
UBS AG	21,570	(21,570)	–	–	–
Total	$12,580,998	$(1,244,714)	$(1,000,000)	$(9,863,963)	$472,321

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,301,081	$–	$2,301,081
Total	$2,301,081	$–	$2,301,081

		Amounts Not Offset in the
	Net Amounts of	Statement of Assets and Liabilities
	Liabilities Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Pledged(a)	Pledged(a)	Net Amount(c)
Bank of America	$242,020	$–	$(242,020)	$–	$–
Barclays Bank plc	9,630	(9,630)	–	–	–
Goldman Sachs	591,707	(58,298)	–	–	533,409
J.P. Morgan Chase	697,139	(426,525)	(270,614)	–	–
Morgan Stanley	728,691	(728,691)	–	–	–
UBS AG	31,894	(21,570)	–	–	10,324
Total	$2,301,081	$(1,244,714)	$(512,634)	$–	$543,733

		International Dividend Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$32,545,007	$–	$32,545,007
Repurchase Agreement	66,656,537	–	66,656,537
Total	$99,201,544	$–	$99,201,544

Notes to Financial Statements (unaudited)(continued)

		Amounts Not Offset in the
	Net Amounts of	Statement of Assets and Liabilities
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Net Amount(b)
Bank of America	$1,630,581	$(848,928)	$–	$–	$781,653
Barclays Bank plc	1,358,227	(904,535)	–	(289,955)	163,737
Citibank	68,006	(68,006)	–	–	–
Deutsche Bank AG	4,150,696	(753,560)	(1,350,000)	–	2,047,136
Fixed Income Clearing Corp.	66,656,537	–	–	(66,656,537)	–
Goldman Sachs	5,814,108	(5,814,108)	–	–	–
J.P. Morgan Chase	4,537,636	(3,490,555)	(1,047,081)	–	–
Morgan Stanley	14,985,753	(5,400,300)	–	(9,585,453)	–
Total	$99,201,544	$(17,279,992)	$(2,397,081)	$(76,531,945)	$2,992,526

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$19,599,382	$–	$19,599,382
Total	$19,599,382	$–	$19,599,382

		Amounts Not Offset in the
	Net Amounts of	Statement of Assets and Liabilities
	Liabilities Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Pledged(a)	Pledged(a)	Net Amount(c)
Bank of America	$848,928	$(848,928)	$–	$–	$–
Barclays Bank plc	904,535	(904,535)	–	–	–
Citibank	548,658	(68,006)	(380,000)	–	100,652
Deutsche Bank AG	753,560	(753,560)	–	–	–
Goldman Sachs	6,512,678	(5,814,108)	–	–	698,570
J.P. Morgan Chase	3,490,555	(3,490,555)	–	–	–
Morgan Stanley	5,400,300	(5,400,300)	–	–	–
UBS AG	1,140,168	–	(800,000)	–	340,168
Total	$19,599,382	$(17,279,992)	$(1,180,000)	$–	$1,139,390

		International Opportunities Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,385,787	$–	$3,385,787
Repurchase Agreement	16,519,342	–	16,519,342
Total	$19,905,129	$–	$19,905,129

Notes to Financial Statements (unaudited)(continued)

		Amounts Not Offset in the
	Net Amounts of	Statement of Assets and Liabilities
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Net Amount(b)
Bank of America	$204,765	$–	$(204,765)	$–	$–
Barclays Bank plc	537,550	(8,924)	(330,000)	–	198,626
Deutsche Bank AG	1,745,017	(270,133)	(1,150,000)	–	324,884
Fixed Income Clearing Corp.	16,519,342	–	–	(16,519,342)	–
Goldman Sachs	16,400	(16,400)	–	–	–
J.P. Morgan Chase	213,078	(174,406)	–	–	38,672
Morgan Stanley	668,977	(668,977)	–	–	–
Total	$19,905,129	$(1,138,840)	$(1,684,765)	$(16,519,342)	$562,182

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,188,848	$–	$2,188,848
Total	$2,188,848	$–	$2,188,848

		Amounts Not Offset in the
	Net Amounts of	Statement of Assets and Liabilities
	Liabilities Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Pledged(a)	Pledged(a)	Net Amount(c)
Barclays Bank plc	$8,924	$(8,924)	$–	$–	$–
Citibank	67,999	–	–	–	67,999
Deutsche Bank AG	270,133	(270,133)	–	–	–
Goldman Sachs	157,082	(16,400)	–	–	140,682
J.P. Morgan Chase	174,406	(174,406)	–	–	–
Morgan Stanley	1,355,975	(668,977)	(680,000)	–	6,998
UBS AG	154,329	–	–	–	154,329
Total	$2,188,848	$(1,138,840)	$(680,000)	$–	$370,008

			Value Opportunities Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$8,078,685	$–	$8,078,685
Total	$8,078,685	$–	$8,078,685

		Amounts Not Offset in the
	Net Amounts of	Statement of Assets and Liabilities
	Assets Presented		Cash	Securities
	in the Statement of	Financial	Collateral	Collateral
Counterparty	Assets and Liabilities	Instruments	Received(a)	Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$8,078,685	$–	$–	$(8,078,685)	$–
Total	$8,078,685	$–	$–	$(8,078,685)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of April 30, 2015.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of April 30, 2015.

Notes to Financial Statements (unaudited)(continued)

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended April 30, 2015, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for each Fund in Other expenses in the Statements of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended April 30, 2015, the Funds did not utilize the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (unaudited)(continued)

12.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the six months ended April 30, 2015:

	Balance of			Balance of		Net Realized		Dividend
	Shares			Shares	Fair	Gain		Income
	Held at	Gross	Gross	Held at	Value at	11/1/2014 to		11/1/2014 to
Affiliated Issuer	10/31/2014	Additions	Sales	4/30/2015	4/30/2015	4/30/2015		4/30/2015
Lord Abbett Developing Growth Fund, Inc. – Class I	8,998,347	1,601,530	(702,779)	9,897,098	$255,642,029	$43,203,828	(a)	$–
Lord Abbett Securities Trust – International Opportunities Fund – Class I	14,750,328	1,557,416	(1,046,751)	15,260,993	275,766,144	10,210,709	(b)	3,596,559
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	6,811,662	932,377	(1,177,378)	6,566,661	127,852,896	21,532,968	(c)	–
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	3,649,832	514,792	(48,221)	4,116,403	127,896,629	13,256,357	(d)	–
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	7,078,265	2,010,376	(327,923)	8,760,718	261,157,006	53,922,537	(e)	673,625
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	11,450,061	1,694,906	(528,826)	12,616,141	261,911,086	32,805,582	(f)	–
Total					$1,310,225,790	$174,931,981		$4,270,184
(a)	Includes $38,678,495 of distributed capital gains.
(b)	Includes $7,399,283 of distributed capital gains.
(c)	Includes $15,818,117 of distributed capital gains.
(d)	Includes $13,100,341 of distributed capital gains.
(e)	Includes $54,493,106 of distributed capital gains.
(f)	Includes $32,882,286 of distributed capital gains.

Notes to Financial Statements (unaudited)(continued)

13.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Large company stocks, in which Fundamental Equity Fund, Growth Leaders Fund, International Core Equity Fund and International Dividend Income Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks. Small and mid-sized company stocks, in which Alpha Strategy Fund, Fundamental Equity Fund, Growth Leaders Fund, International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund invest, may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

In general, Growth Leaders Fund employs a growth investing style and Fundamental Equity Fund, International Dividend Income Fund and Value Opportunities Fund employ a value investing style. Growth stocks generally are more volatile than value stocks. The price of value stocks may lag the market for long periods of time.

International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund are subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market companies. Similarly, due to their investments in multinational and foreign companies, Alpha Strategy Fund, Fundamental Equity Fund, Growth Leaders Fund, and Value Opportunities Fund, may similarly experience increased market, liquidity, currency, political, information and other risks.

International Dividend Income Fund is subject to the risks of investing in dividend paying stocks. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. International Dividend Income Fund may be subject to the volatility of stocks that have high dividends per share due to recent decreases in their share prices.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect each Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Six Months Ended
		April 30, 2015		Year Ended
Alpha Strategy Fund		(unaudited)		October 31, 2014

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,248,669	$70,010,190	4,456,826	$144,266,625
Converted from Class B*	67,700	2,084,289	128,387	4,122,941
Reinvestment of distributions	1,874,861	55,608,375	1,229,371	38,749,806
Shares reacquired	(2,738,934)	(84,624,995)	(5,096,876)	(163,192,257)
Increase	1,452,296	$43,077,859	717,708	$23,947,115

Class B Shares
Shares sold	8,197	$227,105	14,057	$418,789
Reinvestment of distributions	55,791	1,518,640	49,823	1,451,855
Shares reacquired	(90,045)	(2,549,130)	(116,710)	(3,472,192)
Converted to Class A*	(73,848)	(2,084,289)	(139,280)	(4,122,941)
Decrease	(99,905)	$(2,887,674)	(192,110)	$(5,724,489)

Class C Shares
Shares sold	1,035,836	$28,766,359	2,041,211	$60,181,754
Reinvestment of distributions	1,035,610	27,847,560	601,205	17,368,806
Shares reacquired	(1,011,321)	(28,280,158)	(1,687,194)	(49,452,208)
Increase	1,060,125	$28,333,761	955,222	$28,098,352

Class F Shares
Shares sold	1,395,846	$42,995,522	3,893,432	$125,667,687
Reinvestment of distributions	714,237	21,212,846	338,904	10,695,815
Shares reacquired	(1,484,415)	(45,809,625)	(2,045,281)	(65,409,009)
Increase	625,668	$18,398,743	2,187,055	$70,954,493

Class I Shares
Shares sold	87,610	$2,717,095	353,114	$11,231,550
Reinvestment of distributions	117,540	3,527,389	49,542	1,577,912
Shares reacquired	(350,216)	(11,089,585)	(170,965)	(5,593,213)
Increase (decrease)	(145,066)	$(4,845,101)	231,691	$7,216,249

Class R2 Shares
Shares sold	25,318	$762,558	46,530	$1,463,125
Reinvestment of distributions	4,158	121,075	2,178	67,573
Shares reacquired	(20,535)	(624,456)	(24,699)	(772,307)
Increase	8,941	$259,177	24,009	$758,391

Class R3 Shares
Shares sold	129,637	$3,952,733	287,480	$9,128,420
Reinvestment of distributions	130,616	3,819,223	80,832	2,515,436
Shares reacquired	(202,794)	(6,119,511)	(293,231)	(9,312,419)
Increase	57,459	$1,652,445	75,081	$2,331,437

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
		April 30, 2015		Year Ended
Fundamental Equity Fund		(unaudited)	October 31, 2014

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,074,476	$110,563,657	23,177,410	$355,721,430
Converted from Class B*	370,802	5,003,268	796,056	12,221,994
Reinvestment of distributions	33,212,548	443,387,195	29,302,263	431,622,315
Shares reacquired	(38,470,938)	(526,823,211)	(65,598,519)	(1,017,302,933)
Increase (decrease)	3,186,888	$32,130,909	(12,322,790)	$(217,737,194)

Class B Shares
Shares sold	51,148	$640,196	116,377	$1,655,305
Reinvestment of distributions	642,148	7,930,528	667,564	9,225,728
Shares reacquired	(413,294)	(5,192,805)	(807,161)	(11,623,364)
Converted to Class A*	(401,398)	(5,003,268)	(851,002)	(12,221,994)
Decrease	(121,396)	$(1,625,349)	(874,222)	$(12,964,325)

Class C Shares
Shares sold	4,349,290	$53,789,496	9,012,161	$127,676,704
Reinvestment of distributions	11,783,074	144,460,492	9,154,437	125,781,984
Shares reacquired	(15,009,173)	(188,404,832)	(15,615,391)	(225,186,023)
Increase	1,123,191	$9,845,156	2,551,207	$28,272,665

Class F Shares
Shares sold	4,487,738	$60,115,493	22,622,935	$350,175,342
Reinvestment of distributions	8,695,953	115,134,419	5,875,803	85,962,996
Shares reacquired	(20,097,036)	(274,717,543)	(21,427,945)	(329,999,908)
Increase (decrease)	(6,913,345)	$(99,467,631)	7,070,793	$106,138,430

Class I Shares
Shares sold	3,354,867	$45,254,012	6,883,658	$105,887,593
Reinvestment of distributions	5,576,627	74,782,574	4,766,441	70,448,002
Shares reacquired	(13,122,447)	(180,779,250)	(15,116,571)	(236,577,933)
Decrease	(4,190,953)	$(60,742,664)	(3,466,472)	$(60,242,338)

Class P Shares
Shares sold	66,440	$896,495	188,204	$2,860,804
Reinvestment of distributions	283,708	3,733,602	277,657	4,039,907
Shares reacquired	(405,164)	(5,435,063)	(700,207)	(10,669,645)
Decrease	(55,016)	$(804,966)	(234,346)	$(3,768,934)

Class R2 Shares
Shares sold	161,640	$2,140,958	320,912	$4,791,341
Reinvestment of distributions	138,382	1,816,959	153,058	2,219,348
Shares reacquired	(461,169)	(6,637,181)	(732,650)	(11,166,840)
Decrease	(161,147)	$(2,679,264)	(258,680)	$(4,156,151)

Class R3 Shares
Shares sold	857,376	$11,542,387	2,801,640	$42,778,487
Reinvestment of distributions	3,968,717	52,307,683	3,398,523	49,516,478
Shares reacquired	(5,192,768)	(71,071,658)	(6,322,131)	(96,499,584)
Decrease	(366,675)	$(7,221,588)	(121,968)	$(4,204,619)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
		April 30, 2015		Year Ended
Growth Leaders Fund		(unaudited)	October 31, 2014

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,365,066	$166,882,223	19,604,170	$426,405,880
Converted from Class B*	30,089	682,422	67,796	1,472,786
Reinvestment of distributions	1,148,996	25,277,921	609,302	12,534,111
Shares reacquired	(3,312,944)	(75,010,346)	(7,739,921)	(169,322,766)
Increase	5,231,207	$117,832,220	12,541,347	$271,090,011

Class B Shares
Shares sold	7,937	$179,296	23,941	$513,709
Reinvestment of distributions	15,738	341,523	24,451	499,882
Shares reacquired	(31,516)	(697,970)	(79,090)	(1,699,097)
Converted to Class A*	(30,547)	(682,422)	(68,394)	(1,472,786)
Decrease	(38,388)	$(859,573)	(99,092)	$(2,158,292)

Class C Shares
Shares sold	4,133,941	$91,383,068	8,367,136	$178,712,962
Reinvestment of distributions	538,527	11,567,556	200,491	4,060,783
Shares reacquired	(1,034,278)	(22,833,432)	(1,219,039)	(26,075,423)
Increase	3,638,190	$80,117,192	7,348,588	$156,698,322

Class F Shares
Shares sold	7,609,149	$173,047,809	24,977,386	$545,302,841
Reinvestment of distributions	1,002,436	22,153,845	304,515	6,282,194
Shares reacquired	(5,007,156)	(113,789,186)	(8,826,195)	(192,234,655)
Increase	3,604,429	$81,412,468	16,455,706	$359,350,380

Class I Shares
Shares sold	667,303	$15,226,615	1,208,471	$26,241,730
Reinvestment of distributions	140,149	3,104,296	123,274	2,545,353
Shares reacquired	(192,508)	(4,352,727)	(579,766)	(12,632,881)
Increase	614,944	$13,978,184	751,979	$16,154,202

Class R2 Shares
Shares sold	8,464	$194,440	13,238	$296,770
Reinvestment of distributions	260	5,735	133	2,747
Shares reacquired	(3,569)	(81,501)	(664)	(17,066)
Increase	5,155	$118,674	12,707	$282,451

Class R3 Shares
Shares sold	109,382	$2,465,948	120,338	$2,613,195
Reinvestment of distributions	26,137	573,704	26,337	541,921
Shares reacquired	(40,848)	(911,241)	(90,727)	(1,971,851)
Increase	94,671	$2,128,411	55,948	$1,183,265

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
		April 30, 2015		Year Ended
International Core Equity Fund		(unaudited)	October 31, 2014

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,490,764	$32,533,580	4,029,760	$55,804,705
Converted from Class B*	121,366	1,612,360	280,938	3,893,032
Reinvestment of distributions	310,070	3,950,293	538,647	7,368,673
Shares reacquired	(2,928,583)	(38,270,687)	(8,554,121)	(118,673,624)
Decrease	(6,383)	$(174,454)	(3,704,776)	$(51,607,214)

Class B Shares
Shares sold	13,679	$178,381	47,285	$648,357
Reinvestment of distributions	1,924	24,377	13,338	181,000
Shares reacquired	(86,937)	(1,134,515)	(183,468)	(2,513,879)
Converted to Class A*	(122,398)	(1,612,360)	(284,068)	(3,893,032)
Decrease	(193,732)	$(2,544,117)	(406,913)	$(5,577,554)

Class C Shares
Shares sold	255,011	$3,309,422	410,950	$5,647,017
Reinvestment of distributions	13,665	172,731	47,776	647,849
Shares reacquired	(473,960)	(6,119,367)	(889,139)	(12,124,594)
Decrease	(205,284)	$(2,637,214)	(430,413)	$(5,829,728)

Class F Shares
Shares sold	977,333	$12,666,143	1,743,639	$24,025,992
Reinvestment of distributions	87,549	1,106,621	214,860	2,917,791
Shares reacquired	(776,125)	(10,067,586)	(6,277,445)	(86,114,094)
Increase (decrease)	288,757	$3,705,178	(4,318,946)	$(59,170,311)

Class I Shares
Shares sold	668,288	$8,667,995	1,576,910	$21,977,630
Reinvestment of distributions	52,035	666,045	222,343	3,057,215
Shares reacquired	(2,979,858)	(39,382,579)	(5,728,659)	(80,438,316)
Decrease	(2,259,535)	$(30,048,539)	(3,929,406)	$(55,403,471)

Class P Shares
Shares sold	459	$6,014	1,935	$26,868
Reinvestment of distributions	81	1,034	359	4,907
Shares reacquired	(3,457)	(45,019)	(10,901)	(152,610)
Decrease	(2,917)	$(37,971)	(8,607)	$(120,835)

Class R2 Shares
Shares sold	10,304	$133,861	32,813	$454,647
Reinvestment of distributions	172	2,178	435	5,947
Shares reacquired	(15,132)	(197,888)	(19,505)	(266,696)
Increase (decrease)	(4,656)	$(61,849)	13,743	$193,898

Class R3 Shares
Shares sold	210,860	$2,709,572	378,700	$5,177,113
Reinvestment of distributions	15,641	196,607	25,808	348,410
Shares reacquired	(223,954)	(2,885,195)	(304,343)	(4,160,103)
Increase	2,547	$20,984	100,165	$1,365,420

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
		April 30, 2015		Year Ended
International Dividend Income Fund		(unaudited)	October 31, 2014

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	22,064,429	$180,275,494	42,828,118	$389,026,577
Reinvestment of distributions	8,229,987	65,609,895	4,703,227	42,949,939
Shares reacquired	(22,450,654)	(184,006,637)	(38,005,152)	(337,789,972)
Increase	7,843,762	$61,878,752	9,526,193	$94,186,544

Class C Shares
Shares sold	3,439,804	$27,830,386	8,594,100	$77,778,091
Reinvestment of distributions	1,372,672	10,840,912	645,448	5,857,311
Shares reacquired	(3,904,967)	(31,394,177)	(3,138,650)	(28,150,985)
Increase	907,509	$7,277,121	6,100,898	$55,484,417

Class F Shares
Shares sold	10,597,678	$86,128,815	20,891,112	$191,171,297
Reinvestment of distributions	2,294,286	18,330,156	1,109,171	10,138,406
Shares reacquired	(11,255,849)	(91,478,626)	(10,268,610)	(92,022,452)
Increase	1,636,115	$12,980,345	11,731,673	$109,287,251

Class I Shares
Shares sold	51,235,161	$423,517,060	48,226,380	$442,012,430
Reinvestment of distributions	9,027,890	72,204,473	5,365,301	49,380,978
Shares reacquired	(22,022,401)	(184,760,908)	(54,005,795)	(495,936,568)
Increase (decrease)	38,240,650	$310,960,625	(414,114)	$(4,543,160)

Class R2 Shares
Shares sold	27,579	$227,486	70,578	$654,514
Reinvestment of distributions	3,685	29,933	1,716	15,994
Shares reacquired	(20,561)	(171,694)	(19,595)	(180,846)
Increase	10,703	$85,725	52,699	$489,662

Class R3 Shares
Shares sold	380,050	$3,122,015	869,222	$7,987,709
Reinvestment of distributions	100,217	805,905	42,741	395,119
Shares reacquired	(123,100)	(999,720)	(201,918)	(1,864,807)
Increase	357,167	$2,928,200	710,045	$6,518,021

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
		April 30, 2015		Year Ended
International Opportunities Fund		(unaudited)	October 31, 2014

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,684,757	$28,377,905	4,496,628	$77,634,216
Converted from Class B*	24,043	393,025	65,632	1,120,523
Reinvestment of distributions	276,906	4,300,348	77,406	1,285,710
Shares reacquired	(1,442,174)	(23,368,168)	(3,337,854)	(56,663,143)
Increase	543,532	$9,703,110	1,301,812	$23,377,306

Class B Shares
Shares sold	3,087	$48,503	13,784	$224,293
Reinvestment of distributions	8,574	126,987	2,328	36,880
Shares reacquired	(31,272)	(495,039)	(85,221)	(1,384,219)
Converted to Class A*	(25,261)	(393,025)	(69,037)	(1,120,523)
Decrease	(44,872)	$(712,574)	(138,146)	$(2,243,569)

Class C Shares
Shares sold	196,258	$3,050,471	504,771	$8,172,717
Reinvestment of distributions	48,814	714,146	9,264	145,352
Shares reacquired	(190,842)	(2,889,138)	(223,057)	(3,576,238)
Increase	54,230	$875,479	290,978	$4,741,831

Class F Shares
Shares sold	948,088	$15,660,345	3,281,278	$56,180,823
Reinvestment of distributions	75,960	1,169,016	12,449	205,039
Shares reacquired	(1,086,476)	(17,315,402)	(1,603,644)	(26,648,234)
Increase (decrease)	(62,428)	$(486,041)	1,690,083	$29,737,628

Class I Shares
Shares sold	1,224,710	$20,306,949	2,224,095	$38,618,245
Reinvestment of distributions	754,491	11,988,860	232,179	3,942,396
Shares reacquired	(1,185,499)	(19,663,506)	(1,012,931)	(17,860,966)
Increase	793,702	$12,632,303	1,443,343	$24,699,675

Class P Shares
Shares sold	2,361	$38,930	5,140	$89,626
Reinvestment of distributions	2,159	34,082	648	10,936
Shares reacquired	(25,234)	(401,793)	(16,995)	(293,951)
Decrease	(20,714)	$(328,781)	(11,207)	$(193,389)

Class R2 Shares
Shares sold	6,818	$109,709	1,482	$24,855
Reinvestment of distributions	260	4,015	77	1,271
Shares reacquired	(1,778)	(29,191)	(1,236)	(20,752)
Increase	5,300	$84,533	323	$5,374

Class R3 Shares
Shares sold	84,617	$1,369,531	99,533	$1,683,980
Reinvestment of distributions	15,641	239,311	3,864	63,296
Shares reacquired	(48,499)	(785,023)	(97,809)	(1,626,080)
Increase	51,759	$823,819	5,588	$121,196

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
		April 30, 2015		Year Ended
Value Opportunities Fund		(unaudited)	October 31, 2014

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,117,971	$82,294,966	11,034,257	$232,005,935
Converted from Class B*	110,991	2,218,442	257,223	5,354,802
Reinvestment of distributions	8,490,788	164,126,942	5,859,617	116,957,952
Shares reacquired	(11,861,924)	(237,205,493)	(20,394,254)	(430,810,561)
Increase (decrease)	857,826	$11,434,857	(3,243,157)	$(76,491,872)

Class B Shares
Shares sold	23,432	$426,218	38,949	$764,737
Reinvestment of distributions	129,983	2,342,305	109,518	2,070,988
Shares reacquired	(109,296)	(2,036,770)	(177,143)	(3,531,023)
Converted to Class A*	(119,233)	(2,218,442)	(272,119)	(5,354,802)
Decrease	(75,114)	$(1,486,689)	(300,795)	$(6,050,100)

Class C Shares
Shares sold	1,191,043	$21,961,356	2,359,917	$46,680,001
Reinvestment of distributions	2,692,079	48,511,264	1,652,048	31,240,230
Shares reacquired	(2,656,794)	(49,414,963)	(3,782,785)	(75,201,809)
Increase	1,226,328	$21,057,657	229,180	$2,718,422

Class F Shares
Shares sold	6,725,107	$138,233,830	11,248,121	$240,824,053
Reinvestment of distributions	3,203,589	62,726,269	1,702,313	34,284,577
Shares reacquired	(5,573,797)	(112,352,932)	(8,944,383)	(188,470,026)
Increase	4,354,899	$88,607,167	4,006,051	$86,638,604

Class I Shares
Shares sold	1,186,095	$24,325,247	4,567,592	$97,393,753
Reinvestment of distributions	4,011,079	79,700,142	2,762,162	56,292,861
Shares reacquired	(4,012,285)	(83,339,461)	(9,083,119)	(194,857,219)
Increase (decrease)	1,184,889	$20,685,928	(1,753,365)	$(41,170,605)

Class P Shares
Shares sold	183,575	$3,637,818	372,804	$7,781,429
Reinvestment of distributions	337,410	6,464,784	241,852	4,795,921
Shares reacquired	(353,138)	(6,973,773)	(865,194)	(18,072,112)
Increase (decrease)	167,847	$3,128,829	(250,538)	$(5,494,762)

Class R2 Shares
Shares sold	82,008	$1,585,954	172,734	$3,537,034
Reinvestment of distributions	39,381	744,696	32,239	633,161
Shares reacquired	(125,473)	(2,426,697)	(376,581)	(7,790,752)
Decrease	(4,084)	$(96,047)	(171,608)	$(3,620,557)

Class R3 Shares
Shares sold	593,373	$11,700,829	1,223,005	$25,467,137
Reinvestment of distributions	931,129	17,700,757	600,185	11,829,647
Shares reacquired	(1,149,378)	(22,712,662)	(1,742,803)	(36,050,078)
Increase	375,124	$6,688,924	80,387	$1,246,706
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(concluded)

15.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014–11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of April 30, 2015, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc.—Class I	19.51%
Lord Abbett Securities Trust—International Opportunities Fund—Class I	21.05%
Lord Abbett Securities Trust—Micro-Cap Growth Fund—Class I	9.76%
Lord Abbett Securities Trust—Micro-Cap Value Fund—Class I	9.76%
Lord Abbett Research Fund, Inc.—Small-Cap Value Fund—Class I	19.93%
Lord Abbett Securities Trust—Value Opportunities Fund—Class I	19.99%

The Ten Largest Holdings and the Holdings by Sector, as of April 30, 2015, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Skechers U.S.A., Inc. Class A	1.88%
EPAM Systems, Inc.	1.79%
Gogo, Inc.	1.73%
GrubHub, Inc.	1.70%
Cavium, Inc.	1.64%
FireEye, Inc.	1.59%
IPG Photonics Corp.	1.55%
WisdomTree Investments, Inc.	1.54%
comScore, Inc.	1.52%
2U, Inc.	1.47%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.68%
Consumer Staples	2.27%
Energy	0.85%
Financials	9.52%
Health Care	24.66%
Industrials	9.39%
Information Technology	37.54%
Materials	0.12%
Repurchase Agreement	0.97%
Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

International Opportunities Fund

Ten Largest Holdings	% of Investments
Indiabulls Housing Finance Ltd	2.26%
Arcadis NV	1.89%
UDG Healthcare plc	1.78%
Sun Hung Kai & Co., Ltd.	1.75%
Anima Holding SpA	1.61%
Arrow Global Group plc	1.58%
Frutarom Industries Ltd.	1.46%
Loomis AB Class B	1.45%
Forbo Holding AG Registered Shares	1.37%
Century Tokyo Leasing Corp.	1.36%

Holdings by Sector*	% of Investments
Consumer Discretionary	17.51%
Consumer Staples	6.19%
Energy	5.07%
Financials	25.12%
Health Care	3.13%
Industrials	20.89%
Information Technology	10.87%
Materials	4.22%
Telecommunication Services	1.16%
Utilities	2.68%
Repurchase Agreement	3.16%
Total	100.00%

* A sector may comprise several industries.

Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Glu Mobile, Inc.	2.48%
2U, Inc.	2.19%
Noah Holdings Ltd. ADR	2.13%
Diplomat Pharmacy, Inc.	2.12%
Depomed, Inc.	2.10%
Bluebird Bio, Inc.	1.75%
Stamps.com, Inc.	1.74%
Ambarella, Inc.	1.73%
Inphi Corp.	1.72%
LDR Holding Corp.	1.57%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.19%
Consumer Staples	4.99%
Financials	6.88%
Health Care	37.40%
Industrials	8.50%
Information Technology	31.44%
Materials	0.45%
Repurchase Agreement	0.15%
Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Multi-Color Corp.	4.25%
Patrick Industries, Inc.	4.13%
Francesca’s Holdings Corp.	4.13%
South State Corp.	3.13%
Chesapeake Utilities Corp.	2.50%
Pacific Premier Bancorp, Inc.	2.29%
Steven Madden Ltd.	2.17%
BNC Bancorp	2.15%
Electronics for Imaging, Inc.	2.13%
J&J Snack Foods Corp.	2.11%

Holdings by Sector*	% of Investments
Consumer Discretionary	16.63%
Consumer Staples	5.51%
Energy	0.96%
Financials	29.75%
Health Care	5.87%
Industrials	23.31%
Information Technology	7.88%
Materials	4.44%
Utilities	4.47%
Repurchase Agreement	1.18%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Minerals Technologies, Inc.	2.49%
South State Corp.	2.28%
Signature Bank	2.12%
Hexcel Corp.	2.10%
MAXIMUS, Inc.	2.02%
Electronics for Imaging, Inc.	1.90%
Mentor Graphics Corp.	1.87%
Ryder System, Inc.	1.85%
HealthSouth Corp.	1.81%
Synaptics, Inc.	1.78%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.59%
Consumer Staples	4.98%
Energy	4.26%
Financials	26.91%
Health Care	6.09%
Industrials	15.06%
Information Technology	17.34%
Materials	9.21%
Utilities	2.56%
Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Value Opportunities Fund

Ten Largest Holdings	% of Investments
Akamai Technologies, Inc.	2.12%
Signature Bank	2.09%
Ryder System, Inc.	2.02%
Jarden Corp.	2.01%
HCC Insurance Holdings, Inc.	1.98%
East West Bancorp, Inc.	1.72%
Marvell Technology Group Ltd.	1.72%
Pinnacle Foods, Inc.	1.70%
PerkinElmer, Inc.	1.68%
Lam Research Corp.	1.63%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.79%
Consumer Staples	2.35%
Energy	5.04%
Financials	25.35%
Health Care	9.15%
Industrials	13.11%
Information Technology	17.68%
Materials	6.44%
Telecommunication Services	1.09%
Utilities	5.74%
Repurchase Agreement	0.26%
Total	100.00%

* A sector may comprise several industries.

Supplemental Proxy Information

A joint special meeting of shareholders of the Fund and other funds of the Trust was held on December 4, 2014. The joint special meeting was held for the purpose of electing members of the Board. Shareholders elected the following nine (9) Trustees at the joint special meeting:

•	E. Thayer Bigelow
•	Robert B. Calhoun, Jr.
•	Eric C. Fast
•	Daria L. Foster
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Franklin W. Hobbs
•	James M. McTaggart
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett Securities Trust

Nominee	Votes For	Votes Withheld
E. Thayer Bigelow	765,974,865.350	14,932,400.884
Robert B. Calhoun, Jr.	766,560,830.812	14,346,435.422
Eric C. Fast	767,069,611.805	13,837,654.429
Daria L. Foster	767,145,793.140	13,761,473.094
Evelyn E. Guernsey	767,187,883.952	13,719,382.282
Julie A. Hill	766,775,161.223	14,132,105.011
Franklin W. Hobbs	767,148,532.329	13,758,733.905
James M. McTaggart	767,017,397.647	13,889,868.587
James L.L. Tullis	766,688,826.602	14,218,439.632

Approval of Advisory Contract

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2014. As to each of Alpha Strategy Fund and Fundamental Equity Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year, three-year, and five-year periods and above the median for the ten-year period. As to Growth Leaders Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year and three-year periods. As to each of International

Approval of Advisory Contract (continued)

Core Equity Fund and Value Opportunities Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for each of the periods. As to International Dividend Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year and five-year periods and below the median for the three-year period. As to International Opportunities Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year, five-year, and ten-year periods and at the median for the three-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Alpha Strategy Fund, the Board observed that the overall expense ratio was above the median of the expense peer group. As to each of Fundamental Equity Fund and Value Opportunities Fund, the Board observed that the overall expense ratio was below the median of the expense peer group. As to each of Growth Leaders Fund, International Core Equity Fund, International Dividend Income Fund, and International Opportunities Fund, the Board observed that the overall expense ratio was well below the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

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Lord Abbett Alpha Strategy Fund
Lord Abbett Fundamental Equity Fund
Lord Abbett Growth Leaders Fund
Lord Abbett International Core Equity Fund
Lord Abbett International Dividend Income Fund
Lord Abbett International Opportunities Fund
Lord Abbett Value Opportunities Fund

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

LST-3 (06/15)

2015 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Micro Cap Growth Fund

Micro Cap Value Fund

For the six-month period ended April 30, 2015

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

5	Micro Cap Growth Fund

8	Micro Cap Value Fund

11	Statements of Assets and Liabilities

12	Statements of Operations

13	Statements of Changes in Net Assets

15	Financial Highlights

19	Notes to Financial Statements

27	Supplemental Information to Shareholders

Lord Abbett Securities Trust
Lord Abbett Micro Cap Growth Fund and
Lord Abbett Micro Cap Value Fund
Semiannual Report

For the six-month period ended April 30, 2015

Daria L. Foster, Trustee, President and Chief Executive Officer of the Lord Abbett Funds and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended April 30, 2015. For additional information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Trustee, President and Chief Executive Officer

1

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 through April 30, 2015).

Actual Expenses

For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/14 – 4/30/15” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Micro Cap Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/14	4/30/15	11/1/14 - 4/30/15
Class A
Actual	$1,000.00	$1,123.60	$9.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.02	$8.85
Class I
Actual	$1,000.00	$1,123.70	$9.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.02	$8.85

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.77% for Classes A and I) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2015

Sector*	%**
Consumer Discretionary	10.19%
Consumer Staples	4.99%
Financials	6.88%
Health Care	37.40%
Industrials	8.50%
Information Technology	31.44%
Materials	0.45%
Repurchase Agreement	0.15%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Micro Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/14	4/30/15	11/1/14 - 4/30/15
Class A
Actual	$1,000.00	$982.30	$8.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.02	$8.85
Class I
Actual	$1,000.00	$982.30	$8.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.02	$8.85

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.77% for Classes A and I) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2015

Sector*	%**
Consumer Discretionary	16.63%
Consumer Staples	5.51%
Energy	0.96%
Financials	29.75%
Health Care	5.87%
Industrials	23.31%
Information Technology	7.88%
Materials	4.44%
Utilities	4.47%
Repurchase Agreement	1.18%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND April 30, 2015

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 97.76%

Aerospace & Defense 1.18%
Astronics Corp.*	29,536	$1,988

Air Freight & Logistics 1.40%
Echo Global Logistics, Inc.*	81,175	2,346

Biotechnology 17.45%
Acceleron Pharma, Inc.*	21,994	608
Aduro Biotech, Inc.*	2,023	51
Alder Biopharmaceuticals, Inc.*	18,482	471
Amicus Therapeutics, Inc.*	180,873	1,820
Anacor Pharmaceuticals, Inc.*	36,808	1,939
Avalanche Biotechnologies, Inc.*	22,377	713
Bluebird Bio, Inc.*	21,556	2,871
Blueprint Medicines Corp.*	72,156	1,362
Chimerix, Inc.*	39,711	1,350
Coherus Biosciences, Inc.*	44,236	963
Epizyme, Inc.*	22,982	375
Foundation Medicine, Inc.*	22,040	1,003
Karyopharm Therapeutics, Inc.*	14,869	404
Progenics Pharmaceuticals, Inc.*	26,681	132
ProQR Therapeutics NV (Netherlands)*(a)	20,779	394
PTC Therapeutics, Inc.*	33,746	1,983
Receptos, Inc.*	16,823	2,479
Regulus Therapeutics, Inc.*	43,735	549
Repligen Corp.*	80,693	2,381
Sage Therapeutics, Inc.*	32,102	1,701
Spark Therapeutics, Inc.*	29,376	1,682
TESARO, Inc.*	28,411	1,548
Ultragenyx Pharmaceutical, Inc.*	25,945	1,464
Verastem, Inc.*	123,592	1,026
Total		29,269
		Fair
		Value
Investments	Shares	(000)
Building Products 2.21%
Builders FirstSource, Inc.*	154,446	$1,970
Trex Co., Inc.*	37,100	1,741
Total		3,711

Capital Markets 4.04%
HFF, Inc. Class A	51,954	2,036
Noah Holdings Ltd. ADR*	103,152	3,496
Piper Jaffray Cos.*	24,673	1,245
Total		6,777

Chemicals 0.44%
Flotek Industries, Inc.*	52,173	745

Commercial Services & Supplies 0.98%
US Ecology, Inc.	35,181	1,650

Communications Equipment 1.90%
Ruckus Wireless, Inc.*	140,900	1,645
Sierra Wireless, Inc. (Canada)*(a)	43,678	1,535
Total		3,180

Diversified Consumer Services 2.14%
2U, Inc.*	135,168	3,597

Diversified Financial Services 1.00%
On Deck Capital, Inc.*	87,312	1,681

Electronic Equipment, Instruments & Components 0.02%
FARO Technologies, Inc.*	794	32

Food & Staples Retailing 3.60%
Chefs’ Warehouse, Inc. (The)*	66,490	1,211
Diplomat Pharmacy, Inc.*	97,260	3,484
Natural Grocers by Vitamin Cottage, Inc.*	50,890	1,339
Total		6,034

Food Products 1.29%
Calavo Growers, Inc.	42,701	2,163

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2015

		Fair
		Value
Investments	Shares	(000)
Health Care Equipment & Supplies 9.85%
AtriCure, Inc.*	65,773	$1,448
Cardiovascular Systems, Inc.*	57,614	1,803
Endologix, Inc.*	35,983	560
Entellus Medical, Inc.*	77,625	2,136
LDR Holding Corp.*	76,296	2,583
Nevro Corp.*	42,492	1,913
NxStage Medical, Inc.*	137,659	2,523
Sientra, Inc.*	65,556	1,146
Spectranetics Corp. (The)*	13,158	338
ZELTIQ Aesthetics, Inc.*	67,401	2,069
Total		16,519

Health Care Providers & Services 2.80%
AAC Holdings, Inc.*	40,147	1,392
ExamWorks Group, Inc.*	20,764	850
HealthEquity, Inc.*	93,407	2,448
Total		4,690

Hotels, Restaurants & Leisure 3.67%
BJ’s Restaurants, Inc.*	42,161	1,973
Habit Restaurants, Inc. (The) Class A*	68,021	2,253
Zoe’s Kitchen, Inc.*	62,787	1,923
Total		6,149

Household Durables 0.27%
iRobot Corp.*	13,998	454

Information Technology Services 1.30%
Luxoft Holding, Inc. (Switzerland)*(a)	42,224	2,188

Internet & Catalog Retail 0.66%
1-800-Flowers.com, Inc. Class A*	105,234	1,112

Internet Software & Services 8.38%
Apigee Corp.*	66,170	957
Benefitfocus, Inc.*	61,885	2,138
comScore, Inc.*	37,064	1,941
Constant Contact, Inc.*	34,352	1,197
Cvent, Inc.*	60,406	1,624
		Fair
		Value
Investments	Shares	(000)
Hortonworks, Inc.*	37,721	$761
Stamps.com, Inc.*	46,144	2,856
Textura Corp.*	66,053	1,729
TrueCar, Inc.*	55,723	859
Total		14,062

Leisure Product 1.27%
Malibu Boats, Inc. Class A*	100,314	2,124

Life Sciences Tools & Services 1.74%
Fluidigm Corp.*	67,818	2,540
Pacific Biosciences of California, Inc.*	73,594	380
Total		2,920

Media 0.48%
Rentrak Corp.*	17,172	814

Pharmaceuticals 4.78%
Cempra, Inc.*	66,871	2,106
Depomed, Inc.*	148,334	3,450
Intersect ENT, Inc.*	98,258	2,466
Total		8,022

Professional Services 2.55%
Insperity, Inc.	41,497	1,998
Paylocity Holding Corp.*	65,581	1,846
Resources Connection, Inc.	27,008	426
Total		4,270

Real Estate Investment Trusts 0.85%
CyrusOne, Inc.	43,830	1,424

Real Estate Management & Development 0.85%
Marcus & Millichap, Inc.*	40,296	1,426

Semiconductors & Semiconductor Equipment 5.42%
Ambarella, Inc.*	38,778	2,837
Inphi Corp.*	131,877	2,829
Silicon Motion Technology Corp. ADR	67,569	1,980
SolarEdge Technologies, Inc. (Israel)*(a)	57,722	1,443
Total		9,089

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND April 30, 2015

		Fair
		Value
Investments	Shares	(000)
Software 13.27%
Ellie Mae, Inc.*	46,187	$2,540
Fleetmatics Group plc (Ireland)*(a)	51,110	2,330
Gigamon, Inc.*	58,064	1,709
Glu Mobile, Inc.*	602,692	4,074
Infoblox, Inc.*	75,011	1,767
Materialise NV ADR*	115,593	854
Qualys, Inc.*	45,641	2,260
Rally Software Development Corp.*	85,245	1,233
Rubicon Project, Inc. (The)*	128,243	2,240
Silver Spring Networks, Inc.*	95,660	930
Yodlee, Inc.*	182,312	2,323
Total		22,260

Specialty Retail 1.48%
MarineMax, Inc.*	112,600	2,486

Technology Hardware, Storage & Peripheral 0.49%
Cray, Inc.*	29,227	821
Total Common Stocks (cost $127,007,912)		164,003
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.14%

Repurchase Agreement
Repurchase Agreement dated 4/30/2015, Zero Coupon due 5/1/2015 with Fixed Income Clearing Corp. collateralized by $250,000 of Federal Home Loan Bank at 0.125% due 9/2/2015; value: $250,000; proceeds: $241,149 (cost $241,149)	$241	$241
Total Investments in Securities 97.90% (cost $127,249,061)		164,244
Other Assets in Excess of Liabilities 2.10%		3,519
Net Assets 100.00%		$167,763

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$164,003	$–	$–	$164,003
Repurchase Agreement	–	241	–	241
Total	$164,003	$241	$–	$164,244

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2015.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)

MICRO CAP VALUE FUND April 30, 2015

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.03%

Aerospace & Defense 1.59%
Astronics Corp.*	36,360	$2,447
Sparton Corp.*	6,000	155
Total		2,602

Auto Components 3.73%
Fox Factory Holding Corp.*	82,900	1,262
Gentherm, Inc.*	63,600	3,354
Tower International, Inc.*	57,100	1,476
Total		6,092

Banks 16.86%
Bank of Marin Bancorp	44,600	2,249
BNC Bancorp	190,600	3,478
CoBiz Financial, Inc.	259,266	3,114
Eagle Bancorp, Inc.*	33,400	1,231
Pacific Premier Bancorp, Inc.*	236,900	3,710
Pinnacle Financial Partners, Inc.	57,900	2,759
Renasant Corp.	87,400	2,597
South State Corp.	74,900	5,072
Square 1 Financial, Inc. Class A*	129,156	3,340
Total		27,550

Building Products 6.05%
Caesarstone Sdot-Yam Ltd. (Israel)(a)	53,900	3,193
Patrick Industries, Inc.*	111,600	6,703
Total		9,896

Capital Markets 1.02%
Westwood Holdings Group, Inc.	28,400	1,664
		Fair
		Value
Investments	Shares	(000)
Chemicals 2.34%
Chase Corp.	44,500	$1,594
Quaker Chemical Corp.	26,800	2,230
Total		3,824

Commercial Services & Supplies 5.64%
Mobile Mini, Inc.	60,300	2,324
Multi-Color Corp.	109,800	6,893
Total		9,217

Electrical Equipment 0.97%
AZZ, Inc.	34,100	1,582

Electronic Equipment, Instruments & Components 2.96%
CTS Corp.	139,625	2,505
Orbotech Ltd. (Israel)*(a)	129,600	2,326
Total		4,831

Food Products 4.22%
Diamond Foods, Inc.*	68,700	1,926
Farmer Bros Co.*	62,100	1,548
J&J Snack Foods Corp.	32,750	3,417
Total		6,891

Gas Utilities 2.48%
Chesapeake Utilities Corp.	84,700	4,047

Health Care Providers & Services 5.82%
Aceto Corp.	153,300	2,971
CorVel Corp.*	60,640	2,167
Hanger, Inc.*	64,800	1,448
Providence Service Corp. (The)*	69,000	2,934
Total		9,520

Hotels, Restaurants & Leisure 1.40%
Denny’s Corp.*	219,300	2,283

Household Products 1.25%
WD-40 Co.	25,200	2,040

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MICRO CAP VALUE FUND April 30, 2015

		Fair
		Value
Investments	Shares	(000)
Insurance 1.20%
AMERISAFE, Inc.	43,600	$1,970

Leisure Product 1.47%
Malibu Boats, Inc. Class A*	113,200	2,396

Machinery 3.55%
Lydall, Inc.*	116,700	3,132
Standex International Corp.	33,000	2,669
Total		5,801

Media 1.32%
Carmike Cinemas, Inc.*	71,400	2,155

Oil, Gas & Consumable Fuels 0.95%
Sanchez Energy Corp.*	105,800	1,554

Paper & Forest Products 2.06%
Neenah Paper, Inc.	55,675	3,367

Real Estate Investment Trusts 6.62%
CoreSite Realty Corp.	43,300	2,082
First Industrial Realty Trust, Inc.	119,200	2,352
Physicians Realty Trust	193,799	3,217
Retail Opportunity Investments Corp.	188,400	3,161
Total		10,812

Real Estate Management & Development 2.19%
Marcus & Millichap, Inc.*	51,100	1,808
RE/MAX Holdings, Inc. Class A	52,700	1,781
Total		3,589

Road & Rail 1.02%
Roadrunner Transportation
Systems, Inc.*	68,100	1,666
		Fair
		Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 2.75%
FormFactor, Inc.*	360,500	$2,873
Silicon Motion Technology Corp. ADR	55,500	1,627
Total		4,500

Specialty Retail 6.44%
Express, Inc.*	187,000	3,048
Francesca’s Holdings Corp.*	395,700	6,700
Pier 1 Imports, Inc.	61,279	775
Total		10,523

Technology Hardware, Storage & Peripheral 2.11%
Electronics for Imaging, Inc.*	82,700	3,451

Textiles, Apparel & Luxury Goods 2.15%
Steven Madden Ltd.*	90,000	3,512

Thrifts & Mortgage Finance 1.62%
Essent Group Ltd.*	105,900	2,642

Trading Companies & Distributors 4.30%
H&E Equipment Services, Inc.	73,800	1,824
Lawson Products, Inc.*	123,800	2,903
Rush Enterprises, Inc. Class A*	87,900	2,298
Total		7,025

Water Utilities 1.95%
Connecticut Water Service, Inc.	88,700	3,193
Total Common Stocks (cost $123,342,929)		160,195

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(concluded)

MICRO CAP VALUE FUND April 30, 2015

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.18%

Repurchase Agreement
Repurchase Agreement dated 4/30/2015, Zero Coupon due 5/1/2015 with Fixed Income Clearing Corp. collateralized by $1,965,000 of Federal Home Loan Bank at 0.125% due 9/2/2015; value: $1,965,000; proceeds: $1,922,280 (cost $1,922,280)	$1,922	$1,922
Total Investments in Securities 99.21% (cost $125,265,209)		162,117
Other Assets in Excess of Liabilities 0.79%		1,296
Net Assets 100.00%		$163,413

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$160,195	$–	$–	$160,195
Repurchase Agreement	–	1,922	–	1,922
Total	$160,195	$1,922	$–	$162,117

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2015.

10	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

April 30, 2015

	Micro Cap Growth Fund	Micro Cap Value Fund
ASSETS:
Investments in securities, at cost	$127,249,061	$125,265,209
Investments in securities, at fair value	$164,244,272	$162,117,284
Receivables:
Investment securities sold	8,453,825	1,613,547
Dividends	–	85,725
Capital shares sold	41,545	21,836
Prepaid expenses	6,099	14,048
Total assets	172,745,741	163,852,440
LIABILITIES:
Payables:
Investment securities purchased	4,683,193	–
Capital shares reacquired	–	145,688
Management fee	220,796	209,886
Trustees’ fees	14,314	16,388
Fund administration	5,888	5,597
To affiliate (See Note 3)	24,301	23,763
Accrued expenses	33,784	38,608
Total liabilities	4,982,276	439,930
NET ASSETS	$167,763,465	$163,412,510
COMPOSITION OF NET ASSETS:
Paid-in capital	$119,724,312	$128,802,272
Accumulated net investment loss	(1,794,800)	(1,740,499)
Accumulated net realized gain (loss) on investments	12,838,742	(501,338)
Net unrealized appreciation on investments	36,995,211	36,852,075
Net Assets	$167,763,465	$163,412,510
Net assets by class:
Class A Shares	$14,231,166	$16,430,964
Class I Shares	$153,532,299	$146,981,546
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	781,588	548,740
Class I Shares	7,890,384	4,730,368
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$18.21	$29.94
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$19.32	$31.77
Class I Shares-Net asset value	$19.46	$31.07

See Notes to Financial Statements.	11

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2015

	Micro Cap Growth Fund	Micro Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $0 and $2,977, respectively)	$215,348	$905,834
Total investment income	215,348	905,834
Expenses:
Management fee	1,273,445	1,214,703
Shareholder servicing	21,355	21,029
Professional	22,280	22,277
Reports to shareholders	3,122	2,988
Fund administration	33,959	32,392
Custody	7,873	2,798
Trustees’ fees	2,471	2,396
Registration	15,910	16,641
Subsidy (See Note 3)	118,863	115,122
Other	3,007	3,839
Gross expenses	1,502,285	1,434,185
Expense reductions (See Note 8)	(18)	(16)
Net expenses	1,502,267	1,434,169
Net investment loss	(1,286,919)	(528,335)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	15,770,284	(447,183)
Net change in unrealized appreciation/depreciation on investments	5,572,583	(1,856,123)
Net realized and unrealized gain (loss)	21,342,867	(2,303,306)
Net Increase (Decrease) in Net Assets Resulting From Operations	$20,055,948	$(2,831,641)

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Micro Cap Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2015 (unaudited)	For the Year Ended October 31, 2014
Operations:
Net investment loss	$(1,286,919)	$(2,457,704)
Net realized gain on investments	15,770,284	20,636,719
Net change in unrealized appreciation/depreciation on investments	5,572,583	(1,527,370)
Net increase in net assets resulting from operations	20,055,948	16,651,645
Distributions to shareholders from:
Net realized gain
Class A	(1,633,376)	(3,137,466)
Class I	(18,532,831)	(35,954,135)
Total distributions to shareholders	(20,166,207)	(39,091,601)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	4,101,734	16,550,517
Reinvestment of distributions	18,676,180	36,811,431
Cost of shares reacquired	(24,441,585)	(13,570,868)
Net increase (decrease) in net assets resulting from capital share transactions	(1,663,671)	39,791,080
Net increase (decrease) in net assets	(1,773,930)	17,351,124
NET ASSETS:
Beginning of period	$169,537,395	$152,186,271
End of period	$167,763,465	$169,537,395
Accumulated net investment loss	$(1,794,800)	$(507,881)

See Notes to Financial Statements.	13

Statements of Changes in Net Assets (concluded)

	Micro Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2015 (unaudited)	For the Year Ended October 31, 2014
Operations:
Net investment loss	$(528,335)	$(1,225,079)
Net realized gain (loss) on investments	(447,183)	17,316,351
Net change in unrealized appreciation/depreciation on investments	(1,856,123)	1,456,882
Net increase (decrease) in net assets resulting from operations	(2,831,641)	17,548,154
Distributions to shareholders from:
Net realized gain
Class A	(1,798,650)	(3,831,074)
Class I	(14,912,161)	(14,965,367)
Total distributions to shareholders	(16,710,811)	(18,796,441)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	5,960,436	11,494,312
Reinvestment of distributions	15,741,764	16,966,402
Cost of shares reacquired	(5,588,839)	(20,473,797)
Net increase in net assets resulting from capital share transactions	16,113,361	7,986,917
Net increase (decrease) in net assets	(3,429,091)	6,738,630
NET ASSETS:
Beginning of period	$166,841,601	$160,102,971
End of period	$163,412,510	$166,841,601
Accumulated net investment loss	$(1,740,499)	$(1,212,164)

14	See Notes to Financial Statements.

Financial Highlights

MICRO CAP GROWTH FUND

	Class A Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$18.56		$22.57	$14.03	$15.98	$15.47	$11.32
Investment operations:
Net investment loss(a)	(.14)		(.28)	(.29)	(.28)	(.33)	(.27)
Net realized and unrealized gain	2.14		2.27	8.94	.79	.84	4.42
Total from investment operations	2.00		1.99	8.65	.51	.51	4.15
Distributions to shareholders from:
Net realized gain	(2.35)		(6.00)	(.11)	(2.46)	–	–
Net asset value, end of period	$18.21		$18.56	$22.57	$14.03	$15.98	$15.47
Total Return(b)	12.36	%(c)	10.57%	62.14%	4.86%	3.30%	36.66%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.88	%(c)	1.78%	1.85%	2.09%	2.07%	2.10%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.88	%(c)	1.78%	1.85%	2.09%	2.07%	2.10%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.88	%(c)	1.78%	1.85%	2.09%	2.07%	2.11%
Net investment loss	(.75	)%(c)	(1.50)%	(1.64)%	(1.92)%	(1.98)%	(2.03)%

Supplemental Data:
Net assets, end of period (000)	$14,231		$12,881	$11,220	$11,484	$15,271	$13,779
Portfolio turnover rate	82.35	%(c)	208.12%	197.69%	119.77%	120.62%	115.89%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (concluded)

MICRO CAP GROWTH FUND

	Class I Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$19.67		$23.57	$14.64	$16.52	$15.96	$11.65
Investment operations:
Net investment loss(a)	(.14)		(.29)	(.29)	(.25)	(.30)	(.24)
Net realized and unrealized gain	2.28		2.39	9.33	.83	.86	4.55
Total from investment operations	2.14		2.10	9.04	.58	.56	4.31
Distributions to shareholders from:
Net realized gain	(2.35)		(6.00)	(.11)	(2.46)	–	–
Net asset value, end of period	$19.46		$19.67	$23.57	$14.64	$16.52	$15.96
Total Return(b)	12.37	%(c)	10.58%	62.22%	5.10%	3.57%	37.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.88	%(c)	1.78%	1.81%	1.84%	1.82%	1.85%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.88	%(c)	1.78%	1.81%	1.84%	1.82%	1.85%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.88	%(c)	1.78%	1.81%	1.84%	1.82%	1.86%
Net investment loss	(.75	)%(c)	(1.50)%	(1.60)%	(1.68)%	(1.73)%	(1.78)%

Supplemental Data:
Net assets, end of period (000)	$153,532		$156,657	$140,967	$89,897	$93,934	$90,033
Portfolio turnover rate	82.35	%(c)	208.12%	197.69%	119.77%	120.62%	115.89%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights

MICRO CAP VALUE FUND

	Class A Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$34.19		$34.74	$26.52	$22.88	$23.33	$18.57
Investment operations:
Net investment loss(a)	(.10)		(.23)	(.10)	(.08)	(.29)	(.31)
Net realized and unrealized gain (loss)	(.56)		3.84	8.32	3.72	(.16)	5.07
Total from investment operations	(.66)		3.61	8.22	3.64	(.45)	4.76
Distributions to shareholders from:
Net realized gain	(3.59)		(4.16)	–	–	–	–
Net asset value, end of period	$29.94		$34.19	$34.74	$26.52	$22.88	$23.33
Total Return(b)	(1.77	)%(c)	11.16%	31.00%	15.91%	(1.93)%	25.63%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.88	%(c)	1.76%	1.82%	2.05%	2.04%	2.06%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.88	%(c)	1.76%	1.82%	2.05%	2.04%	2.06%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.88	%(c)	1.76%	1.82%	2.05%	2.04%	2.06%
Net investment loss	(.33	)%(c)	(.68)%	(.34)%	(.32)%	(1.17)%	(1.48)%

Supplemental Data:
Net assets, end of period (000)	$16,431		$20,028	$32,010	$30,512	$26,239	$30,139
Portfolio turnover rate	33.16	%(c)	59.95%	73.58%	34.25%	56.97%	48.03%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (concluded)

MICRO CAP VALUE FUND

	Class I Shares
	Six Months
	Ended
	4/30/2015		Year Ended 10/31
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$35.34		$35.77	$27.32	$23.50	$23.91	$18.98
Investment operations:
Net investment loss(a)	(.10)		(.26)	(.09)	(.02)	(.24)	(.27)
Net realized and unrealized gain (loss)	(.58)		3.99	8.56	3.84	(.17)	5.20
Total from investment operations	(.68)		3.73	8.47	3.82	(.41)	4.93
Distributions to shareholders from:
Net investment income	–		–	(.02)	–	–	–
Net realized gain	(3.59)		(4.16)	–	–	–	–
Total distributions	(3.59)		(4.16)	(.02)	–	–	–
Net asset value, end of period	$31.07		$35.34	$35.77	$27.32	$23.50	$23.91
Total Return(b)	(1.77	)%(c)	11.18%	31.02%	16.21%	(1.67)%	25.97%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.88	%(c)	1.77%	1.78%	1.80%	1.79%	1.81%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.88	%(c)	1.77%	1.78%	1.80%	1.79%	1.81%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.88	%(c)	1.77%	1.78%	1.80%	1.79%	1.81%
Net investment loss	(.32	)%(c)	(.74)%	(.29)%	(.09)%	(.92)%	(1.23)%

Supplemental Data:
Net assets, end of period (000)	$146,982		$146,813	$128,093	$96,962	$94,796	$85,868
Portfolio turnover rate	33.16	%(c)	59.95%	73.58%	34.25%	56.97%	48.03%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

18	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of nine funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Class A and I shares and Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”), Class A and I shares. The investment objective of both Micro Cap Growth Fund and Micro Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. A contingent deferred sales charge (“CDSC”) may apply to certain redemptions of Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus). Class I shares are not subject to any sales charges.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity,

19

Notes to Financial Statements (unaudited)(continued)

reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2011 through October 31, 2014. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses incurred by the Funds, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear class-specific expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure

20

Notes to Financial Statements (unaudited)(continued)

purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of April 30, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of 1.50%, which was the Funds’ annualized effective management fee rate for the six months ended April 30, 2015.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

Each Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”) of the Trust, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliate on each Fund’s Statement of Assets and Liabilities.

21

Notes to Financial Statements (unaudited)(continued)

As of April 30, 2015, the percentages of Micro Cap Growth Fund’s and Micro Cap Value Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund were 75.72% and 77.98%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A shares pursuant to Rule 12b-1 under the Act under which the Board may authorize the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. During the six months ended April 30, 2015, the Board did not authorize such Class A 12b-1 fees.

Class I shares do not have a distribution plan.

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually for each fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2015 and fiscal year ended October 31, 2014 was as follows:

	Micro Cap Growth Fund			Micro Cap Value Fund
	Six Months			Six Months
	Ended			Ended
	4/30/2015		Year Ended	4/30/2015		Year Ended
	(unaudited	)	10/31/2014	(unaudited	)	10/31/2014
Distributions paid from:
Ordinary income	$3,677,493		$26,623,391	$–		$–
Net long-term capital gains	16,488,714		12,468,210	16,710,811		18,796,441
Total distributions paid	$20,166,207		$39,091,601	$16,710,811		$18,796,441

As of April 30, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Micro Cap	Micro Cap
	Growth Fund	Value Fund
Tax cost	$130,179,386	$125,318,944
Gross unrealized gain	37,134,232	38,291,141
Gross unrealized loss	(3,069,346)	(1,492,801)
Net unrealized security gain	$34,064,886	$36,798,340

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

22

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2015 were as follows:

	Purchases	Sales
Micro Cap Growth Fund	$137,172,079	$160,939,649
Micro Cap Value Fund	52,756,040	55,484,074

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2015.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

			Micro Cap Growth Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$241,149	$–	$241,149
Total	$241,149	$–	$241,149

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash		Securities
	of Assets and	Financial	Collateral		Collateral	Net
Counterparty	Liabilities	Instruments	Received(a	)	Received(a )	Amount(b	)
Fixed Income Clearing Corp.	$241,149	$ –	$ –		$(241,149)	$ –
Total	$241,149	$ –	$ –		$(241,149)	$ –

23

Notes to Financial Statements (unaudited)(continued)

			Micro Cap Value Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$1,922,280	$–	$1,922,280
Total	$1,922,280	$–	$1,922,280

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash		Securities
	of Assets and	Financial	Collateral		Collateral	Net
Counterparty	Liabilities	Instruments	Received(a	)	Received(a )	Amount(b	)
Fixed Income Clearing Corp.	$1,922,280	$ –	$ –		$(1,922,280)	$ –
Total	$1,922,280	$ –	$ –		$(1,922,280)	$ –

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2015.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended April 30, 2015, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for each Fund in Other expenses in the Statements of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

During the six months ended April 30, 2015, the Funds did not utilize the Facility.

24

Notes to Financial Statements (unaudited)(continued)

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment in each Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of Micro Cap Value Fund, the prices of value stocks in which it generally invests may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

These factors can affect each Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Six Months Ended
		April 30, 2015		Year Ended
Micro Cap Growth Fund		(unaudited )		October 31, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	24,602	$448,451	103,506	$2,045,415
Reinvestment of distributions	100,381	1,633,205	180,089	3,137,146
Shares reacquired	(37,507)	(709,210)	(86,690)	(1,587,982)
Increase	87,476	$1,372,446	196,905	$3,594,579
Class I Shares
Shares sold	198,194	$3,653,283	770,587	$14,505,102
Reinvestment of distributions	980,045	17,042,975	1,823,188	33,674,285
Shares reacquired	(1,252,182)	(23,732,375)	(610,341)	(11,982,886)
Increase (decrease)	(73,943)	$(3,036,117)	1,983,434	$36,196,501

		Six Months Ended
		April 30, 2015		Year Ended
Micro Cap Value Fund		(unaudited )		October 31, 2014
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,043	$91,738	10,203	$337,955
Reinvestment of distributions	57,549	1,701,735	93,032	2,979,819
Shares reacquired	(97,685)	(3,217,505)	(438,816)	(14,299,631)
Decrease	(37,093)	$(1,424,032)	(335,581)	$(10,981,857)
Class I Shares
Shares sold	193,143	$5,868,698	328,999	$11,156,357
Reinvestment of distributions	457,479	14,040,029	422,555	13,986,583
Shares reacquired	(75,037)	(2,371,334)	(177,565)	(6,174,166)
Increase	575,585	$17,537,393	573,989	$18,968,774

25

Notes to Financial Statements (unaudited)(concluded)

13.	RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued ASU 2014–11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

26

Supplemental Proxy Information

A joint special meeting of shareholders of the Fund and other funds of the Trust was held on December 4, 2014. The joint special meeting was held for the purpose of electing members of the Board. Shareholders elected the following nine (9) Trustees at the joint special meeting:

•	E. Thayer Bigelow
•	Robert B. Calhoun, Jr.
•	Eric C. Fast
•	Daria L. Foster
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Franklin W. Hobbs
•	James M. McTaggart
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett Securities Trust

Nominee	Votes For	Votes Withheld
E. Thayer Bigelow	765,974,865.350	14,932,400.884
Robert B. Calhoun, Jr.	766,560,830.812	14,346,435.422
Eric C. Fast	767,069,611.805	13,837,654.429
Daria L. Foster	767,145,793.140	13,761,473.094
Evelyn E. Guernsey	767,187,883.952	13,719,382.282
Julie A. Hill	766,775,161.223	14,132,105.011
Franklin W. Hobbs	767,148,532.329	13,758,733.905
James M. McTaggart	767,017,397.647	13,889,868.587
James L.L. Tullis	766,688,826.602	14,218,439.632

27

Approval of Advisory Contract

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2014. As to Micro Cap Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for each of the periods. As to Micro Cap Value Fund, the Board observed that the Fund’s investment performance was above the median for the one-year, three-year, and ten-year periods and below the median for the five-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and

28

Approval of Advisory Contract (continued)

discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Micro Cap Growth Fund and Micro Cap Value Fund, the Board observed that the overall expense level was well above the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the

29

Approval of Advisory Contract (concluded)

prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

30

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

31

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Securities Trust

Lord Abbett mutual fund shares are distributed by	Lord Abbett Micro-Cap Growth Fund	LAMCVF-3 (06/15)
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Micro-Cap Value Fund

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 17, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 17, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 17, 2015